POST-EFFECTIVE AMENDMENT TO REGISTRATION STATEMENT ON FORM N-1A

AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON JANUARY 29, 2026

1933 Act Registration File No.: 333-289838

1940 Act File No.: 811-24117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 4	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

Corgi ETF Trust I

(Exact Name of Registrant as Specified in Charter)

425 Bush St, Suite 500

San Francisco, CA 94104

(Address of Principal Executive Offices, Zip Code)

Registrant's Telephone Number, including Area Code: (855) 552-6744

Northwest Registered Agent Service, Inc.

8 The Green, STE B

Dover, DE 19901

(Name and Address of Agent for Service)

With Copies to:

Emily Z. Yuan

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Peter Skaliy (Counsel / Filing Contact)

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Tel: (404) 275-0259

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[X]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [ ], 2026 pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION

JANUARY 29, 2026

THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Prospectus

January 29, 2026

Important Information About the Funds

This prospectus describes the exchange-traded funds listed above (each, a "Fund," and collectively, the "Funds"), each of which is authorized to offer one class of shares through this prospectus.

The Funds seek daily leveraged (2x) investment results and are intended to be used as short-term trading vehicles. The Funds do not seek to achieve their stated investment objective over a period of time greater than one trading day.

The Funds are not intended to be used by, and are not appropriate for, investors who do not intend to actively monitor and manage their portfolios. The Funds are very different from most mutual funds and exchange-traded funds. Investors should note that:

  The Funds are riskier than alternatives that do not use leverage because each Fund magnifies, on a daily basis, the performance of its reference asset (which may be an index, basket, or other benchmark, as described for each Fund).

  The Funds pursue a daily investment objective. The Funds are designed to provide approximately 200% (2x) of the daily performance of their respective reference assets, before fees and expenses.

  Compounding and volatility can cause returns over periods longer than one day to differ, and possibly differ significantly, from 2x of the reference asset's return for the same period. The pursuit of the Funds' daily investment objectives means that a Fund's return for periods longer than a single trading day will be the result of a series of daily leveraged returns for each trading day during the relevant period. As a consequence, especially during periods of market volatility, the volatility of the reference asset may affect a Fund's return as much as, or more than, the cumulative return of the reference asset for the same period. During periods of high volatility, a Fund may not perform as expected, and a Fund may have losses even when an investor might have expected gains, particularly if the Fund is held for a period that is different than one trading day.

The Funds are not suitable for all investors. The Funds are designed to be utilized only by sophisticated investors, such as traders and active investors employing dynamic strategies. Investors in the Funds should:

  understand the risks associated with the use of leveraged strategies;

  understand the consequences of seeking daily leveraged investment results; and

  intend to actively monitor and manage their investments.

Investors who do not understand the Funds, or do not intend to actively manage their funds and monitor their investments, should not buy the Funds.

There is no assurance that a Fund will achieve its daily leveraged investment objective. An investment in a Fund could lose money, potentially rapidly. The Funds are not a complete investment program.

Fund	Ticker	Principal U.S. Listing Exchange
All World 2x Daily ETF	[ ]	[ ]
Brazil 2x Daily ETF	[ ]	[ ]
China 2x Daily ETF	[ ]	[ ]
Chinese Tech 2x Daily ETF	[ ]	[ ]
Emerging Markets 2x Daily ETF	[ ]	[ ]
Europe Equities 2x Daily ETF	[ ]	[ ]
Ex-U.S. Equities 2x Daily ETF	[ ]	[ ]
Gold 2x Daily ETF	[ ]	[ ]
India 2x Daily ETF	[ ]	[ ]
U.S. Large-Cap 2x Daily ETF	[ ]	[ ]
U.S. Mega-Cap 2x Daily ETF	[ ]	[ ]
U.S. Mid-Cap 2x Daily ETF	[ ]	[ ]
Platinum 2x Daily ETF	[ ]	[ ]
Silver 2x Daily ETF	[ ]	[ ]
U.S. Small-Cap 2x Daily ETF	[ ]	[ ]
South Korea 2x Daily ETF	[ ]	[ ]
Taiwan 2x Daily ETF	[ ]	[ ]
Total U.S. Market 2x Daily ETF	[ ]	[ ]
U.S. Biotech 2x Daily ETF	[ ]	[ ]
U.S. Consumer Discretionary 2x Daily ETF	[ ]	[ ]
U.S. Consumer Staples 2x Daily ETF	[ ]	[ ]
U.S. Energy 2x Daily ETF	[ ]	[ ]
U.S. Financials 2x Daily ETF	[ ]	[ ]
U.S. Growth 2x Daily ETF	[ ]	[ ]
U.S. Healthcare 2x Daily ETF	[ ]	[ ]
U.S. Industrials 2x Daily ETF	[ ]	[ ]
U.S. Manufacturing 2x Daily ETF	[ ]	[ ]
U.S. Materials 2x Daily ETF	[ ]	[ ]
U.S. Micro-Cap 2x Daily ETF	[ ]	[ ]
U.S. Real Estate 2x Daily ETF	[ ]	[ ]
U.S. Regional Banks 2x Daily ETF	[ ]	[ ]
U.S. Semiconductors 2x Daily ETF	[ ]	[ ]
U.S. Technology 2x Daily ETF	[ ]	[ ]
U.S. Utilities 2x Daily ETF	[ ]	[ ]
Copper 2x Daily ETF	[ ]	[ ]
All Commodities 2x Daily ETF	[ ]	[ ]
Oil 2x Daily ETF	[ ]	[ ]
Natural Gas 2x Daily ETF	[ ]	[ ]
Uranium 2x Daily ETF	[ ]	[ ]
Palladium 2x Daily ETF	[ ]	[ ]
Aerospace & Commercial Aviation 2x Daily ETF	[ ]	[ ]
AI Cybersecurity 2x Daily ETF	[ ]	[ ]
Battery Energy Storage Systems 2x Daily ETF	[ ]	[ ]
Bay Area Based 2x Daily ETF	[ ]	[ ]
Beauty, Skincare & Aesthetics 2x Daily ETF	[ ]	[ ]
Coffee & Energy Drinks 2x Daily ETF	[ ]	[ ]
Crypto Infrastructure 2x Daily ETF	[ ]	[ ]
Data & Surveillance 2x Daily ETF	[ ]	[ ]
Genomics & Precision Medicine 2x Daily ETF	[ ]	[ ]
High Voltage Grid Equipment 2x Daily ETF	[ ]	[ ]
Lifestyle Brands 2x Daily ETF	[ ]	[ ]
Longevity Consumer 2x Daily ETF	[ ]	[ ]
Natural Gas Power & Turbines 2x Daily ETF	[ ]	[ ]
NYC Based 2x Daily ETF	[ ]	[ ]
Ports, Rail & Freight 2x Daily ETF	[ ]	[ ]
Quantum Computing 2x Daily ETF	[ ]	[ ]
Robots & Humanoids 2x Daily ETF	[ ]	[ ]
Shipping & Global Logistics 2x Daily ETF	[ ]	[ ]
Sports Betting & Gambling 2x Daily ETF	[ ]	[ ]
Travel & Leisure 2x Daily ETF	[ ]	[ ]
Venezuelan Liberation 2x Daily ETF	[ ]	[ ]
U.S. War Machine 2x Daily ETF	[ ]	[ ]
Buy Now Pay Later 2x Daily ETF	[ ]	[ ]
Space & Satellite Communications 2x Daily ETF	[ ]	[ ]
Mag 7 2x Daily ETF	[ ]	[ ]
IP Licensing & Royalties 2x Daily ETF	[ ]	[ ]
Drones & Urban Air Mobility 2x Daily ETF	[ ]	[ ]
Lithography & Semiconductor Photonics 2x Daily ETF	[ ]	[ ]
Digital Banking & Fintech Infrastructure 2x Daily ETF	[ ]	[ ]
AGIX 2x Daily ETF	[ ]	[ ]

The U.S. Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

FUND SUMMARY - All World 2x Daily ETF
FUND SUMMARY - Brazil 2x Daily ETF
FUND SUMMARY - China 2x Daily ETF
FUND SUMMARY - Chinese Tech 2x Daily ETF
FUND SUMMARY - Emerging Markets 2x Daily ETF
FUND SUMMARY - Europe Equities 2x Daily ETF
FUND SUMMARY - Ex-U.S. Equities 2x Daily ETF
FUND SUMMARY - Gold 2x Daily ETF
FUND SUMMARY - India 2x Daily ETF
FUND SUMMARY - U.S. Large-Cap 2x Daily ETF
FUND SUMMARY - U.S. Mega-Cap 2x Daily ETF
FUND SUMMARY - U.S. Mid-Cap 2x Daily ETF
FUND SUMMARY - Platinum 2x Daily ETF
FUND SUMMARY - Silver 2x Daily ETF
FUND SUMMARY - U.S. Small-Cap 2x Daily ETF
FUND SUMMARY - South Korea 2x Daily ETF
FUND SUMMARY - Taiwan 2x Daily ETF
FUND SUMMARY - Total U.S. Market 2x Daily ETF
FUND SUMMARY - U.S. Biotech 2x Daily ETF
FUND SUMMARY - U.S. Consumer Discretionary 2x Daily ETF
FUND SUMMARY - U.S. Consumer Staples 2x Daily ETF
FUND SUMMARY - U.S. Energy 2x Daily ETF
FUND SUMMARY - U.S. Financials 2x Daily ETF
FUND SUMMARY - U.S. Growth 2x Daily ETF
FUND SUMMARY - U.S. Healthcare 2x Daily ETF
FUND SUMMARY - U.S. Industrials 2x Daily ETF
FUND SUMMARY - U.S. Manufacturing 2x Daily ETF
FUND SUMMARY - U.S. Materials 2x Daily ETF
FUND SUMMARY - U.S. Micro-Cap 2x Daily ETF
FUND SUMMARY - U.S. Real Estate 2x Daily ETF
FUND SUMMARY - U.S. Regional Banks 2x Daily ETF
FUND SUMMARY - U.S. Semiconductors 2x Daily ETF
FUND SUMMARY - U.S. Technology 2x Daily ETF
FUND SUMMARY - U.S. Utilities 2x Daily ETF
FUND SUMMARY - Copper 2x Daily ETF
FUND SUMMARY - All Commodities 2x Daily ETF
FUND SUMMARY - Oil 2x Daily ETF
FUND SUMMARY - Natural Gas 2x Daily ETF
FUND SUMMARY - Uranium 2x Daily ETF
FUND SUMMARY - Palladium 2x Daily ETF
FUND SUMMARY - Aerospace & Commercial Aviation 2x Daily ETF
FUND SUMMARY - AI Cybersecurity 2x Daily ETF
FUND SUMMARY - Battery Energy Storage Systems 2x Daily ETF
FUND SUMMARY - Bay Area Based 2x Daily ETF
FUND SUMMARY - Beauty, Skincare & Aesthetics 2x Daily ETF
FUND SUMMARY - Coffee & Energy Drinks 2x Daily ETF
FUND SUMMARY - Crypto Infrastructure 2x Daily ETF
FUND SUMMARY - Data & Surveillance 2x Daily ETF
FUND SUMMARY - Genomics & Precision Medicine 2x Daily ETF
FUND SUMMARY - High Voltage Grid Equipment 2x Daily ETF
FUND SUMMARY - Lifestyle Brands 2x Daily ETF
FUND SUMMARY - Longevity Consumer 2x Daily ETF
FUND SUMMARY - Natural Gas Power & Turbines 2x Daily ETF
FUND SUMMARY - NYC Based 2x Daily ETF
FUND SUMMARY - Ports, Rail & Freight 2x Daily ETF
FUND SUMMARY - Quantum Computing 2x Daily ETF
FUND SUMMARY - Robots & Humanoids 2x Daily ETF
FUND SUMMARY - Shipping & Global Logistics 2x Daily ETF
FUND SUMMARY - Sports Betting & Gambling 2x Daily ETF
FUND SUMMARY - Travel & Leisure 2x Daily ETF
FUND SUMMARY - Venezuelan Liberation 2x Daily ETF
FUND SUMMARY - U.S. War Machine 2x Daily ETF
FUND SUMMARY - Buy Now Pay Later 2x Daily ETF
FUND SUMMARY - Space & Satellite Communications 2x Daily ETF
FUND SUMMARY - Mag 7 2x Daily ETF
FUND SUMMARY - IP Licensing & Royalties 2x Daily ETF
FUND SUMMARY - Drones & Urban Air Mobility 2x Daily ETF
FUND SUMMARY - Lithography & Semiconductor Photonics 2x Daily ETF
FUND SUMMARY - Digital Banking & Fintech Infrastructure 2x Daily ETF
FUND SUMMARY - AGIX 2x Daily ETF
ADDITIONAL INFORMATION ABOUT FUNDS
MANAGEMENT
HOW TO BUY AND SELL SHARES
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

FUND SUMMARY - All World 2x Daily ETF

Investment Objective

The All World 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total World Stock Index Fund ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total World Stock Index Fund ETF ("Underlying ETF"). For purposes of the Fund's name, "All World" refers to global equity exposure, including U.S. and non-U.S. developed and emerging markets, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the FTSE Global All Cap Index, a float-adjusted, market-capitalization weighted index designed to measure the market performance of large-capitalization, mid-capitalization, and small-capitalization stocks of companies located around the world, including both U.S. and non U.S. developed and emerging markets. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Total World Stock Index Fund ETF or any other securities of the Vanguard Total World Stock Index Fund ETF. Information about the Vanguard Total World Stock Index Fund ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard Total World Stock Index Fund ETF are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Total World Stock Index Fund ETF's own prospectus and reports for more complete information about the Vanguard Total World Stock Index Fund ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Global Equity Market Risk. The Fund is exposed to global equity market risk through its exposure to the Underlying ETF and any other reference assets. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Foreign and Emerging Markets Risk. The Underlying ETF may include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Currency Risk. Because the Underlying ETF may invest in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Brazil 2x Daily ETF

Investment Objective

The Brazil 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI Brazil ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI Brazil ETF ("Underlying ETF"). For purposes of the Fund's name, "Brazil" refers to Brazilian equity exposure, primarily issuers located in Brazil across large- and mid-capitalization companies, including companies listed on Brazilian exchanges and Brazilian companies listed in other markets, and which may include meaningful exposure to Brazilian financials, materials, and energy sectors, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the MSCI Brazil 25/50 Index (Net), which is a free float-adjusted, market capitalization-weighted index designed to measure the performance of the large- and mid-capitalization segments of the equity market in Brazil. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI Brazil ETF or any other securities of the iShares MSCI Brazil ETF . Information about the iShares MSCI Brazil ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the iShares MSCI Brazil ETF's own prospectus and reports for more complete information about the iShares MSCI Brazil ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Brazil Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to Brazilian equity market risk. Equity securities of Brazilian issuers may decline in value due to issuer-specific factors or broad market and economic conditions in Brazil. Brazilian equity markets can be volatile and may be affected by changes in domestic interest rates, inflation, fiscal policy, economic growth, commodity price cycles, and political and social developments. Because the Fund provides leveraged exposure, declines in Brazilian equity markets may result in proportionally larger declines in the Fund's net asset value.

Brazil Currency and Exchange Rate Risk. The Fund is indirectly exposed to currency risk through the Underlying ETF's exposure to the Brazilian real. Changes in exchange rates may reduce returns or increase losses. Even if Brazilian equities gain value in local currency terms, the Fund's return may be reduced if the U.S. dollar strengthens relative to the Brazilian real. The Fund does not expect to systematically hedge foreign currency exposure.

Brazil Country and Emerging Markets Risk. Brazil is generally considered an emerging market. Investments tied to Brazil may be subject to heightened risks, including political and economic instability, less developed regulatory and legal systems, changes in taxation or capital controls, restrictions on foreign investment, and less reliable financial reporting and trading practices. Brazilian markets may be less liquid than U.S. markets, which can increase volatility, widen bid-ask spreads, and make it more difficult to enter or exit positions, especially during periods of market stress.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - China 2x Daily ETF

Investment Objective

The China 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares China Large Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares China Large Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "China" refers to Chinese equity exposure, primarily large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the FTSE China 50 Index (Net), an index designed to measure the performance of large, liquid Chinese companies that trade on the Stock Exchange of Hong Kong and are generally available to international investors. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares China Large Cap ETF or any other securities of the iShares China Large Cap ETF. Information about the iShares China Large Cap ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the iShares China Large Cap ETF's own prospectus and reports for more complete information about the iShares China Large Cap ETF.

The Fund may enter into swap agreements with a limited number of counterparties. Swap agreements may include provisions that permit a counterparty to terminate or close out transactions upon the occurrence of certain events (which may include events associated with significant declines in the value of the reference asset). There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

China Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to Chinese equity market risk. Equity securities tied to China may decline due to issuer-specific factors or broad market and economic conditions, and Chinese markets can be especially volatile. Because the Fund provides leveraged exposure, declines in Chinese equity markets may result in proportionally larger declines in the Fund's net asset value.

China Regulatory and Policy Risk. Investments tied to China are subject to heightened risks arising from government intervention and policy changes, including changes in regulation of industries, capital markets, and cross-border listings, as well as actions affecting corporate governance, data and cybersecurity practices, and the ability of companies to access foreign capital. Such developments can occur with little warning and may materially reduce the value and liquidity of affected securities.

China Geopolitical and Trade Risk. China-related investments may be adversely affected by geopolitical tensions, trade disputes, sanctions, export controls, restrictions on investment or ownership, and other measures imposed by the United States or other governments. These events can increase market volatility, reduce liquidity, and impair the Fund's ability to maintain exposure efficiently, and because the Fund is leveraged, losses may be magnified.

China Currency and Market Access Risk. The Fund is indirectly exposed to currency and market access risks through the Underlying ETF's exposure to Chinese markets. Movements in the Chinese yuan and Hong Kong dollar versus the U.S. dollar may reduce returns. Market access mechanisms, trading suspensions, or constraints on capital flows may make it more difficult to value or trade China-related securities in stressed markets.

Hong Kong Market and Trading Hours Risk. The Underlying ETF's reference market exposure is primarily to Chinese equities that trade on the Hong Kong Stock Exchange. Differences in trading hours, holidays, and market closures between Hong Kong and the United States may contribute to volatility, premiums or discounts to NAV, wider bid-ask spreads, and periods when the Fund's shares trade when the underlying market is closed. These effects may increase the Underlying ETF's rebalancing and implementation challenges and may contribute to performance slippage relative to the Fund's daily leveraged objective.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser:[ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Chinese Tech 2x Daily ETF

Investment Objective

The Chinese Tech 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KraneShares CSI China Internet ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with KraneShares, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KraneShares CSI China Internet ETF ("Underlying ETF"). For purposes of the Fund's name, "Chinese Tech" refers to Chinese technology and internet equity exposure, primarily companies engaged in the internet and internet-related technology and services (for example, e-commerce, online media, and software and services)with substantial operations in or revenue exposure to China, including Hong Kong and U.S. listed Chinese issuers and variable interest entity structures, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the CSI Overseas China Internet Index, a free float-adjusted, market capitalization-weighted index designed to measure the performance of China-based companies whose primary business is in the internet and internet-related sectors and whose securities trade on the Hong Kong Stock Exchange, NASDAQ, or the New York Stock Exchange. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the KraneShares CSI China Internet ETF or any other securities of the KraneShares CSI China Internet ETF. Information about the KraneShares CSI China Internet ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and The Underlying ETF's Index Provider and KraneShares are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the KraneShares CSI China Internet ETF's own prospectus and reports for more complete information about the KraneShares CSI China Internet ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

China Technology and Internet Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks of the China technology and internet sector, which can be especially volatile and sensitive to changes in consumer spending, competition, platform dynamics, and innovation cycles. Because the Fund provides leveraged exposure, declines affecting this sector may result in proportionally larger declines in the Fund's net asset value.

China Regulatory and Platform Policy Risk. China internet and technology companies face elevated regulatory and policy risks, including changes affecting data security, content, antitrust, fintech activities, app distribution, and platform business practices. Regulatory actions can be sudden and severe, may reduce profitability, and can materially impair valuations and liquidity. Because the Fund provides leveraged exposure, adverse regulatory outcomes may result in rapid and magnified losses.

Variable Interest Entity and Listing Structure Risk. The Underlying ETF may have exposure to companies that use variable interest entity structures or other contractual arrangements to provide offshore investors economic exposure. These structures may be subject to legal and regulatory uncertainty and could be challenged or modified by Chinese authorities, which could materially reduce the value of affected securities and increase volatility.

China Geopolitical, Sanctions, and Cross-Border Market Access Risk. Through its exposure to the Underlying ETF and other reference assets, the fund's investments tied to Chinese technology companies may be adversely affected by geopolitical tensions, sanctions, export controls, restrictions on U.S. capital market access, and other measures that can limit business activity, restrict ownership, or impair liquidity. These risks can increase tracking slippage versus intended exposure and may impair the Fund's ability to maintain targeted exposure efficiently.

Hong Kong and U.S. Market and Trading Hours Risk. The Underlying ETF may hold China-based issuers whose securities trade on Hong Kong and U.S. exchanges. Differences in trading hours, holidays, market closures, and market liquidity between these exchanges and the U.S. exchange on which the Fund's shares trade may contribute to volatility, wider bid-ask spreads, premiums or discounts to NAV, and periods when the Fund's shares trade while one or more relevant underlying markets are closed. These effects may increase the Fund's rebalancing and implementation challenges and may contribute to performance slippage relative to the Fund's daily leveraged objective.

Foreign Currency Risk. Because the Underlying ETF may invest in securities denominated or traded in currencies other than the U.S. dollar (including Hong Kong-listed securities), the Fund is indirectly exposed to foreign currency risk. Changes in currency exchange rates may reduce returns or increase losses.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser:[ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Emerging Markets 2x Daily ETF

Investment Objective

The Emerging Markets 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard FTSE Emerging Markets ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard FTSE Emerging Markets ETF ("Underlying ETF"). For purposes of the Fund's name, "Emerging Markets" refers to equity exposure to issuers located in developing market countries, across large-, mid-, and small-capitalization companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the FTSE Emerging Markets All Cap China A Inclusion Index, a free-float adjusted, market-capitalization-weighted index designed to measure the market performance of large-, mid-, and small-capitalization stocks of companies located in emerging market countries around the world. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard FTSE Emerging Markets ETF or any other securities of the Vanguard FTSE Emerging Market ETF. Information about the Vanguard FTSE Emerging Markets ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard FTSE Emerging Markets ETF's own prospectus and reports for more complete information about the Vanguard FTSE Emerging Markets ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Global Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to global equity market risk. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Global equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political events, trade disputes, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global equity markets may result in proportionally larger declines in the Fund's net asset value.

Foreign and Emerging Markets Risk. The Underlying ETF will include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Currency Risk. Because the Underlying ETF may invest in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Europe Equities 2x Daily ETF

Investment Objective

The Europe Equities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard FTSE Europe ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard FTSE Europe ETF ("Underlying ETF"). For purposes of the Fund's name, "Europe Equities" refers to European equity exposure, primarily issuers located in developed European countries across large-, mid-, and small-capitalization companies, including companies listed on European exchanges , as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the FTSE Developed Europe All Cap Index, a free float adjusted, market capitalization-weighted index designed to measure the market performance of large capitalization, mid capitalization, and small capitalization stocks of companies located in developed European countries. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard FTSE Europe ETF or any other securities of the Vanguard FTSE Europe ETF. Information about the Vanguard FTSE Europe ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard FTSE Europe ETF's own prospectus and reports for more complete information about the Vanguard FTSE Europe ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

European Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to European equity market risk. Equity securities of European issuers may decline in value due to issuer-specific factors or broad market and economic conditions in Europe. European equity markets can be volatile and may be affected by changes in European interest rates, inflation, economic growth, banking and sovereign debt conditions, fiscal and monetary policy actions, political events, labor disruptions, and regional security developments. Because the Fund provides leveraged exposure, declines in European equity markets may result in proportionally larger declines in the Fund's net asset value.

European Currency Risk. The Fund is indirectly exposed to currency risk through the Underlying ETF's holdings denominated in European currencies, including the euro and other local currencies. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

Europe Region and Concentration Risk. The Underlying ETF is focused on developed European markets. As a result, the Fund's performance may be disproportionately affected by adverse events in Europe, including economic slowdowns, sovereign or bank stress, energy price shocks or supply disruptions, and policy responses by European governments or the European Central Bank. In addition, the Underlying ETF may have meaningful exposure to a limited number of European countries or sectors at various times, which can increase volatility and magnify losses when those countries or sectors underperform.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Ex-U.S. Equities 2x Daily ETF

Investment Objective

The Ex-U.S. Equities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total International Stock ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total International Stock ETF ("Underlying ETF"). For purposes of the Fund's name, "Ex-U.S. Equities" refers to broad equity exposure to companies located outside the United States, including non-U.S. developed and emerging markets, across large-, mid-, and small-capitalization stocks, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the FTSE Global All Cap ex US Index, a free-float-adjusted, market-capitalization-weighted index designed to measure the market performance of large capitalization, mid capitalization, and small capitalization stocks of companies located in developed and emerging markets, excluding the United States . The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Total International Stock ETF or any other securities of the Vanguard Total International Stock ETF. Information about the Vanguard Total International Stock ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Total International Stock ETF's own prospectus and reports for more complete information about the Vanguard Total International Stock ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Global ex-U.S. Equity Market Risk. The Fund is exposed to global ex-U.S. equity market risk through its exposure to the Underlying ETF and any other reference assets. Equity securities may decline in value due to issuer-specific factors or broad market and economic conditions. Non-U.S. equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, earnings trends, political and social events, regulatory changes, trade disputes and tariffs, sanctions, currency fluctuations, capital controls, market closures, settlement and custody risks, differences in accounting and disclosure standards, pandemics, natural disasters, and other factors. Because the Fund provides leveraged exposure, declines in global ex-U.S. equity markets may result in proportionally larger declines in the Fund's net asset value.

Foreign and Emerging Markets Risk. The Underlying ETF may include foreign securities, including securities of issuers in emerging market countries. Foreign securities may be subject to additional risks not typically associated with U.S. securities, including currency risk, political and economic instability, less developed regulatory and legal systems, capital controls, expropriation, nationalization, sanctions, and less reliable financial reporting and trading practices. Emerging markets may be more volatile and less liquid than developed markets, and their securities may be more difficult to value or trade.

Currency Risk. Because the Underlying ETF may invest in securities denominated in foreign currencies, the Fund is indirectly exposed to currency risk. Changes in currency exchange rates may reduce returns or increase losses. Even if the underlying securities gain value in their local currencies, the Fund's return may be reduced if the U.S. dollar strengthens relative to those currencies. The Fund does not expect to systematically hedge foreign currency exposure.

China Risk. To the extent the Underlying ETF has significant exposure to companies economically tied to China, the Fund will be exposed to risks associated with China. Investments tied to China may be subject to heightened legal, regulatory, political, and economic uncertainty, including the risk of government intervention or changes in policy that may affect certain industries or issuers. China-related securities may be subject to greater volatility or reduced liquidity and may be impacted by market access limitations, trading suspensions, and settlement or custody risks. In addition, certain China-related issuers may be, or may become, subject to U.S. or other government restrictions or sanctions, which could cause such securities to decline in value or become less liquid, and may require the Underlying ETF to reduce or eliminate exposure at disadvantageous times or prices. The Underlying ETF may obtain exposure to certain China-related companies through variable interest entity structures, which rely on contractual arrangements rather than direct equity ownership and may provide reduced investor protections, including risks related to enforceability and regulatory actions.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Gold 2x Daily ETF

Investment Objective

The Gold 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares Gold Trust (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a trust and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares Gold Trust ("Underlying ETP"). For purposes of the Fund's name, "Gold" refers to exposure to the price of physical gold bullion through the Underlying ETP, which is a grantor trust that holds physical gold and seeks generally to reflect the price of gold before payment of the Trust's expenses and liabilities, as represented by the Underlying ETP. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP may also use exchange-traded gold futures and other gold- or commodity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some shares of the Underlying ETP The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP seeks to reflect generally the performance of the price of gold, before payment of the Underlying ETP's expenses and liabilities. The Underlying ETP issues shares representing fractional undivided beneficial interests in its net assets of the trust, and the trust's assets consist primarily of physical gold held by a custodian on behalf of the trust; the trust may also hold cash in limited circumstances. a The trust is not actively managed and sells gold as necessary to pay fees, expenses, and other liabilities. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares Gold Trust or any other securities of the iShares Gold Trust . Information about the iShares Gold Trust included in this Prospectus is based on the date of this Prospectus. BlackRock is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the iShares Gold Trust 's own prospectus and reports for more complete information about the iShares Gold Trust .

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Gold Market Risk. Through its exposure to the Underlying ETP and other reference assets, the Fund is exposed to the risk that the price of gold will decline. The price of gold can be volatile and may be affected by changes in interest rates, inflation expectations, currency movements, central bank activity and other large sales or purchases, supply and demand conditions, geopolitical events, trade restrictions, and investor sentiment. Because the Fund provides leveraged exposure, declines in the price of gold may result in proportionally larger declines in the Fund's net asset value.

Gold Concentration Risk. The Underlying ETP provides exposure primarily to physical gold, and therefore the Fund's exposure is concentrated in a single commodity. As a result, the Fund may be more volatile than a fund that invests in a broader range of asset classes or is more diversified. The Fund's performance may be materially impacted by periods of adverse gold price performance.

Underlying ETP Expense and Gold per Share Risk. The Underlying ETP's expenses and liabilities reduce its net asset value over time and may cause the amount of gold effectively represented by each share of the Underlying ETP to decline. If the price of gold does not increase sufficiently to offset this effect, the value of the Underlying ETP may decline, which would negatively affect the Fund. Because the Fund provides leveraged exposure, this effect may be magnified in the Fund's net asset value.

Custody and Safekeeping Risk. The Underlying ETP's assets consist primarily of physical gold held by a custodian (and potentially subcustodians). Any loss, theft, damage, access restriction, recordkeeping issue, or other adverse event affecting the custody or safekeeping of the Underlying ETP's gold could negatively affect the Underlying ETP's value and liquidity and, in turn, the Fund's ability to maintain exposure and the Fund's NAV.

Premium and Discount, Liquidity, and Trading Cost Risk. Shares of the Underlying ETP may trade at prices above or below their net asset value, and bid-ask spreads may widen during periods of market stress or reduced liquidity in the gold market. The effectiveness of the creation and redemption mechanism may be reduced if authorized participants or other market makers limit activity, which can contribute to deviations from net asset value. Brokerage commissions, bid-ask spreads, and any premium paid or discount received in secondary market trading can materially reduce returns, particularly for investors who trade frequently.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - India 2x Daily ETF

Investment Objective

The India 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI India ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of iShares MSCI India ETF ("Underlying ETF"). For purposes of the Fund's name, "India" refers to equity exposure to companies located in India, primarily large- and mid-capitalization issuers, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the MSCI India Index, an index designed to measure the performance of equity securities of companies whose market capitalization, as determined by the index provider, represents the large- and mid-capitalization segments of the Indian securities market. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI India ETF or any other securities of the iShares MSCI India ETF. Information about the iShares MSCI India ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the iShares MSCI India ETF's own prospectus and reports for more complete information about the iShares MSCI India ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to market risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Local, regional, or global events such as war, acts of terrorism, pandemics or other public health issues, recessions, the prospect or occurrence of a sovereign default or other financial crisis, or other events could have a significant impact on the Underlying ETF and the Fund and could contribute to increased volatility and wider premiums or discounts to NAV.

Custody and Settlement Risk. Because the Underlying ETF invests in Indian issuers, the Fund is indirectly exposed to custody and settlement risks associated with less developed securities markets. Problems with clearing and settlement, or with the custody of securities and other assets by local banks, agents, or depositories, may result in losses or delays in payments, delivery, or recovery of money or other assets. These risks may be heightened during periods of market stress.

National Closed Market Trading Risk. To the extent that a significant portion of the Underlying ETF's holdings trade on foreign exchanges that may be closed when the Fund's shares trade, there may be deviations between the current value of those holdings and their last quoted prices from the closed foreign market. These deviations can contribute to differences between market price and NAV and may result in larger premiums or discounts than would be experienced by funds whose holdings primarily trade during U.S. market hours. These effects may be more pronounced when foreign markets are closed for unscheduled reasons.

Risk of Investing in India. The Fund is indirectly exposed to risks specific to India through its exposure to the Underlying ETF. These risks include legal, regulatory, political, currency, and economic risks, including political or legal uncertainty, changes in government policy, greater government influence over the economy, currency volatility or restrictions, and the risk of nationalization or expropriation of assets. India's securities markets may be relatively underdeveloped compared to more developed markets and may involve higher transaction costs or greater uncertainty, which could adversely affect the Underlying ETF and the Fund.

Financial and Consumer Companies Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to the risks of financial services companies and consumer goods and services companies to the extent the Underlying ETF has significant investments in those sectors. Financial services companies are subject to extensive regulation and may be adversely affected by changes in interest rates, credit conditions, liquidity, government intervention, competition, and confidence in the financial system. Consumer goods and services companies may be adversely affected by changes in consumer preferences and discretionary spending, inflation, labor and input costs, commodity prices, supply chain disruptions, government regulation, and damage to brand or reputation. Because the Fund provides leveraged exposure, adverse developments affecting these sectors may result in proportionally larger declines in the Fund's net asset value.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Large-Cap 2x Daily ETF

Investment Objective

The U.S. Large-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard S&P 500 ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard S&P 500 ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Large Cap" refers to equity exposure to large-capitalization U.S. companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the S&P 500 Index, an index designed to measure the performance of large-capitalization U.S. equity securities. The index includes approximately 500 leading U.S. companies and is float-adjusted, market capitalization-weighted. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard S&P 500 ETF or any other securities of the Vanguard S&P 500 ETF. Information about the Vanguard S&P 500 ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the Vanguard S&P 500 ETF's own prospectus and reports for more complete information about the Vanguard S&P 500 ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Large Cap U.S. Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to large-capitalization U.S. equity market risk. Equity securities may decline due to issuer-specific factors or broad market and economic conditions. Because the Fund provides leveraged exposure, declines in U.S. large cap equities may result in proportionally larger declines in the Fund's net asset value.

Market Concentration and Mega Cap Influence Risk. The Underlying ETF may have significant weights in a relatively small number of the largest U.S. companies and sectors, and negative developments affecting one or more of these issuers or sectors may have an outsized impact on the Fund. Because the Fund is leveraged, the impact of losses tied to concentrated positions may be magnified.

Valuation and Interest Rate Sensitivity Risk. Large cap stocks may be sensitive to changes in interest rates, inflation expectations, discount rates, and earnings growth assumptions. A broad repricing of U.S. equities, including large growth-oriented companies, may materially reduce returns and increase volatility, and losses may be magnified due to leverage.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Mega-Cap 2x Daily ETF

Investment Objective

The U.S. Mega-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Mega Cap Growth ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Mega Cap Growth ETF ("Underlying ETF"). For purposes of the Fund's name, "Mega Cap" refers to U.S. mega-capitalization equity exposure, primarily the largest U.S. companies by market capitalization across sectors, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the CRSP US Mega Cap Growth Index, a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. mega-capitalization equities (generally the largest U.S. companies by investable market capitalization).The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Mega Cap Growth ETF or any other securities of the Vanguard Mega Cap Growth ETF. Information about the Vanguard Mega Cap Growth ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Mega Cap Growth ETF's own prospectus and reports for more complete information about the Vanguard Mega Cap Growth ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Mega Cap Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. mega-capitalization equity market risk. Mega-cap stocks may be disproportionately influenced by a relatively small number of issuers and shifts in market leadership, and because the Fund provides leveraged exposure, declines in mega cap equities may result in proportionally larger declines in the Fund's net asset value.

Market Concentration Risk. The Underlying ETF may have significant weights in a relatively small number of issuers. Negative developments affecting one or more of these issuers may have an outsized impact on the Fund, and because the Fund is leveraged, losses may be magnified.

Valuation and Growth Stock Risk. Mega cap stocks may trade at elevated valuation levels during certain market environments and may be sensitive to changes in interest rates, discount rates, earnings expectations, and risk appetite. A repricing of large growth-oriented companies may materially reduce returns and increase volatility.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Mid-Cap 2x Daily ETF

Investment Objective

The U.S. Mid-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Mid Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Mid-Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "Mid Cap U.S." refers to U.S. mid capitalization equity exposure, primarily mid cap U.S. companies across sectors, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the CRSP US Mid Cap Index, an unmanaged benchmark designed to measure the investment return of mid-capitalization U.S. companies. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Mid Cap ETF or any other securities of the Vanguard Mid Cap ETF. Information about the Vanguard Mid Cap ETF included in this Prospectus is based the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Mid Cap ETF's own prospectus and reports for more complete information about the Vanguard Mid Cap ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Mid-Cap Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. mid-capitalization equity market risk. Mid-cap stocks can be more volatile than large cap stocks, and because the Fund provides leveraged exposure, declines in mid cap equities may result in proportionally larger declines in the Fund's net asset value.

Mid Cap Company Risk. Mid-capitalization companies may have less access to capital, narrower product lines, and more limited operating histories than larger companies, and their securities may be less liquid and more difficult to trade during periods of market stress, which can increase volatility and magnify losses for a leveraged fund.

Economic Sensitivity Risk. Mid-cap stocks may be more sensitive to changes in U.S. economic conditions, credit availability, and financing costs. A slowdown in economic growth, a recession, or tighter credit conditions may disproportionately affect mid cap issuers and increase volatility.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Platinum 2x Daily ETF

Investment Objective

The Platinum 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the GraniteShares Platinum Trust (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with GraniteShares, the Underlying ETP, any index tracked by the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a trust and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the GraniteShares Platinum Trust ("Underlying ETP"). For purposes of the Fund's name, "Platinum" refers to investment exposure to the price of platinum bullion held in physical form, less the Trust's accrued expenses and liabilities, as represented by the Underlying ETP. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP and other instruments that provide exposure to the price of platinum (including, as appropriate, futures contracts and other platinum-linked instruments). From time to time, and when operationally efficient, the Fund may hold shares of the Underlying ETP directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP seeks to reflect generally the performance of the price of platinum, less the Trust's expenses and liabilities. The Underlying ETP issues shares representing fractional undivided beneficial interests in its net assets, and its assets consist primarily of physical platinum bullion held by a custodian on behalf of the trust. For purposes of daily NAV, the Trustee values the platinum held by the trust using that day's LBMA Platinum Price PM, and if that price is not announced the Trustee is authorized to use that day's LBMA Platinum Price AM. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the GraniteShares Platinum Trust or any other securities of the GraniteShares Platinum Trust. Information about the GraniteShares Platinum Trust included in this Prospectus is based on the date of this Prospectus. GraniteShares is not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the GraniteShares Platinum Trust's own prospectus and reports for more complete information about the GraniteShares Platinum Trust.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Platinum Price and Market Drivers Risk. The Underlying ETP's value is directly linked to the market price of platinum bullion. Platinum prices can be highly volatile and may move sharply based on supply/demand dynamics (including major producing regions), industrial and autocatalyst demand, investor flows, inflation expectations, currency moves, interest rates, and geopolitical or macro events. A decline in platinum prices will generally reduce the Underlying ETP's value and, in turn, can materially harm the Fund.

Underlying Premium/Discount and Secondary-Market Dislocation Risk. Shares of the Underlying ETP trade on an exchange and may trade at a premium or discount to NAV, sometimes meaningfully. Premiums/discounts can widen, including due to non-concurrent trading hours between the exchange and key platinum markets and reduced liquidity after major platinum markets close. In addition, if the creation/redemption process experiences operational frictions, the arbitrage mechanism that typically helps keep market price aligned with NAV may be impaired, and the Underlying ETP's shares may fluctuate more independently of platinum's spot price.

Valuation Risk. The Underlying ETP's NAV relies on the LBMA Platinum Price PM for daily valuation. If that benchmark is delayed, disrupted, unreliable, or perceived as vulnerable to manipulation, or if it materially differs from other pricing mechanisms, NAV calculations and secondary-market pricing could be adversely affected. The Trust also has defined fallback mechanics (including alternate valuation approaches) that could increase uncertainty or tracking differences during disruptions.

Platinum-Per-Share Depletion Risk. Because the Underlying ETP generally does not generate income, it pays ongoing costs (including the Sponsor's Fee) by selling/delivering platinum. As a result, the fractional amount of platinum represented by each Underlying Share declines over time. If platinum prices do not rise enough to offset that reduction, the Underlying Share price can decline even if the spot price of platinum is flat, and those effects can meaningfully impact the Fund.

Platinum Custody and Safekeeping Risk. The Underlying ETP holds physical platinum bullion with a custodian. Loss, theft, damage, restricted access, operational failures, or insolvency of the custodian or other parties involved in the custody and safekeeping of the platinum could adversely affect the Underlying ETP and, in turn, the Fund.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Silver 2x Daily ETF

Investment Objective

The Silver 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the abrdn Physical Silver Shares ETF (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with abrdn, the Underlying ETP, any index tracked by the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a trust and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the abrdn Physical Silver Shares ETF ("Underlying ETP"). For purposes of the Fund's name, "Silver" refers to broad exposure to the price of physical silver bullion, as represented by the Underlying ETP, which seeks to reflect the performance of the spot price of silver less the Underlying ETP's expenses and liabilities, as represented by the Underlying ETP. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP and may also use other instruments that provide exposure to the price of silver (including, as appropriate, silver futures contracts and other silver-linked instruments). From time to time, and when operationally efficient, the Fund may hold some Underlying ETP shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP is a commodity based trust that holds physical silver bullion and seeks to reflect the performance of the price of silver, less the trust's expenses and liabilities. Shares represent fractional undivided beneficial interests in the trust's net assets. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the abrdn Physical Silver Shares ETF or any other securities of the abrdn Physical Silver Shares ETF. Information about the abrdn Physical Silver Shares ETF included in this Prospectus is based on the date of this Prospectus. abrdn is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the abrdn Physical Silver Shares ETF's own prospectus and reports for more complete information about the abrdn Physical Silver Shares ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Silver Market Risk. Through its exposure to the Underlying ETP and other reference assets, the Fund is exposed to the risk that the price of silver will decline. Silver prices can be highly volatile and may be affected by interest rates, inflation expectations, currency movements, industrial demand, mine supply, geopolitical events, and investor sentiment. Because the Fund provides leveraged exposure, declines in silver prices may result in proportionally larger declines in the Fund's net asset value.

Commodity Concentration and Volatility Risk. The Underlying ETP provides exposure primarily to a single commodity. As a result, the Fund may be more volatile than a fund with broader asset class exposure and may experience sharp drawdowns during periods of adverse commodity price moves.

Trust, Custody, and Metal Per Share Risk. The Underlying ETP's expenses reduce its net asset value over time and may cause the amount of silver effectively represented by each share to decline. In addition, the Underlying ETP depends on custodial arrangements for holding physical silver, and operational issues, settlement delays, or disruptions in the bullion market could adversely affect the Underlying ETP's value and liquidity. The Underlying ETP is not registered under the Investment Company Act of 1940, and investors in the Underlying ETP do not receive the regulatory protections provided to investors in registered investment companies.

Premium and Discount, Liquidity, and Trading Cost Risk. Shares of the Underlying ETP may trade at prices above or below net asset value and bid-ask spreads may widen during periods of market stress or reduced liquidity in the bullion or share markets. Trading costs, including brokerage commissions and bid-ask spreads, can materially reduce returns, particularly for investors who trade frequently.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Small Cap 2x Daily ETF

Investment Objective

The U.S. Small Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Small Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Small Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "Small Cap U.S." refers to U.S. small capitalization equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the CRSP US Small Cap Index, an unmanaged benchmark representing small U.S. companies, and provides diversified exposure to small cap companies across sectors.. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Small Cap ETF or any other securities of the Vanguard Small Cap ETF. Information about the Vanguard Small Cap ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the Vanguard Small Cap ETF's own prospectus and reports for more complete information about the Vanguard Small Cap ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Small Cap Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. small cap equity market risk. Small cap stocks can be more volatile than large cap stocks, and because the Fund provides leveraged exposure, declines in small cap equities may result in proportionally larger declines in the Fund's net asset value.

Small Cap Company and Liquidity Risk. Small cap companies may have less access to capital, narrower product lines, and more limited operating histories than larger companies. Their securities may trade with lower liquidity and wider bid-ask spreads, which can increase volatility and make it harder to enter or exit positions during market stress.

Economic Sensitivity Risk. Small cap stocks may be more sensitive to changes in U.S. economic conditions, credit availability, and financing costs. Recessions or tighter financial conditions may disproportionately affect small cap issuers and magnify losses due to leverage.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - South Korea 2x Daily ETF

Investment Objective

The South Korea 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI South Korea ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of iShares MSCI South Korea ETF ("Underlying ETF"). For purposes of the Fund's name, "South Korea" refers to equity exposure to companies located in South Korea, primarily large and mid capitalization issuers, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the investment results of the MSCI Korea 25/50 Index (Net), a free float-adjusted, market capitalization-weighted index designed to measure the performance of the large- and mid-cap segments of the South Korean equity market and to apply investment limits commonly associated with U.S. regulated investment company ("RIC") diversification requirements. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI South Korea ETF or any other securities of the iShares MSCI South Korea ETF. Information about the iShares MSCI South Korea ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the iShares MSCI South Korea ETF's own prospectus and reports for more complete information about the iShares MSCI South Korea ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

South Korea Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to South Korea equity market risk. South Korea equities can be volatile and sensitive to global risk appetite, export cycles, and regional events. Because the Fund provides leveraged exposure, declines in South Korea equities may result in proportionally larger declines in the Fund's net asset value.

Korea Geopolitical and Security Risk. South Korea is subject to elevated geopolitical and security risks, including the risk of military conflict or heightened tensions on the Korean peninsula. Such events can disrupt markets, reduce liquidity, and cause sharp declines that may be magnified due to leverage.

Currency Risk. The Fund is indirectly exposed to currency risk through the Underlying ETF's exposure to the South Korean won. Currency movements versus the U.S. dollar may reduce returns or increase losses, and the Fund does not expect to systematically hedge foreign currency exposure.

National Closed Market Trading Risk. The securities held by the Underlying ETF generally trade in South Korea, and those markets may be closed when the exchange on which Fund shares trade is open. As a result, there may be deviations between the current value of the Fund's reference exposure and the last quoted prices in the underlying local market, which may contribute to wider premiums/discounts, bid-ask spreads, and tracking differences.

Concentration and Export Cycle Risk. South Korea's market can be influenced by a relatively limited number of large issuers and export oriented sectors. Adverse developments affecting global technology demand, semiconductor cycles, or major conglomerates may have an outsized impact on the Underlying ETF and the Fund.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Taiwan 2x Daily ETF

Investment Objective

The Taiwan 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI Taiwan ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI Taiwan ETF ("Underlying ETF"). For purposes of the Fund's name, "Taiwan" refers to equity exposure to companies located in Taiwan, primarily large and mid capitalization issuers, including meaningful exposure to Taiwan's technology and semiconductor ecosystem, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the MSCI Taiwan 25/50 Index (Net), a free float-adjusted, market capitalization-weighted index designed to measure the performance of the large- and mid-capitalization segments of the Taiwan equity market and to apply investment limits commonly associated with U.S. regulated investment company diversification requirements. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares MSCI Taiwan ETF or any other securities of the iShares MSCI Taiwan ETF. Information about the iShares MSCI Taiwan ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the iShares MSCI Taiwan ETF's own prospectus and reports for more complete information about the iShares MSCI Taiwan ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Taiwan Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to Taiwan equity market risk. Taiwan equities can be volatile and sensitive to global growth expectations and technology demand. Because the Fund provides leveraged exposure, declines in Taiwan equities may result in proportionally larger declines in the Fund's net asset value.

Taiwan Geopolitical Risk. Taiwan is subject to heightened geopolitical risk, including cross strait tensions and the risk of military conflict or coercive measures that could disrupt markets, supply chains, and capital flows. Such events can cause severe market declines and reduced liquidity that may be magnified due to leverage.

Risk of Investing in Emerging Markets. Investments in emerging markets may be subject to a greater risk of loss than investments in more developed markets. These risks may include greater market volatility; political, legal, economic, and social instability; less developed securities markets and market infrastructure (including settlement, custody and valuation); capital controls; and less stringent accounting, auditing and disclosure requirements. Because the Fund provides leveraged exposure, these risks may be magnified.

National Closed Market Trading Risk. The securities held by the Underlying ETF generally trade in Taiwan, and the Taiwan market may be closed when the exchange on which the Fund's shares trade is open. As a result, there may be deviations between the current value of the Fund's reference exposure and the last quoted prices in the local market, which may contribute to wider premiums/discounts, wider bid-ask spreads, valuation differences, and/or increased tracking differences.

Reliance on Trading Partners Risk. Taiwan's economy is heavily dependent upon trading with key partners and is export-oriented. Reduced demand for Taiwan's goods, trade conflicts, tariffs, sanctions, export controls, or supply chain disruptions may adversely affect Taiwanese issuers and may negatively impact the Underlying ETF and the Fund. Because the Fund provides leveraged exposure, the effects of adverse developments may be magnified.

Semiconductor and Technology Concentration Risk. Taiwan's market often has meaningful concentration in technology and semiconductor related issuers. Downturns in the semiconductor cycle, export controls, supply chain disruptions, or company specific events affecting major issuers may have an outsized impact on the Underlying ETF and the Fund.

Currency and Market Access Risk. The Fund is indirectly exposed to currency risk through the Underlying ETF's exposure to the New Taiwan dollar, and to market access and settlement risks associated with trading and custody in non U.S. markets. These risks may be heightened during periods of market stress.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Total U.S. Market 2x Daily ETF

Investment Objective

The Total U.S. Market 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total Stock Market ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total Stock Market ETF ("Underlying ETF"). For purposes of the Fund's name, "Total U.S. Market" refers to broad U.S. equity exposure across large-, mid-, small-, and micro-capitalization companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the CRSP US Total Market Index, which is a free-float adjusted, market capitalization weighted index designed to represent approximately 100% of the investable U.S. equity market across large-, mid-, small-, and micro-cap stocks. The Underlying ETF is managed using an indexing approach and may invest using an index-sampling strategy. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Total Stock Market ETF or any other securities of the Vanguard Total Stock Market ETF. Information about the Vanguard Total Stock Market ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Total Stock Market ETF's own prospectus and reports for more complete information about the Vanguard Total Stock Market ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Broad U.S. Equity Market Risk. Through its exposure to the Underlying ETF, the Fund is exposed to U.S. equity market risk. Equity valuations may decline due to issuer-specific factors or broad economic and market conditions, and because the Fund provides leveraged exposure, declines in U.S. equities may result in proportionally larger declines in the Fund's net asset value.

Mega Cap Influence and Concentration Risk. The Underlying ETF may have significant weights in a relatively small number of the largest U.S. companies and sectors. Negative developments affecting these issuers or sectors may have an outsized impact on the Fund, and leverage may magnify losses.

Valuation and Interest Rate Sensitivity Risk. U.S. equities may be sensitive to changes in interest rates, inflation expectations, discount rates, and earnings expectations. A broad repricing of equities may materially reduce returns and increase volatility, which can be amplified by leverage.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Biotech 2x Daily ETF

Investment Objective

The U.S. Biotech 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SPDR S&P Biotech ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SPDR S&P Biotech ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Biotech" refers to U.S. biotechnology equity exposure, primarily biotechnology and life sciences companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the S&P Biotechnology Select Industry Index. The Index comprises stocks in the S&P Total Market Index that are classified in the Global Industry Classification Standard (GICS) Biotechnology sub-industry, and at each quarterly rebalancing constituents are initially equal weighted, with adjustments that result in a modified equal-weighted approach. In seeking to track the Index, the Underlying ETF may employ a sampling strategy. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the SPDR S&P Biotech ETF or any other securities of the SPDR S&P Biotech ETF. Information about the SPDR S&P Biotech ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the SPDR S&P Biotech ETF's own prospectus and reports for more complete information about the SPDR S&P Biotech ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Underlying ETF Index, Sampling and Equal-Weight Rebalancing Risk. The Underlying ETF seeks to track the performance of an index using an indexing approach and may employ a sampling strategy, which may cause tracking error and may result in the Underlying ETF underperforming its index. In addition, the Underlying ETF's benchmark uses a modified equal-weight methodology that is rebalanced periodically, which may increase turnover, emphasize smaller and less liquid issuers, and contribute to higher volatility, particularly during periods of market stress. Because the Fund provides leveraged exposure to the daily performance of the Underlying ETF, the effects of these risks may be magnified.

Biotechnology Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to biotechnology sector risk, including high price volatility driven by pipeline news, clinical trial results, competitive dynamics, and capital markets conditions. Because the Fund provides leveraged exposure, declines in biotechnology equities may result in proportionally larger declines in the Fund's net asset value.

Clinical, Regulatory, and Product Approval Risk. Biotechnology companies may depend on successful research, clinical trials, and regulatory approvals. Delays, failures, safety issues, or adverse regulatory actions can lead to sharp declines in affected issuers and the Underlying ETF, which may be magnified by leverage.

Healthcare Policy and Drug Pricing Risk. Biotechnology companies may be adversely affected by changes in healthcare policy, drug pricing reforms, reimbursement decisions, government investigations, and other regulatory or legislative actions that impact the pricing, commercialization, or profitability of therapies. Such developments may cause sharp declines in affected issuers and the Underlying ETF, which may be magnified by leverage.

Small and Mid Cap Biotech Company Risk. The biotechnology universe often includes smaller companies with limited product revenue, high cash burn, and reliance on external financing. These issuers may be more sensitive to interest rates and risk appetite and may experience lower liquidity during market stress.

Industry Concentration Risk. The Underlying ETF is concentrated in a single industry group and may have significant exposure to a subset of biotechnology issuers at various times. As a result, the Fund may be more volatile than a diversified equity fund, and leverage may magnify industry drawdowns.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Consumer Discretionary 2x Daily ETF

Investment Objective

The U.S. Consumer Discretionary 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Consumer Discretionary Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Consumer Discretionary Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Consumer Discretionary" refers to U.S. consumer discretionary sector equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Consumer Discretionary Select Sector Index.The Index is composed of S&P 500 companies classified in the consumer discretionary sector under the Global Industry Classification Standard (GICS) and is subject to index capping methodologies. The Underlying ETF has historically had meaningful exposure to industries such as broadline retail, hotels, restaurants & leisure, automobiles, and specialty retail, and may be significantly weighted in a smaller number of issuers. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Consumer Discretionary Select Sector SPDR Fund or any other securities of the State Street Consumer Discretionary Select Sector SPDR Fund. Information about the State Street Consumer Discretionary Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Consumer Discretionary Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Consumer Discretionary Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Consumer Discretionary Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to consumer discretionary sector risk. Consumer discretionary companies are typically sensitive to employment, wages, consumer confidence, inflation, and interest rates. Because the Fund provides leveraged exposure, declines in the sector may result in proportionally larger declines in the Fund's net asset value.

Cyclicality and Recession Risk. Consumer discretionary spending may fall during recessions or periods of financial stress. Higher borrowing costs and tighter credit can pressure demand for discretionary goods and services, which can increase volatility and magnify losses due to leverage.

Retail and E-Commerce Risk. A significant portion of the Underlying ETF's exposure may be to retail and consumer platforms, including broadline and specialty retail. Retail and e-commerce companies can be adversely affected by changes in consumer preferences, pricing pressure, promotional intensity, supply chain disruption, shipping and fulfillment costs, data security incidents, regulatory changes, and heightened competition. Because the Fund provides leveraged exposure, adverse developments affecting these companies may result in proportionally larger declines in the Fund's net asset value.

Automobile Industry Risk. A significant portion of the Underlying ETF's exposure may be to automobile manufacturers and related companies. These companies may be sensitive to interest rates and credit availability, consumer demand, commodity and input costs, labor costs, recalls and product liability claims, supply chain disruptions, and regulatory developments (including emissions, safety, and trade policy). Because the Fund provides leveraged exposure, adverse developments affecting the automobile industry may result in proportionally larger declines in the Fund's net asset value.

Industry and Issuer Concentration Risk. The consumer discretionary sector may be influenced by a limited number of large issuers and subsectors, including major retailers or consumer platforms. Negative developments affecting these issuers may have an outsized impact on the Underlying ETF and the Fund.

Inflation, Input Cost, and Margin Risk. Changes in commodity prices, shipping costs, wages, and supply chain conditions can pressure margins for discretionary companies. If companies cannot pass on higher costs, earnings may decline and sector valuations may fall.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Consumer Staples 2x Daily ETF

Investment Objective

The U.S. Consumer Staples 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Consumer Staples Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Consumer Staples Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Consumer Staples" refers to U.S. consumer staples sector equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to U.S. consumer staples companies, generally tracking the Consumer Staples Select Sector Index (the "Index"), which seeks to provide an effective representation of the consumer staples sector of the S&P 500 Index and includes companies from the following industries: consumer staples distribution & retail; household products; food products; beverages; tobacco; and personal care products. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Consumer Staples Select Sector SPDR Fund or any other securities of the State Street Consumer Staples Select Sector SPDR Fund. Information about the State Street Consumer Staples Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Consumer Staples Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Consumer Staples Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Consumer Staples Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to consumer staples sector risk. Staples companies may be affected by changes in input costs, pricing power, consumer behavior, and regulation. Because the Fund provides leveraged exposure, declines in the sector may result in proportionally larger declines in the Fund's net asset value.

Issuer Concentration Risk. The Underlying ETF and the Index may have significant weight in a limited number of issuers at various times. As a result, negative developments affecting one or more of these issuers may have an outsized impact on the Underlying ETF and the Fund, and the Fund's use of leverage may magnify losses.

Tobacco Industry Risk. The Underlying ETF and the Index may have meaningful exposure to tobacco companies. Tobacco companies may be subject to heightened litigation, regulatory restrictions, excise taxes, adverse public health developments, and changing consumer preferences, any of which may adversely affect returns and may be magnified due to the Fund's leverage.

Inflation and Margin Pressure Risk. Rising costs for commodities, packaging, transportation, and labor can pressure margins for staples companies. If companies cannot pass through costs, earnings may decline and valuations may fall.

Regulatory and Product Liability Risk. Consumer staples companies may face product safety, labeling, advertising, and environmental regulations. Recalls, litigation, or regulatory actions can harm brand value and financial results.

Defensive Sector Valuation and Rate Sensitivity Risk. Although staples are often viewed as defensive, the sector can be sensitive to valuation changes driven by interest rates and investor risk appetite, especially when the sector trades at elevated valuation multiples.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Energy 2x Daily ETF

Investment Objective

The U.S. Energy 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Energy Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Energy Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Energy" refers to U.S. energy sector equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the price and yield performance of the Energy Select Sector Index (the "Index"). The Index seeks to provide an effective representation of the energy sector of the S&P 500 Index and includes companies from the following industries: oil, gas and consumable fuels; and energy equipment and services. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Energy Select Sector SPDR Fund or any other securities of the State Street Energy Select Sector SPDR Fund. Information about the State Street Energy Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Energy Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Energy Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Energy Sector and Commodity Price Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the energy sector, which is sensitive to oil and gas prices and to the supply and demand of energy fuels. Commodity price declines can reduce cash flows and valuations, and because the Fund provides leveraged exposure, losses may be magnified. Markets for energy-related commodities can be volatile and may be subject to control or influence by large producers or purchasers. Energy companies may need to make substantial expenditures and incur significant debt to maintain or expand reserves, and oil and gas exploration and production can be significantly affected by natural disasters and world events. These companies may also be at risk for environmental damage claims.

Geopolitical and Supply Demand Shock Risk. Oil and gas markets are influenced by geopolitical events, production decisions, sanctions, and supply disruptions. Sudden price moves can increase volatility and impact the Fund's performance.

Regulatory, Environmental, and Transition Risk. Energy companies face environmental regulation, permitting risk, litigation, and the risk that changes in policy or technology shift demand away from fossil fuels. These factors can pressure valuations and increase uncertainty.

Industry and Issuer Concentration Risk. The energy sector may be concentrated in a limited number of large issuers and subsectors. Negative developments affecting major issuers or the broader sector can have an outsized impact on the Underlying ETF and the Fund.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Financials 2x Daily ETF

Investment Objective

The U.S. Financials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Financial Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Financial Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Financials" refers to U.S. financial sector equity exposure, including banks, insurers, and diversified financial services companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the Financial Select Sector Index (the "Index") and seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of publicly traded equity securities of companies in the Index. The Index seeks to provide an effective representation of the financial sector of the S&P 500 Index and includes companies identified as financial companies under the Global Industry Classification Standard (GICS), including companies in financial services, insurance, banks, capital markets, mortgage real estate investment trusts ("REITs"), and consumer finance. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Financial Select Sector SPDR Fund or any other securities of the State Street Financial Select Sector SPDR Fund. Information about the State Street Financial Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Financial Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Financial Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Systemic and Contagion Risk. Financial companies can be highly interconnected through funding markets, capital markets activity, derivatives, and confidence-sensitive liabilities. Stress events, liquidity shocks, or sudden changes in market confidence can spread rapidly across financial institutions and markets, increasing volatility and potentially causing sharp declines that may be magnified due to leverage.

Issuer Concentration Risk. The Underlying ETF may have significant weight in a limited number of issuers. As a result, negative developments affecting one or more of those issuers may have an outsized impact on the Underlying ETF and the Fund, and leverage may magnify losses.

Financial Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to financial sector risk, including sensitivity to economic cycles, credit conditions, and market liquidity. Because the Fund provides leveraged exposure, sector declines may result in proportionally larger declines in the Fund's net asset value.

Interest Rate and Yield Curve Risk. Financial companies, particularly banks, can be sensitive to changes in interest rates and the shape of the yield curve, which affect net interest margins, loan demand, and asset valuations. Mortgage REITs and other rate-sensitive financial companies may be particularly affected by changes in interest rates, spreads, and financing conditions.Rapid rate changes can increase volatility and losses may be magnified by leverage.

Credit and Default Risk. Deterioration in borrower credit quality, higher delinquencies, or recessions can increase loan losses and pressure earnings for banks and lenders, which can negatively affect the Underlying ETF and the Fund.

Regulatory and Capital Risk. Financial companies are subject to extensive regulation, capital requirements, and supervisory actions. Regulatory changes, stress events, or enforcement actions can reduce profitability and restrict business activity.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Growth 2x Daily ETF

Investment Objective

The U.S. Growth 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Growth ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Vanguard, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Growth ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Growth" refers to U.S. growth equity exposure, primarily large and mid capitalization growth companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily perf ormance.

The Underlying ETF seeks to track the performance of the CRSP US Large Cap Growth Index (the "Index"), which is designed to represent the large-cap growth segment of the U.S. equity market. The Underlying ETF provides exposure to U.S. growth companies and, at times, may have significant exposure to a relatively small number of mega-cap issuers and may become focused in particular market sectors (including technology). The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Vanguard Growth ETF or any other securities of the Vanguard Growth ETF. Information about the Vanguard Growth ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Vanguard are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Vanguard Growth ETF's own prospectus and reports for more complete information about the Vanguard Growth ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Growth Stock Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to growth stock risk. Growth stocks may be more sensitive to changes in earnings expectations and investor sentiment, and because the Fund provides leveraged exposure, declines may result in proportionally larger losses.

Valuation and Interest Rate Sensitivity Risk. Growth stocks often trade at higher valuation multiples and may be particularly sensitive to changes in interest rates and discount rates. Rising rates or a valuation reset can lead to sharp drawdowns that may be magnified due to leverage.

Sector and Issuer Concentration Risk. Growth exposure may be concentrated in a limited number of sectors, such as technology or communication related businesses, and in a limited number of large issuers. Negative developments affecting these areas may have an outsized impact on the Fund.

Market Volatility and Rebalancing Risk. Volatile or reversing markets can increase the effects of daily compounding, which may cause the Fund's returns over periods longer than a day to differ materially from 2x the Underlying ETF return for the same period.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Healthcare 2x Daily ETF

Investment Objective

The U.S. Healthcare 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Health Care Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Health Care Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Healthcare" refers to U.S. health care sector equity exposure, including pharmaceuticals, biotechnology, health care equipment, and providers, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the Health Care Select Sector Index and provides exposure to U.S. health care companies selected from the S&P 500, including pharmaceuticals, health care equipment and supplies, health care providers and services, biotechnology, life sciences tools and services, and health care technology. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Health Care Select Sector SPDR Fund or any other securities of the State Street Health Care Select Sector SPDR Fund. Information about the State Street Health Care Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Health Care Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Health Care Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Health Care Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to health care sector risk. Health care companies may be affected by regulatory actions, reimbursement dynamics, innovation cycles, and litigation. Because the Fund provides leveraged exposure, declines in the sector may result in proportionally larger declines in the Fund's net asset value.

Patent Expiration, Pricing, and Reimbursement Risk. Many health care companies depend on intellectual property or regulatory exclusivity and on favorable pricing and reimbursement dynamics. Loss of patent or exclusivity protection, increased generic or biosimilar competition, adverse reimbursement changes, or drug-pricing initiatives may reduce revenues and profitability and can cause sharp declines in affected issuers and the Underlying ETF, which may be magnified by leverage.

Regulatory and Policy Risk. Health care is subject to extensive regulation and government policy, including drug pricing, reimbursement rules, approval standards, and enforcement actions. Policy changes can affect profitability and valuations across the sector.

Clinical and Product Risk. Certain health care subsectors, including biotechnology and medical devices, can be sensitive to clinical outcomes, product recalls, safety issues, and competitive dynamics, which can cause sharp stock moves.

Political and Headline Risk. Sector sentiment can be influenced by election cycles, legislative proposals, and public scrutiny of pricing and access, increasing volatility that may be magnified due to leverage.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Industrials 2x Daily ETF

Investment Objective

The U.S. Industrials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Industrial Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with the State Street Industrial Select Sector SPDR Fund, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Industrial Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Industrials" refers to U.S. industrial sector equity exposure, including aerospace and defense, machinery, transportation, and industrial services, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the Industrials Select Sector Index and provides exposure to U.S. industrial companies, including aerospace and defense, machinery, transportation, and related industrial services. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Industrial Select Sector SPDR Fund or any other securities of the State Street Industrial Select Sector SPDR Fund. Information about the State Street Industrial Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Industrial Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Industrial Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Industrials Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to industrial sector risk. Industrials can be cyclical and sensitive to economic growth, capital spending, and global trade. Because the Fund provides leveraged exposure, sector declines may result in proportionally larger declines in the Fund's net asset value.

Economic and Manufacturing Cycle Risk. A slowdown in industrial production, weaker global trade, or reduced corporate investment can pressure revenues and margins for industrial companies, increasing volatility and magnifying losses due to leverage.

Government Contract and Defense Spending Risk. Certain industrial subsectors, including aerospace and defense, may depend on government budgets and contracts. Policy shifts, contract delays, or geopolitical developments can affect earnings and valuations.

Input Cost and Supply Chain Risk. Industrials may be exposed to volatility in metals, energy, and labor costs, as well as supply chain disruptions that affect delivery timelines and profitability.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Manufacturing 2x Daily ETF

Investment Objective

The U.S. Manufacturing 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Global X U.S. Infrastructure Development ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Global X, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Global X U.S. Infrastructure Development ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Manufacturing" refers to U.S. infrastructure and domestic industrial build-out equity exposure, including companies involved in engineering, construction, materials, equipment, and related services that may benefit from U.S. infrastructure and industrial investment, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the Indxx U.S. Infrastructure Development Index (the "Index") and seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Index. The Index is designed to measure the performance of U.S.-listed companies that are expected to benefit from increased infrastructure activity in the United States, including those involved in the production of raw materials, heavy equipment, engineering, and construction. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Global X U.S. Infrastructure Development ETF or any other securities of the Global X U.S. Infrastructure Development ETF. Information about the Global X U.S. Infrastructure Development ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and Global X are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the Global X U.S. Infrastructure Development ETF's own prospectus and reports for more complete information about the Global X U.S. Infrastructure Development ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Infrastructure and Industrial Theme Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that U.S. infrastructure and industrial investment themes do not play out as expected. If spending slows, projects are delayed, or investment shifts, the Underlying ETF and the Fund may decline, with losses magnified due to leverage.

Industrials and Materials Exposure Risk. The Underlying ETF may have significant exposure to companies in industrial and materials-related industries, including construction and engineering, industrial equipment, aggregates and building materials, and related services. These companies can be cyclical and sensitive to economic growth, interest rates, credit conditions, input costs, and project demand. Because the Fund provides leveraged exposure, adverse developments affecting these industries may result in proportionally larger losses.

Economic and Construction Cycle Risk. Infrastructure and industrial related companies can be cyclical and sensitive to interest rates, credit availability, construction demand, and corporate capex. Downturns can reduce revenues and margins and increase volatility.

Government Policy and Funding Risk. Infrastructure spending can depend on government budgets, permitting, political priorities, and procurement outcomes. Policy changes, delays, or cost overruns can adversely affect expected beneficiaries.

Materials, Input Cost, and Supply Chain Risk. Companies in this theme may face volatility in steel, cement, fuel, and labor costs and may be affected by supply chain disruptions. Higher costs or shortages can pressure margins and project timing.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Materials 2x Daily ETF

Investment Objective

The U.S. Materials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Materials Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Materials Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Materials" refers to U.S. materials sector equity exposure, including chemicals, metals and mining, construction materials, and packaging, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the performance of the Materials Select Sector Index (the "Underlying Index"), which is designed to provide exposure to U.S. companies in the materials sector. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Materials Select Sector SPDR Fund or any other securities of the State Street Materials Select Sector SPDR Fund. Information about the State Street Materials Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Materials Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Materials Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Materials Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to materials sector risk. Materials companies can be cyclical and sensitive to global growth, commodity prices, and industrial demand. Because the Fund provides leveraged exposure, sector declines may result in proportionally larger declines in the Fund's net asset value.

Commodity and Input Price Risk. Materials companies may be affected by volatility in prices of metals, energy, and chemical feedstocks. Sharp price changes can pressure margins, disrupt planning, and increase equity volatility.

Metals and Mining Risk. To the extent the Underlying ETF has exposure to metals and mining companies, those companies may be affected by commodity price declines; reserve and resource estimation risk; exploration and development risk; operational disruptions (including accidents and equipment failures); labor actions; geopolitical developments; permitting and regulatory requirements; and environmental remediation liabilities. These risks can increase volatility and, because the Fund provides leveraged exposure, losses may be magnified.

Chemicals and Process Industries Risk. To the extent the Underlying ETF has exposure to chemical and specialty materials companies, those companies may be sensitive to energy and feedstock costs, changes in end-market demand, pricing cycles, and capacity additions. They may also face heightened environmental, health, and safety risks (including spills, emissions, and hazardous materials handling), product liability claims, and compliance costs, any of which can negatively affect earnings and valuations and increase volatility that may be magnified due to leverage.

Global Demand and Trade Risk. The materials sector can be sensitive to global demand, export markets, and trade policy. Tariffs, sanctions, or demand slowdowns can reduce earnings and increase volatility.

Environmental and Regulatory Risk. Materials companies may face significant environmental regulation, remediation costs, permitting risk, and litigation, which can increase costs and reduce profitability.In addition, evolving climate-related regulation, carbon pricing, and transition policies may increase compliance costs or reduce demand for certain products, which can pressure valuations and increase volatility.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Micro-Cap 2x Daily ETF

Investment Objective

The U.S. Micro-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares Micro-Cap ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with BlackRock, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares Micro-Cap ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Micro Cap" refers to U.S. micro capitalization equity exposure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the investment results of the Russell Microcap Index (the "Underlying Index"), which measures the performance of the microcap sector of the U.S. equity market, as defined by FTSE Russell (the "Index Provider" or "Russell"). The Underlying Index is generally a float-adjusted and capitalization-weighted index and includes equity securities issued by issuers with total market capitalizations ranging from approximately $1 million to $3.2 billion, although this range may change from time to time. The Underlying Index consists of approximately the 1,000 smallest issuers in the Russell 3000 Index plus the next 1,000 smallest issuers in the equity universe as determined by Russell,. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the iShares Micro-Cap ETF or any other securities of the iShares Micro-Cap ETF. Information about the iShares Micro-Cap ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and BlackRock are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the iShares Micro-Cap ETF's own prospectus and reports for more complete information about the iShares Micro-Cap ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Micro Cap Equity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to U.S. micro cap equity risk. Micro cap stocks can be especially volatile, and because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value. At times, the Underlying Index (and therefore the Underlying ETF) may also have meaningful exposure to particular industries, which can increase the impact of industry-specific developments on returns.

Liquidity and Trading Cost Risk. Micro cap securities may trade with low volumes and wide bid-ask spreads. During market stress, liquidity may deteriorate, which can increase volatility, impair pricing, and make it harder for the Fund to maintain exposure efficiently.

Company and Business Risk. Micro cap companies may have limited resources, less diversified business models, and greater sensitivity to competitive pressures. Adverse company specific events can lead to sharp price declines.

Information, Valuation, and Market Manipulation Risk. Micro cap companies may have less robust disclosure and analyst coverage, which can increase valuation uncertainty. These markets may be more susceptible to price dislocations, including during periods of speculation.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Real Estate 2x Daily ETF

Investment Objective

The U.S. Real Estate 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Real Estate Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Real Estate Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Real Estate" refers to U.S. real estate sector equity exposure, primarily equity REITs and real estate management and development companies, excluding mortgage REITs, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the Real Estate Select Sector Index (the "Underlying Index"), which seeks to provide an effective representation of the real estate sector of the S&P 500 Index.The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Real Estate Select Sector SPDR Fund or any other securities of the State Street Real Estate Select Sector SPDR Fund. Information about the State Street Real Estate Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Real Estate Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Real Estate Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Real Estate Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to real estate sector risk, including sensitivity to property values, occupancy, rental rates, and capital market conditions. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

Interest Rate and Financing Risk. Real estate companies and REITs can be sensitive to interest rates and financing availability. Rising rates can increase borrowing costs, pressure property valuations, and reduce investor demand for yield oriented equities, which can magnify losses due to leverage.

REIT and Property Type Concentration Risk. The Underlying ETF may have meaningful exposure to specific property types, such as industrial, residential, retail, data centers, or health care real estate. Weakness in a property segment can have an outsized effect on performance.

Liquidity and Market Stress Risk. Real estate equities may experience wider bid-ask spreads and reduced liquidity during periods of market stress, particularly when credit conditions tighten. This can increase volatility and trading costs.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Regional Banks 2x Daily ETF

Investment Objective

The U.S. Regional Banks 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street SPDR S&P Regional Banking ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street SPDR S&P Regional Banking ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Regional Banks" refers to U.S. regional bank equity exposure, primarily regional and community banks, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the investment results of the S&P Regional Banks Select Industry Index (the "Underlying Index"), a modified equal-weighted index designed to measure the performance of U.S. equity securities in the Regional Banks sub-industry of the S&P Total Market Index ("S&P TMI"). Membership in the Underlying Index is based on the Global Industry Classification Standard ("GICS") classification, as well as liquidity and market capitalization requirements. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street SPDR S&P Regional Banking ETF or any other securities of the State Street SPDR S&P Regional Banking ETF. Information about the State Street SPDR S&P Regional Banking ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street SPDR S&P Regional Banking ETF's own prospectus and reports for more complete information about the State Street SPDR S&P Regional Banking ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Regional Bank Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to regional bank sector risk. Regional banks may be sensitive to credit quality, funding conditions, and confidence. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

Deposit, Liquidity, and Funding Risk. Regional banks rely on stable deposits and access to wholesale funding. Rapid deposit outflows, higher funding costs, or reduced liquidity can pressure earnings and valuations and may lead to sharp market moves.

Interest Rate and Asset Liability Management Risk. Changes in interest rates can affect net interest margins and the value of securities portfolios. Mismatches in asset and liability durations can increase sensitivity to rate moves and market stress.

Credit and Commercial Real Estate Risk. Regional banks may have concentrated exposures to specific loan categories, including commercial real estate, small business lending, or local consumer credit. Rising defaults or losses can reduce capital and earnings and increase volatility.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Semiconductors 2x Daily ETF

Investment Objective

The U.S. Semiconductors 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street SPDR S&P Semiconductor ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street SPDR S&P Semiconductor ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. Semiconductors" refers to U.S. semiconductor industry equity exposure, including semiconductor manufacturers and related supply chain companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the investment results of the S&P Semiconductors Select Industry Index, an equal-weighted index designed to measure the performance of U.S.-listed companies classified in the Global Industry Classification Standard (GICS) Semiconductors sub-industry within the S&P Total Market Index, subject to liquidity and market capitalization screens.The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street SPDR S&P Semiconductor ETF or any other securities of the State Street SPDR S&P Semiconductor ETF. Information about the State Street SPDR S&P Semiconductor ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street SPDR S&P Semiconductor ETF's own prospectus and reports for more complete information about the State Street SPDR S&P Semiconductor ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Semiconductor Industry Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to semiconductor industry risk, including cyclicality, pricing pressure, and rapid innovation. Because the Fund provides leveraged exposure, drawdowns in semiconductor equities may result in proportionally larger declines in the Fund's net asset value.

Cycle and Inventory Risk. Semiconductor demand can swing based on end markets such as consumer electronics, PCs, data centers, and autos. Inventory corrections and capex cycles can drive sharp earnings changes and equity volatility.

Supply Chain and Manufacturing Concentration Risk. The industry depends on complex global supply chains and concentrated manufacturing capacity. Disruptions, shortages, or delays can materially affect company results and valuations.

Geopolitical and Export Control Risk. Semiconductor companies can be affected by geopolitical tensions, export controls, sanctions, and restrictions on technology transfer. These measures can reduce addressable markets, disrupt customer relationships, and increase volatility.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Technology 2x Daily ETF

Investment Objective

The U.S. Technology 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Technology Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Technology Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Technology" refers to U.S. technology sector equity exposure, including software, hardware, semiconductors, and IT services, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the investment results of the Technology Select Sector Index, a modified market capitalization-based index designed to measure the performance of S&P 500 constituents that are classified in the information technology sector under the Global Industry Classification Standard (GICS), with capping applied to help ensure diversification among companies within the index. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Technology Select Sector SPDR Fund or any other securities of the State Street Technology Select Sector SPDR Fund. Information about the State Street Technology Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the State Street Technology Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Technology Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Technology Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to technology sector risk, including rapid innovation, product obsolescence, and competitive dynamics. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

Semiconductor Industry Risk. A significant portion of the Underlying ETF's portfolio may be invested in semiconductor and semiconductor equipment companies. The semiconductor industry is cyclical and can be affected by rapid technological change, product obsolescence, supply and demand imbalances, pricing pressure, and disruptions to manufacturing capacity and global supply chains. Export controls, trade restrictions, sanctions, or geopolitical events may limit access to critical inputs or end markets. Because the Fund provides leveraged exposure, adverse developments affecting semiconductor and related technology issuers may result in proportionally larger declines in the Fund's net asset value.

Technology Supply Chain and Manufacturing Concentration Risk. Many technology companies rely on complex global supply chains and concentrated manufacturing ecosystems for critical components. Disruptions from natural disasters, geopolitical events, labor shortages, transportation constraints, or supplier concentration may reduce production, increase costs, delay product launches, or impair revenues, which may increase volatility and be magnified by the Fund's leverage.

Valuation and Rate Sensitivity Risk. Technology companies may trade at elevated valuation multiples and can be sensitive to changes in interest rates, discount rates, and growth expectations. A valuation reset may cause sharp drawdowns that are magnified by leverage.

Regulatory and Cybersecurity Risk. Technology companies may be affected by privacy, data security, antitrust, and platform regulation, as well as cybersecurity incidents that disrupt operations or damage reputation. These risks can increase volatility in the sector.

Concentration in Large Issuers Risk. The technology sector index can be heavily influenced by a limited number of very large issuers. Negative developments affecting one or more of these companies may have an outsized impact on the Underlying ETF and the Fund.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. Utilities 2x Daily ETF

Investment Objective

The U.S. Utilities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Utilities Select Sector SPDR Fund (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with State Street Global Advisors, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the State Street Utilities Select Sector SPDR Fund ("Underlying ETF"). For purposes of the Fund's name, "U.S. Utilities" refers to U.S. utilities sector equity exposure, including electric, gas, and multi utility companies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to track the investment results of the Utilities Select Sector Index (the "Underlying Index"), a modified market capitalization-weighted index designed to provide exposure to U.S. utilities companies that are constituents of the S&P 500 Index and that are classified in the Utilities sector under the Global Industry Classification Standard (GICS), including electric utilities, multi-utilities, gas utilities, water utilities, and independent power and renewable electricity producers and traders. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the State Street Utilities Select Sector SPDR Fund or any other securities of the State Street Utilities Select Sector SPDR Fund. Information about the State Street Utilities Select Sector SPDR Fund included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and State Street Global Advisors are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the State Street Utilities Select Sector SPDR Fund's own prospectus and reports for more complete information about the State Street Utilities Select Sector SPDR Fund.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Utilities Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to utilities sector risk. Utilities may be affected by regulatory decisions, allowed returns, demand patterns, and capital spending needs. Because the Fund provides leveraged exposure, declines may result in proportionally larger declines in the Fund's net asset value.

Capital Intensity and Infrastructure Investment Risk. Utilities are capital-intensive businesses that require significant ongoing investment in generation, transmission, distribution, and grid modernization. Large projects can involve permitting and regulatory approvals, long construction timelines, supply chain constraints, and cost overruns. If utilities cannot recover costs in a timely manner through regulated rates or competitive market pricing, profitability and valuations may decline. Higher interest rates and tighter credit conditions may increase financing costs and reduce the attractiveness of utilities equities, and these effects may be amplified by the Fund's leveraged exposure.

Energy Transition and Decarbonization Risk. Utilities and power producers may be affected by the transition toward lower-carbon generation and electrification. Changes in environmental regulations, emissions requirements, renewable portfolio standards, and policy incentives can require substantial capital expenditures, accelerate plant retirements, or reduce the economic value of existing assets ("stranded assets"). The pace and cost of the transition, including the availability of generation, transmission interconnections, and energy storage, may affect utility earnings and valuation, and the Fund's leveraged exposure may magnify losses during periods of sector repricing.

Wholesale Power Market, Fuel Supply, and Hedging Risk. Certain utilities and independent power producers may be exposed to wholesale electricity markets, capacity markets, and fuel procurement (including natural gas) and may use hedging strategies to manage these exposures. Volatility in power prices, fuel prices, congestion, weather-driven demand, and hedging effectiveness can materially affect revenues, costs, and cash flows. Market dislocations, changes in hedging costs, or imperfect hedges may increase volatility in the Underlying ETF and, because the Fund provides leveraged exposure, may result in amplified losses.

Cybersecurity and Critical Infrastructure Risk. Utilities operate critical infrastructure and rely on complex operational technology and information systems. Cyberattacks, ransomware, data breaches, grid intrusions, or physical attacks on infrastructure could disrupt service, damage equipment, increase costs, and result in litigation, penalties, or reputational harm. In addition, heightened geopolitical tensions or coordinated attacks on critical infrastructure may increase sector volatility. Such events could negatively affect the Underlying ETF and, due to leverage, could result in larger declines in the Fund's net asset value.

Wildfire, Environmental Liability, and Insurance Availability Risk. Utilities with transmission and distribution infrastructure may face heightened wildfire ignition risk and other environmental liabilities, particularly during periods of drought, high winds, or extreme heat. Wildfire-related claims, remediation costs, and regulatory actions can be significant and may not be fully recoverable through insurance or rate mechanisms. Insurance availability and costs may change materially over time. These risks can increase volatility in utilities equities and may be magnified by the Fund's leveraged exposure.

Interest Rate and Yield Sensitivity Risk. Utilities are often viewed as yield oriented equities and may be sensitive to changes in interest rates. Rising rates can reduce relative attractiveness and pressure valuations, which can be magnified by leverage.

Regulatory and Political Risk. Utilities operate in heavily regulated environments. Changes in rate cases, permitted returns, or policy priorities can affect earnings and cash flows and increase uncertainty.

Weather, Climate, and Catastrophe Risk. Utilities may be exposed to severe weather, wildfires, storms, and climate related events that can damage infrastructure, increase costs, and lead to litigation or regulatory scrutiny.

Financing, Margin, and Interest Rate Risk. The Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require the Fund to hold significant amounts of cash and short term instruments. Changes in interest rates, margin requirements, or financing terms may increase the cost of maintaining leveraged positions or reduce the availability of leverage. Rising interest rates may increase the Fund's financing costs, reduce returns on cash and short term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Copper 2x Daily ETF

Investment Objective

The Copper 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sprott Physical Copper Trust (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Sprott, the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a trust and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sprott Physical Copper Trust ("Underlying ETP"). For purposes of the Fund's name, "Copper" refers to exposure to the price of copper, as represented by the Underlying ETP, which seeks to provide investment exposure to copper primarily investing in long-term holdings of Copper. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP and may also use other instruments that provide exposure to the price of Copper (including, as appropriate, Copper futures contracts and other Copper-linked instruments). From time to time, and when operationally efficient, the Fund may hold some Underlying ETP shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP is a commodity pool that seeks to provide investment exposure to copper primarily through copper futures contracts and other copper-linked instruments. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Sprott Physical Copper Trust or any other securities of the Sprott Physical Copper Trust. Information about the Sprott Physical Copper Trust included in this Prospectus is based on information available as of the date of this Prospectus. Sprott and the Underlying ETP are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Sprott Physical Copper Trust's own prospectus and reports for more complete information about the Sprott Physical Copper Trust.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Copper Market Risk. Through its exposure to the Underlying ETP and other reference assets, the Fund is exposed to the risk that the price of copper will decline. Copper prices can be highly volatile and may be affected by global economic growth, construction and infrastructure demand, manufacturing activity, energy transition trends, supply disruptions, labor actions, geopolitical events, and changes in currency values and interest rates. Because the Fund provides leveraged exposure, declines in copper prices may result in proportionally larger declines in the Fund's NAV.

Underlying ETP Trust Structure, Custody, and Premium/Discount Risk. The Underlying ETP is a trust that holds physical copper and is not registered as an investment company under the Investment Company Act of 1940; investors in the Underlying ETP do not receive the same regulatory protections as investors in registered funds. The Underlying ETP's expenses reduce its value over time and may reduce the amount of copper effectively represented by each share. In addition, the Underlying ETP's shares may trade at prices above or below the value of its copper holdings, and premiums/discounts may widen during periods of market stress, limited liquidity, or disruptions in the copper market, which can adversely affect the Fund's performance.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - All Commodities 2x Daily ETF

Investment Objective

The All Commodities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Invesco, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF ("Underlying ETF"). For purposes of the Fund's name, "Commodities" refers to exposure to a broad basket of commodities, as represented by the Underlying ETF, which seeks to provide diversified commodity exposure primarily through commodity futures and other commodity-linked instruments, less the Underlying ETF's expenses and liabilities. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and may also use other instruments that provide exposure to commodities (including, as appropriate, commodity futures contracts and other commodity-linked instruments). From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF is an exchange-traded fund registered under the Investment Company Act of 1940 that seeks to provide diversified commodity exposure primarily through commodity futures and other commodity-linked instruments. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF or any other securities of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF. Information about the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF included in this Prospectus is based on information available as of the date of this Prospectus. Invesco and the Underlying ETF are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF's own prospectus and reports for more complete information.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Commodity Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to broad commodity price risk. Commodity prices can be volatile and may be driven by inflation expectations, interest rates, currency movements, supply and demand shocks, weather, geopolitical events, trade policy, and changes in inventory levels. Commodity markets may react sharply to unexpected events, and because the Fund provides leveraged exposure, adverse commodity price movements may result in proportionally larger declines in the Fund's NAV.

Commodity Futures and Roll Risk. The Underlying ETF is expected to obtain exposure primarily through futures contracts and other commodity-linked instruments rather than holding physical commodities. Futures markets can experience contango or backwardation, and rolling futures contracts can reduce returns depending on market conditions. In addition, futures markets can be subject to position limits, price limits, exchange disruptions, and periods of reduced liquidity, any of which can impair the Underlying ETF's ability to obtain or maintain desired exposures and can increase tracking error. These effects can be magnified in a leveraged Fund.

Underlying ETF Commodity Strategy and Allocation Risk. The Underlying ETF's results depend on its approach to selecting commodities, sizing exposures, and choosing and rolling contracts. The Underlying ETF may overweight or underweight certain commodities at times, and commodities may not move together; losses in one or more commodities may not be offset by gains in others. The Underlying ETF may underperform other commodity benchmarks or commodity funds, including during periods when a small number of commodities drive overall commodity performance.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Oil 2x Daily ETF

Investment Objective

The Oil 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the United States Oil Fund, LP (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with United States Commodity Funds, LLC, the Underlying ETP, any index tracked by the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a commodity pool and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the United States Oil Fund, LP ("Underlying ETP"). For purposes of the Fund's name, "Oil" refers to exposure to the price of crude oil, as represented by the Underlying ETP, which seeks to track the performance of crude oil primarily through crude oil futures contracts (including a benchmark oil futures contract), less the Underlying ETP's expenses and liabilities. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP and may also use other instruments that provide exposure to the price of crude oil (including, as appropriate, crude oil futures contracts and other crude-oil-linked instruments). From time to time, and when operationally efficient, the Fund may hold some Underlying ETP shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP is a commodity pool that seeks to provide investment exposure to crude oil primarily through crude oil futures contracts and other crude-oil-linked instruments. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the United States Oil Fund, LP or any other securities of the United States Oil Fund, LP. Information about the United States Oil Fund, LP included in this Prospectus is based on information available as of the date of this Prospectus. United States Commodity Funds, LLC is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the United States Oil Fund, LP's own prospectus and reports for more complete information about the United States Oil Fund, LP.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Crude Oil Market Risk. Through its exposure to the Underlying ETP and other reference assets, the Fund is exposed to the risk that the price of crude oil will decline. Crude oil prices can be highly volatile and may be affected by OPEC and other producer actions, global economic growth, changes in petroleum demand, inventory levels, refining capacity, transportation and pipeline constraints, geopolitical events, sanctions, and regulatory and environmental policies. Because the Fund provides leveraged exposure, declines in crude oil prices may result in proportionally larger declines in the Fund's NAV.

Crude Oil Futures and Roll Risk. The Underlying ETP obtains crude oil exposure primarily through futures contracts rather than holding physical crude oil. Futures prices may differ from spot prices, and the futures curve can materially affect returns. When the Underlying ETP rolls futures contracts, it may incur costs that reduce returns, particularly when longer-dated contracts are more expensive than near-dated contracts. Market disruptions, exchange limits, or reduced liquidity in crude oil futures may also increase volatility and impair the Underlying ETP's ability to maintain exposures. These effects can be magnified in a leveraged Fund.

Underlying ETP Commodity Pool / Structure Risk. The Underlying ETP is not registered as an investment company under the Investment Company Act of 1940 and does not provide the same regulatory protections as registered funds. The Underlying ETP's expenses and operating costs reduce its value over time. The Underlying ETP's operations depend on the functioning of futures markets, clearing, and margining; disruptions or increased margin requirements could adversely affect the Underlying ETP's performance and liquidity and, in turn, the Fund's results.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Natural Gas 2x Daily ETF

Investment Objective

The Natural Gas 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the United States Natural Gas Fund, LP (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with United States Commodity Funds, LLC, the Underlying ETP, any index tracked by the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a commodity pool and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the United States Natural Gas Fund, LP ("Underlying ETP"). For purposes of the Fund's name, "Natural Gas" refers to exposure to the price of natural gas, as represented by the Underlying ETP, which seeks to track the performance of natural gas primarily through natural gas futures contracts, less the Underlying ETP's expenses and liabilities. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP and may also use other instruments that provide exposure to the price of natural gas (including, as appropriate, natural gas futures contracts and other natural-gas-linked instruments). From time to time, and when operationally efficient, the Fund may hold some Underlying ETP shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP is a commodity pool that seeks to provide investment exposure to natural gas primarily through natural gas futures contracts and other natural-gas-linked instruments. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the United States Natural Gas Fund, LP or any other securities of the United States Natural Gas Fund, LP. Information about the United States Natural Gas Fund, LP included in this Prospectus is based on information available as of the date of this Prospectus. United States Commodity Funds, LLC and the Underlying ETP are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the United States Natural Gas Fund, LP's own prospectus and reports for more complete information about the United States Natural Gas Fund, LP.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Natural Gas Market Risk. Through its exposure to the Underlying ETP and other reference assets, the Fund is exposed to the risk that the price of natural gas will decline. Natural gas prices can be extremely volatile and are often influenced by weather patterns, seasonal demand, storage levels, production and drilling activity, pipeline and processing constraints, LNG export dynamics, regulatory developments, and geopolitical events. Because the Fund provides leveraged exposure, declines in natural gas prices may result in proportionally larger declines in the Fund's NAV.

Natural Gas Futures and Roll Risk. The Underlying ETP obtains natural gas exposure primarily through futures contracts rather than holding physical natural gas. Natural gas futures can experience steep contango or backwardation, and rolling futures contracts can materially reduce returns. Futures prices may move differently across contract months, and roll periods may increase volatility. Exchange limits, position limits, reduced liquidity, and market disruptions can impair the Underlying ETP's ability to obtain or maintain exposure, which can increase tracking error. These effects can be magnified in a leveraged Fund.

Underlying ETP Commodity Pool / Structure Risk. The Underlying ETP is not registered as an investment company under the Investment Company Act of 1940 and does not provide the same regulatory protections as registered funds. The Underlying ETP's expenses and operating costs reduce its value over time. Changes in futures market conditions, margin requirements, or the availability of counterparties and clearing services could adversely affect the Underlying ETP's performance and liquidity and, in turn, the Fund's results.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Uranium 2x Daily ETF

Investment Objective

The Uranium 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sprott Physical Uranium Trust (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with Sprott, the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a trust and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sprott Physical Uranium Trust ("Underlying ETP"). For purposes of the Fund's name, "Uranium" refers to exposure to the price of uranium, as represented by the Underlying ETP, which seeks to reflect the value of physical uranium (U3O8) held by the trust, less the Underlying ETP's expenses and liabilities. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP and may also use other instruments that provide exposure to the price of uranium (including, as appropriate, uranium-linked instruments). From time to time, and when operationally efficient, the Fund may hold some Underlying ETP shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP is a trust that holds physical uranium (U3O8) and seeks to reflect the value of its uranium holdings, less the trust's expenses and liabilities. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the Sprott Physical Uranium Trust or any other securities of the Sprott Physical Uranium Trust. Information about the Sprott Physical Uranium Trust included in this Prospectus is based on information available as of the date of this Prospectus. Sprott is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the Sprott Physical Uranium Trust's own prospectus and reports for more complete information about the Sprott Physical Uranium Trust.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Uranium Market Risk. Through its exposure to the Underlying ETP and other reference assets, the Fund is exposed to the risk that uranium prices will decline. Uranium prices can be volatile and may be affected by nuclear power policy and public sentiment, reactor buildouts and closures, utility contracting cycles, supply disruptions, sanctions and trade restrictions, geopolitical events, and changes in inventory levels. Because the Fund provides leveraged exposure, declines in uranium prices may result in proportionally larger declines in the Fund's NAV.

Physical Uranium Pricing and Liquidity Risk. Uranium is not traded like many other commodities, and price discovery can be less transparent than in highly liquid, exchange-traded markets. The uranium market may be subject to periods of reduced liquidity, wider bid-ask spreads, or limited availability of buyers and sellers. As a result, changes in quoted uranium prices may not fully reflect the price at which uranium could be purchased or sold in size, and the Underlying ETP's valuation and trading price may be more volatile.

Underlying ETP Trust Structure, Custody, and Premium/Discount Risk. The Underlying ETP is a trust that holds physical uranium and is not registered as an investment company under the Investment Company Act of 1940; investors in the Underlying ETP do not receive the same regulatory protections as investors in registered funds. The Underlying ETP's expenses reduce its value over time and may reduce the amount of uranium effectively represented by each share. In addition, the Underlying ETP's shares may trade at prices above or below the value of its uranium holdings, and premiums/discounts may widen during periods of market stress, limited liquidity, or disruptions in the uranium market, which can adversely affect the Fund's performance.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Palladium 2x Daily ETF

Investment Objective

The Palladium 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the abrdn Physical Palladium Shares ETF (the "Underlying ETP"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with abrdn, the Underlying ETP, any index tracked by the Underlying ETP, or any of their respective affiliates. The Underlying ETP is a trust and is not registered as an investment company under the Investment Company Act of 1940.

Important information about the Fund.

On a day when the Underlying ETP rises, the Fund is designed to gain roughly twice as much as the Underlying ETP. On a day when the Underlying ETP falls, the Fund is designed to lose roughly twice as much as the Underlying ETP. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETP return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETP moves,

  - the volatility and path of Underlying ETP returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETP tend to reduce the Fund's return relative to 2x of the Underlying ETP over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the abrdn Physical Palladium Shares ETF ("Underlying ETP"). For purposes of the Fund's name, "Palladium" refers to exposure to the price of palladium, as represented by the Underlying ETP, which seeks to reflect the performance of the price of physical palladium bullion, less the Underlying ETP's expenses and liabilities. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETP for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETP and may also use other instruments that provide exposure to the price of palladium (including, as appropriate, palladium-linked instruments). From time to time, and when operationally efficient, the Fund may hold some Underlying ETP shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETP.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETP equal to approximately two times its daily performance.

The Underlying ETP holds physical palladium bullion and seeks to reflect the performance of the price of palladium, less the Underlying ETP's expenses and liabilities. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETP's portfolio, or the markets represented by the Underlying ETP, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the abrdn Physical Palladium Shares ETF or any other securities of the abrdn Physical Palladium Shares ETF. Information about the abrdn Physical Palladium Shares ETF included in this Prospectus is based on information available as of the date of this Prospectus. abrdn is not affiliated with the Fund, the Trust, or the Adviser and is not involved in this offering. Investors should refer to the abrdn Physical Palladium Shares ETF's own prospectus and reports for more complete information about the abrdn Physical Palladium Shares ETF

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETP's daily return. Losses are magnified relative to the Underlying ETP. If the Underlying ETP declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETP's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETP returns, and Underlying ETP volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETP return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETP return for the period, and you could lose money even if the Underlying ETP is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETP but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETP that is not involved in this offering. The Fund has no control over the Underlying ETP and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETP, and actions taken by the Underlying ETP could negatively affect the Fund's performance.

Palladium Market Risk. Through its exposure to the Underlying ETP and other reference assets, the Fund is exposed to the risk that the price of palladium will decline. Palladium prices can be highly volatile and may be affected by industrial demand (including automotive catalysts and other uses), substitution with other metals, mine supply and refining constraints, geopolitical events, currency movements, and investor sentiment. Because the Fund provides leveraged exposure, declines in palladium prices may result in proportionally larger declines in the Fund's NAV.

Bullion Market and Liquidity Risk. The physical palladium market can experience periods of reduced liquidity, supply tightness, or dislocations between different forms or delivery locations of metal. Disruptions in refining, transportation, or settlement in bullion markets could contribute to higher volatility and could adversely affect the Underlying ETP's ability to efficiently reflect changes in palladium prices. During stressed markets, bid-ask spreads may widen and trading costs may increase.

Underlying ETP Trust, Custody, and Metal-Per-Share Risk. The Underlying ETP holds physical palladium and is not registered as an investment company under the Investment Company Act of 1940; investors in the Underlying ETP do not receive the same regulatory protections as investors in registered funds. The Underlying ETP's expenses reduce its value over time and may cause the amount of palladium effectively represented by each share to decline. The Underlying ETP depends on custodial arrangements for holding physical metal, and operational issues, settlement delays, or disruptions in the bullion market could adversely affect the Underlying ETP's value and liquidity.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETP or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Aerospace & Commercial Aviation 2x Daily ETF

Investment Objective

The Aerospace & Commercial Aviation 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Aerospace & Commercial Aviation ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Aerospace & Commercial Aviation ETF ("Underlying ETF"). For purposes of the Fund's name, "Aerospace & Commercial Aviation " refers to equity exposure to companies significantly involved in the development, manufacturing, operation, and enabling of U.S. aerospace and commercial aviation infrastructure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, the design, manufacturing, certification, operation, leasing, and support of aerospace and commercial aviation systems and services, including commercial aircraft and airframe production; propulsion engines, nacelles, and related subsystems; avionics, flight control, navigation, and communications technologies; maintenance, repair, and overhaul (MRO) and aftermarket services; aircraft leasing and fleet management; passenger and cargo air transportation services provided by commercial air carriers; airport, ground handling, and aviation infrastructure equipment; and component, monitoring, digital, and software platforms that enhance aircraft safety, operational efficiency, reliability, capacity utilization, and lifecycle performance across the global commercial aviation ecosystem. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Aviation Safety, Accident, and Disruption Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting the aerospace and commercial aviation industry, including aviation accidents, safety incidents, near-miss events, or perceived safety concerns, even when fault is unclear. Such events may result in fleet groundings, route suspensions, reduced passenger demand, higher insurance and regulatory compliance costs, litigation, and reputational damage across manufacturers, airlines, lessors, and aviation service providers held by the Underlying ETF. Operational disruptions such as severe weather, air traffic control constraints, airport closures, labor disruptions, cybersecurity incidents affecting flight operations, or other system failures can increase delays and cancellations, reduce capacity, and pressure margins, which may adversely affect the Underlying ETF's value and, in turn, the Fund. Because the Fund seeks leveraged exposure, losses associated with these events may be magnified in the Fund's net asset value.

Aircraft Certification, Program Execution, and Manufacturing Quality Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that aerospace manufacturers and key suppliers held by the Underlying ETF experience delays or failures in aircraft, engine, avionics, or upgrade programs. New products or major modifications may not meet performance, reliability, or certification requirements, or may face delays in testing, regulatory approvals, and production ramp. A single program issue can lead to rework, warranty costs, penalty claims, delivery deferrals, customer cancellations, and lost market share, and can disrupt suppliers and downstream operators. The industry's reliance on complex and sometimes capacity-constrained supply chains for critical parts and materials increases exposure to shortages, single-source dependencies, labor constraints, and quality issues, which can impair production schedules and aftermarket support and negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Commercial Air Travel and Air Cargo Cyclicality Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the cyclicality of passenger air travel and air cargo. Airlines, aircraft lessors, and aviation-related companies held by the Underlying ETF may experience sharp declines in demand during recessions, pandemics, geopolitical shocks, terrorism concerns, or changes in travel policy and consumer behavior. Many industry participants have high fixed costs and operating leverage, so modest demand shortfalls can significantly reduce profitability and increase financial stress, including default risk for highly levered carriers or lessees. Volatile jet fuel prices, foreign exchange movements, and interest rate changes can further pressure margins and increase financing costs, potentially reducing fleet growth and lowering demand for aircraft, engines, parts, and maintenance and repair services, which can adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, these effects may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. If the Underlying ETF holds small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. If the Underlying ETF holds large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds due to their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AI Cybersecurity 2x Daily ETF

Investment Objective

The AI Cybersecurity 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AI Cybersecurity ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of AI Cybersecurity ETF ("Underlying ETF"). For purposes of the Fund's name, "AI Cybersecurity " refers to equity exposure to companies significantly involved in the development, deployment, and operation of cybersecurity technologies and services that use artificial intelligence ("AI") and machine learning to protect digital systems, networks, identities, data, and critical applications across cloud, enterprise, consumer, and industrial environments, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, cybersecurity products or services where AI is a core capability used to identify, predict, prevent, or respond to threats. This includes companies focused on identity, authentication, privileged access, endpoint and network protection, cloud and application security, encryption and key management, data governance and loss prevention, security information and event management, extended detection and response, threat intelligence, security automation and orchestration, managed security services, and related hardware, services, and platforms that rely on AI to improve detection accuracy, speed response, and reduce manual security operations. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

AI-Enabled Threat Evolution and Security Effectiveness Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that cyber threats evolve rapidly, including through the use of AI to scale phishing, accelerate malware development, and automate exploitation. To the extent the Underlying ETF invests in cybersecurity providers and security-focused service firms, those companies' products and services may fail to detect or prevent new attack techniques, which can lead to customer losses, contract disputes, higher costs, and reputational harm. Deterioration in perceived effectiveness or increased breach frequency across customers may reduce demand, slow bookings, and pressure margins for issuers held by the Underlying ETF, negatively affecting the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts associated with these risks may be magnified in the Fund's net asset value.

AI Model, Data Quality, and Automation Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with AI-enabled cybersecurity products and services. To the extent the Underlying ETF invests in companies that develop, deploy, or rely on AI-enabled security capabilities, the effectiveness of those offerings may depend on data quality, model design, training processes, and ongoing tuning. Models may be trained on incomplete, biased, or stale datasets, may degrade over time (including through "model drift"), or may generate false positives or false negatives that impair customer outcomes and confidence. Increased automation, including automated remediation, can amplify operational impacts if models misclassify events or trigger incorrect actions, which may lead to customer dissatisfaction, increased support costs, contractual disputes, reputational harm, and reduced adoption of AI-enabled offerings. These factors may adversely affect the revenues, profitability, and valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Data Breach, Liability, and Trust Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that cybersecurity vendors, cloud-based security platforms, or security service providers held by the Underlying ETF experience a major breach, outage, or compromise. Such events may reduce demand, increase churn, and trigger litigation, remediation costs, regulatory inquiries, and damages claims, which can negatively affect an issuer's business and financial condition. Even when a vendor is not at fault, widely publicized incidents may cause customers to consolidate spending, delay purchases, or shift budgets among providers, which can reduce growth and pressure margins for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Platform Consolidation and Competitive Pressure Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to competitive dynamics in the cybersecurity market. To the extent the Underlying ETF invests in specialized cybersecurity vendors, those issuers may face pricing pressure and product displacement as larger platform providers bundle security features, as customers rationalize vendor lists, as procurement cycles slow, or as organizations shift toward in-house security stacks. Mergers, consolidation, and changes in customer preferences or architecture can reduce growth rates, compress margins, and increase customer concentration risk for companies held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Battery Energy Storage Systems 2x Daily ETF

Investment Objective

The Battery Energy Storage Systems 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Battery Energy Storage Systems ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Battery Energy Storage Systems ETF ("Underlying ETF"). For purposes of the Fund's name, "Battery Energy Storage Systems" refers to equity exposure to companies significantly involved in the design, manufacturing, integration, deployment, and operation of battery energy storage systems used to support electric grids, renewable integration, peak demand management, backup power, and electrification across residential, commercial, and utility scale applications., as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, energy storage hardware, software, and services, including battery cell and pack manufacturing, battery management systems, inverters and power conversion equipment, thermal management and fire safety solutions, energy storage project development, engineering procurement and construction, system integration, operations and maintenance, energy management and optimization software, grid services and aggregation platforms, and recycling, repurposing, and lifecycle management solutions that support deployment across residential, commercial, industrial, and utility scale storage use cases. . The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Battery Safety, Fire, and Reliability Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies involved in battery energy storage systems. To the extent the Underlying ETF invests in storage manufacturers, integrators, developers, or operators, storage systems can experience thermal events, degradation, or performance shortfalls. Safety incidents may result in project shutdowns, higher insurance and regulatory compliance costs, recalls, litigation, and reputational damage, which can reduce demand, increase costs, and pressure margins for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF's value and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Technology Change and Obsolescence Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that storage technologies and chemistries evolve quickly. To the extent the Underlying ETF invests in companies that design, manufacture, or supply storage technologies, improvements in cost, energy density, cycle life, safety, or related performance can disadvantage existing products, suppliers, or installed platforms. Customers may delay purchases, renegotiate contracts, or switch vendors if newer technologies offer more attractive economics or performance, which can reduce revenues and impair the competitive position of issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Battery Materials, Commodity Pricing, and Supply Chain Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to input cost and supply chain risks for battery energy storage systems. To the extent the Underlying ETF invests in manufacturers, integrators, or developers, those businesses may rely on materials and components subject to supply constraints and significant price volatility, including lithium, nickel, cobalt, manganese, graphite, copper, separators, electrolytes, and power electronics. Commodity price increases, manufacturing capacity limits, quality issues, tariffs and trade restrictions, export controls, shipping disruptions, or reliance on single-source suppliers may increase costs, delay deployments, reduce margins, and adversely affect revenues and profitability for issuers held by the Underlying ETF. These impacts may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Policy, Interconnection, and Project Timing Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with policy, permitting, and grid interconnection processes. To the extent the Underlying ETF invests in storage project developers, integrators, utilities-related service providers, or equipment suppliers, many projects may depend on permitting timelines, interconnection queues, utility procurement cycles, and policy incentives. Changes in rules, delays in interconnection approvals, or reductions or expiration of incentives may slow deployments, increase costs, and reduce expected revenues for companies held by the Underlying ETF. These factors may adversely affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Power Markets and Storage Revenue Model Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that the revenue opportunities supporting storage economics are volatile or change over time. To the extent the Underlying ETF invests in companies involved in storage development, integration, ownership, or operation, project economics may depend on the availability and pricing of grid services and electricity market opportunities, including energy arbitrage, capacity payments, ancillary services, and contractual arrangements with utilities or commercial counterparties. These revenues may be affected by market conditions, congestion patterns, renewable penetration, curtailment, transmission constraints, and changes in market rules or utility procurement practices. If expected revenues decline or become less predictable, project returns may fall and deployments may slow, which can adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Project Finance, Interest Rate, and Cost Inflation Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that storage deployment is capital intensive and dependent on financing conditions. To the extent the Underlying ETF invests in developers, integrators, or operators, higher interest rates, tighter credit conditions, or reduced availability of tax equity or project finance may reduce project returns, slow new deployments, and increase refinancing risk. In addition, increases in the costs of equipment, engineering, procurement, construction, labor, insurance, or interconnection can pressure margins and delay project completion for companies held by the Underlying ETF. These developments may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Bay Area Based 2x Daily ETF

Investment Objective

The Bay Area Based 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bay Area Based ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Bay Area Based ETF ("Underlying ETF"). For purposes of the Fund's name, "Bay Area Based" refers to equity exposure to companies headquartered in, or maintain substantial operations in, the San Francisco Bay Area, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that are significantly involved in the San Francisco Bay Area innovation and operating ecosystem. Such activities may include software and internet services, hardware and semiconductor design, cloud and data infrastructure, biotechnology research and commercialization, financial and payments platforms, clean technology development, and related enabling services that support innovation, scaling, and commercialization within the Bay Area ecosystem. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Regional Concentration and Local Cost Structure Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies with meaningful San Francisco Bay Area exposure. To the extent the Underlying ETF invests in companies that are headquartered in, or maintain substantial operations in, the region, those issuers may be affected by elevated regional labor costs, competition for talent, higher office and operating expenses, and local economic conditions. If the region experiences reduced investment activity, out-migration, slower hiring, or weakening demand in key local industries, the revenues, profitability, and valuations of issuers held by the Underlying ETF may decline, which may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Natural Disaster and Infrastructure Disruption Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that natural disasters or infrastructure disruptions in the San Francisco Bay Area adversely affect issuers held by the Underlying ETF. The region faces risks from earthquakes, wildfires, flooding, power outages, and transportation disruptions. Such events may interrupt operations, supply chains, and workforce availability, increase business continuity and insurance costs, and reduce productivity for companies with regional facilities, offices, or key personnel, which may negatively affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

State and Local Regulatory and Tax Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with state and local taxation and regulation. To the extent the Underlying ETF invests in companies with substantial presence in California or Bay Area jurisdictions, changes in state and local taxes, labor rules, zoning, and business regulations may increase operating costs, reduce after-tax profitability, or require changes to business practices. Policy changes may also influence corporate location decisions and real estate strategies, which can affect operating footprints and costs for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Geographic Classification Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that classification of companies as having headquarters in, or substantial operations in, the San Francisco Bay Area is imperfect. To the extent the Underlying ETF's strategy depends on such classifications, publicly available information about an issuer's headquarters location, employee base, or operating footprint may be incomplete, may not be updated promptly, or may be difficult to interpret consistently across issuers. Companies may relocate headquarters, change remote-work policies, or shift the location of key personnel and facilities over time, which may cause the Underlying ETF's index provider, methodology, or the Adviser (as applicable) to reclassify a company or adjust holdings. These factors may affect the Underlying ETF's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Technology Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting technology and technology-enabled companies held by the Underlying ETF. These companies may face rapid product obsolescence, intense competition, and operational risks such as cybersecurity incidents, data privacy compliance obligations, and intellectual property disputes. Many also rely on critical suppliers and infrastructure, including semiconductors, cloud service providers, and key platforms, and disruptions, outages, or pricing changes affecting these inputs may pressure margins or impair product delivery. In addition, technology company valuations may be particularly sensitive to interest rates and shifts in market sentiment, which may increase volatility in the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Biotechnology and Life Sciences Companies Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting biotechnology and life sciences companies held by the Underlying ETF. These companies may face significant risks related to research and development, clinical trials, regulatory approvals, intellectual property protection, competition, and product liability. Their valuations may change rapidly based on clinical or regulatory outcomes and may depend on a limited number of products, collaborations, or patents. Adverse trial results, delays in approvals, manufacturing or safety issues, or enforcement challenges for intellectual property may materially reduce revenues and the value of these companies' securities, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Beauty, Skincare & Aesthetic 2x Daily ETF

Investment Objective

The Beauty, Skincare & Aesthetic 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Beauty, Skincare & Aesthetic ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Beauty, Skincare & Aesthetic ETF ("Underlying ETF"). For purposes of the Fund's name, "Beauty, Skincare & Aesthetic" refers to equity exposure to companies significantly involved in the development, manufacturing, branding, distribution, and retail of beauty, skincare, and aesthetics products and services across consumer and professional channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, beauty, skincare, and aesthetics categories and enabling services, including cosmetics and skincare brands, haircare and personal care products, fragrance and grooming, dermatology adjacent consumer products, beauty devices and tools, professional salon and aesthetic services, specialty and mass retail distribution of beauty products, direct to consumer and digital commerce platforms, contract manufacturing, formulation and ingredient suppliers, packaging providers, and other infrastructure that supports product development, marketing, distribution, and consumer engagement across global beauty markets. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Consumer Taste, Trend, and Brand Relevance Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting beauty and skincare companies. To the extent the Underlying ETF invests in issuers whose revenues depend on beauty and personal care demand, consumer preferences may shift quickly due to changing tastes, social media influence, and frequent new product cycles. Brands may lose relevance, experience declining sales, or require increased marketing and promotional spending to maintain market share, which can pressure margins and reduce profitability for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Luxury and Consumer Discretionary Spending Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks related to discretionary spending patterns. To the extent the Underlying ETF invests in companies that sell premium or luxury beauty and personal care products or provide elective aesthetic services, the performance of those issuers may depend on discretionary spending by higher-income consumers and on overall consumer confidence. Demand for premium and luxury goods and elective services may decline during periods of economic weakness, rising interest rates, inflation, or reduced consumer confidence, often resulting in outsized reductions in sales and profitability relative to more nondiscretionary consumer categories. These factors may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Product Safety, Regulatory, and Recall Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to product safety and regulatory risks affecting beauty and personal care companies. To the extent the Underlying ETF invests in issuers that manufacture, distribute, or market beauty products, those companies may face regulatory scrutiny related to ingredient safety, labeling, manufacturing standards, and marketing claims. Quality failures, contamination, or adverse reactions may lead to recalls, litigation, reputational damage, and increased compliance costs, which can reduce demand and increase expenses for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Channel and Promotion Dependency Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that distribution and promotion dynamics adversely affect issuers held by the Underlying ETF. Many beauty companies rely on key retailers, e-commerce platforms, influencers, and promotional events to drive volume and maintain visibility. Changes in retailer support, shelf placement, algorithm visibility, advertising pricing, affiliate economics, or the timing and intensity of promotional activity may reduce revenue growth and pressure margins. Increased reliance on discounting or paid promotion to sustain demand can further compress profitability for companies held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Coffee & Energy Drinks 2x Daily ETF

Investment Objective

The Coffee & Energy Drinks 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Coffee & Energy Drinks ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Coffee & Energy Drinks ETF ("Underlying ETF"). For purposes of the Fund's name, "Coffee & Energy Drinks" refers to equity exposure to companies significantly involved in the cultivation, sourcing, processing, roasting, manufacturing, branding, and distribution of coffee and energy drink products across retail and food service channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, coffee and caffeine adjacent beverage categories and enabling infrastructure, including coffee sourcing and trading, roasting and packaged coffee products, cafe and food service operations, ready to drink coffee, energy drink and performance beverage manufacturing, ingredient and flavor systems, sweeteners and additives, beverage packaging and bottling, distribution networks, and retail or digital channels with material exposure to coffee and energy drink sales across global markets. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Commodity and Input Cost Volatility Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks related to commodity and input cost volatility affecting companies in the coffee and energy drink value chain. To the extent the Underlying ETF invests in issuers that source, process, distribute, or sell coffee and related products, coffee and other agricultural inputs may experience significant price swings due to weather, crop disease, and supply disruptions. In addition, costs for aluminum, sweeteners, flavors, and freight may fluctuate, which can pressure margins if companies are unable to pass cost increases through to consumers or if demand weakens due to higher prices. These factors may adversely affect the revenues, profitability, and valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Climate and Agricultural Production Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting coffee production and sourcing. To the extent the Underlying ETF invests in companies dependent on coffee supply, production may be adversely affected by climate variability and extreme weather events, including droughts, frosts, excessive rainfall, hurricanes, and changes in temperature patterns, as well as by crop diseases and pests. These conditions can reduce yields, increase volatility in coffee supply and pricing, and contribute to longer-term shifts in suitable growing regions. Sustained adverse conditions may increase costs, disrupt sourcing, reduce product availability, and negatively affect companies across the coffee supply chain, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Health Perception and Regulatory Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks related to health perceptions and regulation of energy drinks and high-caffeine products. To the extent the Underlying ETF invests in issuers that manufacture or market energy drinks or similar products, those companies may face scrutiny regarding health effects, marketing practices (including marketing to younger consumers), and labeling requirements. Regulatory actions, enforcement activity, lawsuits, or changes in consumer perception may reduce demand, require product reformulations, limit marketing channels, or increase compliance costs, which can adversely affect issuers held by the Underlying ETF. These developments may negatively affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Supply Chain, Logistics, and Packaging Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to supply chain and operational risks affecting companies in the coffee and energy drink value chain. To the extent the Underlying ETF invests in issuers that rely on specialized sourcing, contract manufacturing, bottling and canning capacity, packaging components (including aluminum and plastics), and global logistics networks, disruptions in transportation, labor availability, manufacturing capacity, quality issues, or changes in supplier terms may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability. These factors may adversely affect the Underlying ETF's performance and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Crypto Infrastructure 2x Daily ETF

Investment Objective

The Crypto Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Crypto Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Crypto Infrastructure ETF ("Underlying ETF"). For purposes of the Fund's name, "Crypto Infrastructure" refers to equity exposure to companies significantly involved in the technology, platforms, and services that enable the issuance, custody, exchange, settlement, security, and operation of digital assets and blockchain based networks, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, enabling digital asset markets and blockchain networks, including exchanges, broker platforms, custody and wallet services, institutional trading and market infrastructure, compliance and monitoring tools, blockchain analytics, mining and validation hardware and hosting, node and staking infrastructure, tokenization platforms, payment and merchant enablement tied to digital assets, and supporting software, cybersecurity, and hardware suppliers that provide core capabilities required for secure operation, transaction processing, and market access across crypto ecosystems. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Regulatory and Legal Uncertainty Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to evolving regulation, supervision, and enforcement affecting digital asset markets and related businesses. To the extent the Underlying ETF invests in crypto infrastructure firms, regulatory changes or enforcement actions may affect product availability, listing standards, custody and safeguarding requirements, capital and liquidity expectations, reporting obligations, and customer access. Adverse legal outcomes, new rules, or shifting interpretations by regulators may reduce revenue opportunities, increase compliance and legal costs, restrict business models, and limit market participation for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Financial Services Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting financial services companies. To the extent the Underlying ETF invests in companies in the financials sector, including exchanges, broker-dealers, trading venues, custodians, payment companies, or other financial services providers, those issuers may be sensitive to regulatory requirements, supervisory expectations, capital and liquidity standards, and enforcement actions that affect the scope of activities, products, and fees they may offer. The profitability of financials companies may also be adversely affected by changes in interest rates, credit conditions, customer activity levels, and market liquidity, and by operational, compliance, or reputational events. These factors may negatively affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Banking Access and Payment Rails Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that crypto infrastructure businesses depend on access to banking services and payment networks. To the extent the Underlying ETF invests in issuers that facilitate customer deposits and withdrawals or fiat-to-crypto and crypto-to-fiat conversions, restrictions, terminations, or increased costs associated with banking relationships, correspondent services, card networks, ACH/wire access, or other payment rails may reduce customer activity, increase expenses, and create operational disruptions. Reduced or constrained access to banking services can impair an issuer's ability to onboard customers, process transactions, and manage liquidity, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Fraud, Market Manipulation, and Illicit Activity Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that digital asset markets have been subject to fraud, theft, manipulation, and other misconduct. To the extent the Underlying ETF invests in crypto infrastructure businesses, hacks, scams, wash trading, and other abusive practices may reduce customer trust and participation, increase compliance costs, and lead to heightened regulatory scrutiny, enforcement actions, and reputational harm. Digital assets may also be used for illicit activity, which can result in restrictions on products, counterparties, or customer access and may require issuers to implement enhanced monitoring and controls. These factors may reduce trading activity, impair growth, and adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Digital Asset Market Sensitivity Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that many crypto infrastructure businesses are correlated with digital asset prices, trading volumes, network activity, and overall market sentiment. To the extent the Underlying ETF invests in such issuers, periods of declining digital asset prices or reduced activity may lead to sharp revenue declines, lower profitability, and increased financial stress, including heightened credit or counterparty risks for certain businesses. These conditions may adversely affect the valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Blockchain Network, Protocol, and Fork Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with blockchain networks and distributed ledger protocols. To the extent the Underlying ETF invests in companies whose revenues depend on network activity, protocols may experience bugs, security vulnerabilities, congestion, outages, or other disruptions that impair transaction processing and user activity. Networks may also undergo upgrades, changes in consensus mechanisms, or "forks" that create competing versions of a protocol, which can affect network usage, asset liquidity, and the economics of participants. Adverse protocol or network-level events may reduce demand for related services and may negatively affect the revenues and valuations of crypto infrastructure companies held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Mining, Energy Use, and Environmental Regulation Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies involved in digital asset mining, validation infrastructure, or hosting. To the extent the Underlying ETF invests in such issuers, their results may be sensitive to electricity prices, power availability, hardware costs, and environmental or energy-related regulation. Changes in laws or regulations, permitting requirements, taxation, or restrictions on energy usage may increase costs, limit operations, or reduce profitability. In addition, adverse publicity regarding energy use may reduce demand for mining-related services or increase regulatory and reputational pressures on issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Custody, Security, and Operational Failure Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to operational and security risks affecting crypto platforms and service providers. To the extent the Underlying ETF invests in issuers that custody digital assets, operate trading venues, provide wallet infrastructure, or support transaction processing, hacking, fraud, protocol exploits, operational outages, or loss of customer assets may trigger customer withdrawals, reputational damage, litigation, remediation costs, and heightened regulatory scrutiny. Such events may also impair broader ecosystem trust and slow adoption of digital asset-related services, negatively affecting issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Data & Surveillance 2x Daily ETF

Investment Objective

The Data & Surveillance 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Data & Surveillance ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Data & Surveillance ETF ("Underlying ETF"). For purposes of the Fund's name, "Data & Surveillance" refers to equity exposure to companies significantly involved in the development and deployment of technologies that collect, process, secure, analyze, and operationalize data for monitoring, risk management, security, compliance, and operational visibility across public and private environments, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to [the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, data collection and monitoring systems and enabling platforms, including physical security and surveillance equipment, access control and identity verification, biometric systems, sensors and Internet connected devices, geospatial imaging and mapping, data integration and analytics platforms, monitoring and alerting software, fraud detection and compliance tools, managed services that operate monitoring systems, and privacy, governance, and security technologies that control, audit, and secure data flows and monitoring deployments across enterprise, public sector, and critical infrastructure use cases. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Privacy, Civil Liberties, and Reputational Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with monitoring and surveillance technologies that raise privacy and civil liberties concerns. To the extent the Underlying ETF invests in companies that provide sensors, surveillance equipment, data collection tools, or monitoring and analytics software, public backlash or negative publicity regarding how such products are used, and by whom, may lead to customer churn, contract cancellations, litigation, and reputational harm, even when product use is lawful. Increased scrutiny by stakeholders, regulators, or commercial customers may reduce demand or require changes to product features, policies, or distribution practices, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Regulatory and Procurement Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to regulatory, certification, and procurement risks affecting surveillance and data collection technologies. To the extent the Underlying ETF invests in issuers that sell to governments or regulated industries, restrictions, certification requirements, procurement bans, or changes in purchasing standards may limit market access or delay deployments. Changes in privacy laws, biometric rules, data retention requirements, or public sector procurement standards may increase compliance costs, constrain product functionality, or reduce addressable markets for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Government Customer, Budget, and Contract Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that certain issuers held by the Underlying ETF derive significant revenue from government customers or government-adjacent procurement. Government purchasing decisions may be affected by appropriations, budget constraints, political priorities, tender requirements, bid protests, contract renegotiations, performance disputes, and changes in procurement policies, any of which may delay awards, reduce contract scope, or limit renewals. Government contractors may also be subject to audits, investigations, suspension or debarment, and heightened compliance obligations, which may increase costs, reduce revenues, or restrict market access for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Export Controls, Sanctions, and National Security Restrictions Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that monitoring and surveillance technologies may be subject to export controls, sanctions, import restrictions, national security reviews, or other governmental limitations that restrict where and to whom products and services may be sold or deployed. To the extent the Underlying ETF invests in issuers with international sales, changes in these rules or adverse regulatory determinations may restrict market access, increase compliance costs, delay shipments, require product redesign, or result in penalties, contract terminations, or reputational harm. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Cybersecurity and Data Misuse Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to cybersecurity and misuse risks affecting monitoring systems and sensitive data. To the extent the Underlying ETF invests in issuers that collect, store, process, or analyze sensitive information, those systems may be targeted by cyber attacks or compromised through insider misconduct or improper access controls. Security incidents involving sensitive data may lead to liability, regulatory enforcement, customer losses, and reputational harm, and may require costly remediation, system redesign, and enhanced controls, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Algorithmic Decision, Accuracy, and Bias Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from analytics, biometrics, identity verification, and automated decision systems used by companies in the Underlying ETF's investment theme. To the extent the Underlying ETF invests in issuers that rely on such systems, model limitations or data quality issues may produce false positives or false negatives, misidentify individuals, or reflect bias. Such outcomes may result in customer losses, contract disputes, litigation, regulatory scrutiny, restrictions on product use, or reputational harm, and may require costly remediation, retraining, or redesign. These factors may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Technology Change and Product Obsolescence Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that markets for sensors, surveillance equipment, analytics, and monitoring software evolve rapidly. To the extent the Underlying ETF invests in issuers operating in these markets, new technologies, platform shifts, standards changes, and competitive offerings may reduce demand for existing products, compress margins, or require significant investment to remain competitive. Companies that fail to innovate, adapt to standards, or maintain product performance and reliability may lose market share and experience declining revenues, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Supply Chain and Component Dependency Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to supply chain and component risks affecting monitoring and surveillance products. To the extent the Underlying ETF invests in issuers that rely on specialized components and contract manufacturing, including semiconductors, optics, sensors, batteries, and connectivity modules, supply constraints, quality issues, geopolitical disruptions, tariffs, or increases in input and freight costs may delay production, reduce product availability, increase costs, and adversely affect revenues and profitability. These developments may negatively affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Genomics & Precision Medicine 2x Daily ETF

Investment Objective

The Genomics & Precision Medicine 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Genomics & Precision Medicine ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Genomics & Precision Medicine ETF ("Underlying ETF"). For purposes of the Fund's name, "Genomics & Precision Medicine" refers to [equity exposure to companies significantly involved in the research, development, and commercialization of genomics and precision medicine technologies that enable improved disease detection, patient stratification, targeted therapies, and data driven healthcare, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, genomics and precision medicine technologies and services, including gene sequencing and analysis; bioinformatics and computational biology; molecular diagnostics and companion tests; laboratory tools, consumables, and reagents used in genomic workflows; gene editing and gene therapy platforms; targeted therapeutics and precision oncology; clinical and real-world data platforms supporting precision medicine; and enabling services that support research, development, validation, manufacturing, or commercialization of genomics and precision medicine products and services. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Clinical, Regulatory, and Approval Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that many genomics and precision medicine companies depend on successful clinical trials, regulatory approvals, and ongoing compliance. To the extent the Underlying ETF invests in issuers developing diagnostics, therapeutics, or related platforms, failures in clinical trials, delays in approvals, changes in regulatory standards, or safety concerns may materially reduce expected revenue prospects and lead to sharp valuation declines. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Health Care Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting health care companies. To the extent the Underlying ETF invests in issuers in the health care sector, those companies may be affected by changes in government regulation and oversight, the structure and funding of public and private health care programs, and evolving standards for safety, efficacy, and quality. Government actions or payer decisions may restrict coverage, reduce reimbursement rates, impose price controls or negotiation, increase scrutiny of marketing and promotion, or require additional clinical evidence, which may reduce demand or profitability for health care products and services. Health care companies may also face significant product liability, litigation, and regulatory enforcement risks and may be subject to intense competition that can result in pricing pressure. Delays or failure to obtain approvals, changes in regulatory requirements, or adverse safety findings may materially adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Biotechnology and Pharmaceutical Companies Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting biotechnology and pharmaceutical companies involved in genomics, precision medicine, and related therapeutics and diagnostics. To the extent the Underlying ETF invests in such issuers, they may face risks related to research and development, reliance on a limited number of products or product candidates, intense competition, product liability claims, and the need for substantial capital to fund development and commercialization. The value of these companies may change rapidly based on clinical trial results, regulatory developments, manufacturing outcomes, or competitive product launches, and many may have limited operating histories and may not be profitable. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Reimbursement and Adoption Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that precision diagnostics and therapies often require payer coverage and clinician adoption to achieve commercial success. To the extent the Underlying ETF invests in issuers offering such products, changes in reimbursement policies, coverage determinations, pricing pressure, or limited evidence of clinical utility may slow adoption and reduce revenues. Delays in coverage decisions, restrictions on eligible patient populations, or unfavorable reimbursement rates can negatively affect demand and profitability for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Manufacturing and Supply Chain Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to manufacturing and supply chain risks affecting certain genomics and precision medicine products. To the extent the Underlying ETF invests in issuers that rely on specialized manufacturing processes, quality control systems, cold-chain logistics, and third-party suppliers, manufacturing failures, contamination, batch variability, capacity constraints, supply shortages, or delays in scaling production may result in product shortages, increased costs, regulatory action, and reduced commercial success. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Data Quality, Interpretation, and Ethical Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with the complexity of genomic data and evolving expectations regarding its use. To the extent the Underlying ETF invests in issuers that generate, store, or analyze genomic data, errors in testing, data handling, or interpretation may lead to incorrect results, liability, and reputational harm. Ethical concerns, privacy expectations, and evolving rules regarding genetic data use, consent, and sharing may increase compliance costs, restrict permissible uses, and limit data availability, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's value, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Intellectual Property and Patent Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that genomics and precision medicine companies often rely on patents, trade secrets, licenses, and other intellectual property to protect technologies, diagnostic methods, therapeutic platforms, and product candidates. To the extent the Underlying ETF invests in such issuers, the loss, expiration, invalidation, or impairment of intellectual property rights, failure to obtain or maintain adequate protection, or the need to license third-party intellectual property on unfavorable terms may reduce competitiveness, increase costs, or result in litigation. These factors may adversely affect revenues and valuations of issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - High Voltage Grid Equipment 2x Daily ETF

Investment Objective

The High Voltage Grid Equipment 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the High Voltage Grid Equipment ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of [High Voltage Grid Equipment ETF] ("Underlying ETF"). For purposes of the Fund's name, "High Voltage Grid Equipment ETF" refers to [ equity exposure to companies significantly involved in the manufacturing, engineering, and servicing of equipment and technologies used to transmit and control electricity across high voltage networks and modernize power grids, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, high voltage transmission and grid modernization equipment and services, including transformers and transformer components, switchgear and breakers, substations and protection systems, high voltage cables and accessories, high voltage direct current equipment, power conversion and power electronics, grid monitoring and diagnostics, utility and industrial field services, engineering and procurement activities tied to grid buildout, and software and systems that support reliability, control, and efficient power delivery across transmission and distribution networks. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Project Timing, Utility Spending, and Backlog Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting demand for high voltage grid equipment and related services. To the extent the Underlying ETF invests in grid equipment manufacturers, integrators, or service providers, demand may depend on utility capital expenditure cycles, permitting and interconnection timelines, and large project schedules. Delays, cancellations, scope changes, or shifts in utility procurement plans may reduce order flow and disrupt backlog conversion, which can lead to revenue shortfalls and earnings volatility for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Regulatory, Rate Case, and Cost Recovery Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that utility regulation and government policy influence transmission and grid modernization spending. To the extent the Underlying ETF invests in companies whose revenues depend on utility capital expenditures, the ability of utilities to recover investments through rates, and the timing and outcomes of rate cases may affect project economics and spending levels. Adverse regulatory decisions, delays in rate approvals, changes in allowed returns, prudency determinations, or shifts in policy incentives may reduce or delay utility spending, resulting in fewer orders or slower project execution for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Manufacturing Capacity and Supply Constraint Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that many grid components have long lead times and rely on specialized manufacturing processes and materials. To the extent the Underlying ETF invests in equipment manufacturers and key suppliers, capacity bottlenecks, labor constraints, qualification requirements, and supplier disruptions may delay deliveries, increase costs, and reduce profitability. Extended lead times and constrained capacity may also increase execution risk under fixed-price or performance-based contracts, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Grid Reliability, Extreme Weather, and Catastrophe Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that extreme weather and natural disasters affect grid infrastructure and the companies that support it. Extreme weather events, wildfires, hurricanes, flooding, winter storms, and other catastrophes can damage transmission and distribution assets and disrupt grid operations. Such events may cause surges in demand for certain products and services, but they can also delay projects, disrupt supply chains, reduce workforce availability, increase insurance and compliance costs, and negatively affect the financial condition of utilities, contractors, and equipment suppliers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Input Cost and Commodity Exposure Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that costs for copper, aluminum, steel, and other inputs are volatile. To the extent the Underlying ETF invests in manufacturers, integrators, or service providers with material input exposure, increases in commodity prices, shortages, or tariff-related costs may compress margins or deteriorate contract economics, particularly when companies are unable to hedge effectively or pass through higher costs to customers. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Equipment Failure, Warranty, and Product Liability Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that high voltage grid equipment must meet demanding performance and reliability requirements and often operates in harsh environments. To the extent the Underlying ETF invests in manufacturers, integrators, or service providers, failures, defects, quality issues, or installation errors may result in outages, safety incidents, warranty claims, product recalls, penalties, contract disputes, and reputational harm, which can reduce revenues and profitability and increase costs for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Lifestyle Brands 2x Daily ETF

Investment Objective

The Lifestyle Brands 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lifestyle Brands ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lifestyle Brands ETF ("Underlying ETF"). For purposes of the Fund's name, "Lifestyle Brands" refers to equity exposure to companies significantly involved in the development, branding, marketing, and sale of consumer lifestyle goods and services that reflect identity, culture, and daily habits across apparel, footwear, accessories, outdoor and recreation, premium basics, wellness adjacent consumer products, and lifestyle oriented retail channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, lifestyle oriented consumer brands and related channels, including apparel, footwear, accessories, outdoor and recreation goods, athleisure, premium basics, lifestyle licensing and merchandising, specialty retail concepts, direct to consumer and digital commerce platforms, and marketing, distribution, and supply chain capabilities that support brand building, product launches, and sustained consumer engagement across global markets. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Fashion Cycle and Brand Relevance Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting lifestyle brands that can be sensitive to shifts in culture, trends, and consumer tastes. To the extent the Underlying ETF invests in companies whose results depend on brand strength and product resonance, a decline in brand relevance or misalignment with consumer preferences may lead to higher discounting, increased marketing and promotional spending, and reduced profitability. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Brand Concentration and Key Product Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that certain lifestyle brands may rely on a limited number of products, categories, collaborations, or distribution partners for a significant portion of revenues. To the extent the Underlying ETF invests in such issuers, revenues and profitability may be adversely affected if key products lose consumer appeal, collaborations end, celebrity or influencer relationships change, or distribution support declines. Concentration in a limited number of product lines or partners can increase earnings volatility and reduce resilience during periods of weaker demand, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Inventory, Sourcing, and Supply Chain Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that apparel and consumer goods businesses face related to forecasting and supply chain execution. To the extent the Underlying ETF invests in issuers that manage seasonal product cycles and complex sourcing networks, forecasting errors, inventory build-ups, sourcing concentration, and production delays may result in markdowns, elevated working capital needs, and reduced cash flow. Disruptions or cost increases in manufacturing, freight, or materials may pressure margins and reduce product availability, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Retail Channel and Platform Dependency Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with reliance on key wholesale partners, marketplaces, and social platforms for distribution and demand generation. To the extent the Underlying ETF invests in issuers that depend on particular retail channels or digital platforms, changes in retailer strategies, shelf allocation, merchandising support, platform algorithms, or advertising pricing may reduce traffic, increase customer acquisition costs, and negatively affect sales and profitability. Reduced visibility or less favorable economics on key platforms may adversely affect issuers held by the Underlying ETF, which may negatively affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Reputational and Social Controversy Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to reputational risks affecting lifestyle brands. To the extent the Underlying ETF invests in issuers whose value depends on brand perception, product quality issues, marketing controversies, labor and sourcing practices, data privacy concerns in digital commerce, or public backlash and boycotts may result in reduced customer demand, higher returns, increased promotional spending, and impaired brand equity. Reputational events can also lead to regulatory scrutiny or litigation, which can increase costs and further pressure profitability for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Intellectual Property, Counterfeit, and Licensing Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that lifestyle brands often rely on trademarks, trade dress, and other intellectual property to differentiate products and maintain pricing power. To the extent the Underlying ETF invests in issuers with material brand and licensing value, counterfeiting, gray-market activity, and infringement may reduce sales, damage brand equity, and increase enforcement costs. Companies that rely on licensing and merchandising arrangements may also face disputes with licensors or licensees, changes in contract terms, or failure of partners to meet quality, marketing, or distribution expectations, any of which may reduce revenues or increase costs. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Longevity Consumer 2x Daily ETF

Investment Objective

The Longevity Consumer 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Longevity Consumer ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Longevity Consumer ETF ("Underlying ETF"). For purposes of the Fund's name, "Longevity Consumer" refers to [equity exposure to companies significantly involved in consumer-oriented products and services that the Adviser believes are positioned to benefit from aging demographics and the spending preferences of older consumers, with an emphasis on lifestyle and services categories, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, longevity-oriented consumer categories, including travel, leisure, hospitality, and experiences; wellness, fitness, recovery, and related consumer services; functional nutrition and consumer health brands; home improvement, remodeling, and home accessibility products and services; aging-in-place solutions and services; senior living and related resident services; mobility and assistive consumer products; personal and household services tailored to older consumers; and related retail, service, and data-enabled platforms that support aging-related consumer demand over time.. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Evidence, Claims, and Consumer Trust Risk. Many longevity and wellness products rely on consumer belief, brand credibility, and perceived outcomes. If products fail to demonstrate benefits, face negative research, or attract scrutiny for marketing claims, demand and pricing power can decline.

Travel, Leisure, and Experience Industry Risk. Companies tied to travel, leisure, and experiences can be highly sensitive to fuel costs, labor availability, weather events, geopolitical developments, public health events, security concerns, and changes in consumer willingness to travel. The industry may also be affected by seasonality, capacity constraints, and disruptions to transportation networks, any of which can pressure earnings and increase volatility.

Home Upgrade, Remodeling, and Housing Sensitivity Risk. Companies tied to home improvements, remodeling, home accessibility, and aging-in-place upgrades can be sensitive to interest rates, housing turnover, home prices, construction and contractor capacity, and the cost and availability of materials. A slowdown in housing activity or tighter financing conditions may reduce project volumes and spending on home upgrades.

Digital Platform, Data Privacy, and Cybersecurity Risk. To the extent portfolio companies rely on consumer apps, subscriptions, online marketplaces, or data-driven personalization, they may face risks relating to cybersecurity incidents, outages, data breaches, and evolving privacy and consumer-protection requirements. Compliance failures or breaches may lead to regulatory investigations, litigation, reputational harm, and increased costs.

Senior Living and Aging-in-Place Services Risk. Senior living providers and related service businesses may be exposed to occupancy variability, resident affordability, reputational events, litigation, and operational challenges such as staffing shortages and rising labor costs. These businesses may also be subject to licensing, inspection, and other regulatory requirements, and adverse regulatory or compliance developments could increase costs or limit operations.

Regulatory and Product Classification Risk. Supplements, functional products, diagnostics, and consumer health devices may be subject to evolving regulation, labeling rules, and advertising restrictions. Regulatory actions or changes in standards can increase compliance costs and require reformulation or redesign.

Demographic and Spending Assumption Risk. Longevity themes often assume sustained demand growth tied to aging populations and wellness spending. If consumer budgets tighten, spending priorities shift, or adoption of new consumer health services slows, the theme may underperform expectations.

Capitalization Risk. The Fund may invest in companies of any market capitalization. Small and mid capitalization companies can be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. Large capitalization companies may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Mag 7 2x Daily ETF

Investment Objective

The Mag 7 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Mag 7 ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Mag 7 2x Daily ETF ("Underlying ETF"). For purposes of the Fund's name, " Mag 7" refers to U.S.-listed equity securities of the seven mega-capitalization technology and technology-enabled companies commonly referred to as the "Magnificent Seven" (the "Magnificent Seven Companies"), as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of the Magnificent Seven Companies but may also obtain exposure to one or more Magnificent Seven Companies through economically similar instruments, such as depositary receipts and derivatives (including swap agreements and/or forward contracts), including to manage cash flows or facilitate portfolio transitions. For purposes of the Fund's 80% investment policy, the Fund will include derivatives positions that provide investment exposure to the Magnificent Seven Companies (generally based on the derivatives' notional amounts, as applicable).

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Mega Capitalization Growth and Valuation Sensitivity Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to mega capitalization companies whose share prices may reflect high expectations for future revenue growth, margin expansion, and sustained innovation leadership. If growth slows, operating costs increase, competitive dynamics change, or market sentiment shifts, these companies' valuations may decline sharply. Mega capitalization technology-oriented companies may also be particularly sensitive to changes in interest rates, inflation expectations, and overall risk appetite, which can lead to significant drawdowns even when underlying business fundamentals remain relatively strong. These valuation sensitivities may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Technology Platform, Ecosystem, and Competitive Disruption Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies that rely on large-scale technology platforms and ecosystems spanning hardware, software, cloud services, digital advertising, e-commerce, and subscription-based businesses. Changes to platform policies, shifts in consumer or enterprise behavior, increased competition from emerging technologies, loss of distribution advantages, or disruption from new AI-first or alternative products may reduce user engagement, monetization, or market share for issuers held by the Underlying ETF. Rapid innovation cycles may also require sustained investment that pressures margins and increases execution risk. These factors may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Regulatory, Antitrust, and Political Scrutiny Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to heightened regulatory and political scrutiny affecting Magnificent Seven companies in areas such as antitrust enforcement, digital advertising practices, app store policies, content moderation, consumer protection, labor practices, and cross-border data flows. Investigations, enforcement actions, fines, mandated changes to business practices, structural remedies, or limitations on acquisitions may reduce profitability or constrain growth for issuers held by the Underlying ETF. Differences in regulatory regimes across jurisdictions may further increase compliance costs and operational complexity. These regulatory and political risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Data Privacy, Cybersecurity, and Trust Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies that process large volumes of sensitive personal or enterprise data and operate mission-critical digital infrastructure. Cybersecurity incidents, data breaches, system outages, or failures in privacy controls may result in regulatory penalties, litigation, remediation expenses, reputational harm, and customer attrition for issuers held by the Underlying ETF. Increased spending on security, compliance, and risk management may also reduce margins. These risks may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

AI and Compute Cycle Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies with significant involvement in artificial intelligence adoption and related data center, semiconductor, and compute infrastructure investment cycles. Demand for GPUs, cloud capacity, and AI-enabled services may be cyclical and sensitive to enterprise budgets, model performance, competitive dynamics, and customer adoption rates. Overinvestment, supply constraints, export controls, changes in AI architectures, or increased availability of open-source alternatives may pressure revenue growth, margins, or capital efficiency for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF's daily performance and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Supply Chain, Manufacturing, and Hardware Execution Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies that depend on complex global supply chains for semiconductors, components, and contract manufacturing. Disruptions caused by capacity constraints, quality issues, geopolitical events, trade policy changes, or reliance on a limited number of critical suppliers or manufacturing partners may delay product launches, increase costs, or reduce product availability for issuers held by the Underlying ETF. Such execution challenges may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed primarily to mega capitalization companies. Such companies may be less able to sustain high growth rates over time and may be more exposed to broad industry, regulatory, or macroeconomic headwinds due to their size and market influence. Their significant representation in market indices, passive investment products, and derivative markets may also contribute to crowded positioning and increased volatility during periods of market stress, which can cause sharp price movements or relative underperformance. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Natural Gas Power & Turbines 2x Daily ETF

Investment Objective

The Natural Gas Power & Turbines 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Natural Gas Power & Turbines ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Natural Gas Power & Turbines ETF ("Underlying ETF"). For purposes of the Fund's name, " Natural Gas Power & Turbines" refers to equity exposure to companies significantly involved in the development, manufacturing, deployment, and servicing of natural gas based power generation and enabling infrastructure used to provide reliable electricity, grid stability, and flexible generation.], as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, gas fired power generation equipment and services, including gas turbines and combined cycle systems, generators and plant controls, rotating equipment and compressors, turbine maintenance and overhaul, plant engineering and services, emissions control and efficiency upgrades, power plant components and auxiliaries, and midstream and industrial equipment that supports the delivery, compression, processing, and reliability of natural gas used in power generation, together with monitoring and digital solutions that improve plant performance, availability, and dispatch flexibility.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Utility Spending, Project Timing, and Backlog Risk. Through its exposure to the Natural Gas Power & Turbines ETF and related reference assets, the Fund is indirectly exposed to companies whose revenues and earnings depend on capital spending decisions by utilities and independent power producers, including expectations for electricity demand, permitting and interconnection timelines, and the scheduling of large, complex power generation projects. Delays, cancellations, financing constraints, or changes in procurement plans may reduce order intake, delay backlog conversion, or adversely affect revenues and profitability for equipment manufacturers and service providers held by the Underlying ETF, which could negatively affect the Underlying ETF's performance. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts from these factors may be magnified in the Fund's NAV, particularly over periods of daily reset and compounding.

Data Center and Power-Intensive Computing Load Growth Risk.Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to issuers whose business prospects may be influenced by expectations for electricity load growth from data centers and other power-intensive computing infrastructure, including AI-related workloads. Such expectations may prove inaccurate due to permitting constraints, interconnection delays, local opposition, changes in technology that reduce energy intensity, higher power prices, cooling or water availability issues, financing conditions, or shifts in the geographic location of data center development. If projected load growth does not materialize as anticipated, demand for new gas-fired generation capacity, upgrades, and related equipment and services may be lower than expected, which could adversely affect the performance of the Underlying ETF. Because the Fund seeks leveraged daily exposure, any negative effects on the Underlying ETF's performance may be amplified in the Fund's NAV due to the Fund's daily reset and compounding.

Natural Gas Price and Fuel Supply Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly affected by fluctuations in natural gas prices and fuel availability, which influence the economics of gas-fired power generation. Natural gas prices can be volatile due to weather patterns, storage levels, infrastructure constraints, and global supply and demand dynamics. Higher, unstable, or unpredictable fuel costs may reduce plant dispatch, delay new power generation projects, or pressure margins for plant operators and equipment suppliers held by the Underlying ETF, which may negatively impact the Underlying ETF's performance. Because the Fund seeks to provide two times the daily performance of the Underlying ETF, such adverse effects may be magnified in the Fund's NAV as a result of leverage and daily compounding.

Decarbonization Policy and Energy Transition Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is subject to risks associated with changes in climate-related policies, emissions regulations, carbon pricing mechanisms, and energy transition initiatives that may affect the long-term role of natural gas-fired power generation. Accelerated adoption of alternative generation technologies, more restrictive environmental policies, or shifts in investor or customer preferences may reduce investment in gas-fired power plants and related equipment and services, potentially adversely affecting issuers held by the Underlying ETF. Because the Fund seeks leveraged daily exposure to the Underlying ETF, any resulting decline in the Underlying ETF's performance may have a greater adverse impact on the Fund's NAV due to leverage and the effects of daily reset.

Regulatory, Permitting, and Environmental Compliance Risk. The Fund's exposure to the Underlying ETF and other reference assets subjects it to regulatory and permitting risks affecting natural gas-fired power generation, including air emissions standards, greenhouse gas requirements, monitoring and reporting obligations, and siting and environmental review processes. Changes in regulations, permitting delays, litigation, or the need for additional controls or retrofits may increase costs, delay projects, reduce utilization, or limit the development and operation of gas-fired generation assets held by issuers in the Underlying ETF, which could negatively affect the Underlying ETF's performance. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, these adverse impacts may be magnified in the Fund's NAV.

Equipment Reliability, Warranty, and Service Execution Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks associated with the design, manufacture, operation, and servicing of gas turbines and related power generation equipment. Such assets are complex and subject to performance requirements, and failures, forced outages, or service execution issues may result in warranty claims, penalties, cost overruns, scheduling delays, or reputational harm for issuers held by the Underlying ETF. These factors could adversely affect the financial performance of such issuers and, in turn, the performance of the Underlying ETF. Because the Fund seeks leveraged daily exposure, any resulting declines in the Underlying ETF's value may be magnified in the Fund's NAV due to leverage and daily compounding.

Supply Chain and Long Lead-Time Manufacturing Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is subject to risks arising from supply chain constraints and long manufacturing lead times associated with gas turbines and related power generation equipment. Specialized components, skilled labor requirements, and complex logistics may be affected by capacity constraints, quality issues, shortages of critical parts, supplier disruptions, or transportation delays. These factors may extend delivery schedules, increase costs, or impair the ability of manufacturers and service providers held by the Underlying ETF to meet contractual obligations, which could negatively impact the Underlying ETF's performance. Because the Fund seeks two times the daily performance of the Underlying ETF, such adverse effects may be magnified in the Fund's NAV.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of varying market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater dependence on specific customers, projects, or suppliers. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad industry or regulatory headwinds due to their scale, which could cause them to underperform in certain market conditions. These capitalization-related factors may adversely affect the performance of the Underlying ETF and, because the Fund seeks leveraged daily exposure, may result in amplified volatility and losses in the Fund's NAV due to leverage and daily reset.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - NYC Based 2x Daily ETF

Investment Objective

The NYC Based 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NYC Based ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of NYC Based ETF ("Underlying ETF"). For purposes of the Fund's name, "NYC Based" refers to equity exposure to companies significantly involved in the business activities of companies that are headquartered in, or maintain substantial operations in, the New York City metropolitan economy, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, activities conducted in the New York City metropolitan area, including companies headquartered in the region and companies with significant regional employee bases, operational hubs, or business lines. Such activities may include financial services, payments and exchanges, insurance and asset management, media and information services, enterprise technology, consumer brands and retail operations, real estate and infrastructure related services, and professional service platforms that support commerce, investing, and global business activity centered in the NYC area. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Regional Concentration and Local Economic Risk. Through its exposure to the NYC Based ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues, operating results, and valuations may be sensitive to economic and demographic conditions in the New York City metropolitan area. Such companies may be affected by changes in regional employment levels, office utilization and return-to-office trends, commuter patterns, tourism activity, and the health of local industries. Shifts in business activity or local demand may adversely affect issuers held by the Underlying ETF and, in turn, the Underlying ETF's daily performance. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts from regional economic conditions may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Financial Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to the New York City metropolitan area's significant concentration in financial services and capital markets-related activities. Companies in the financial sector and companies that provide services to the finance and investing ecosystem may be sensitive to changes in interest rates, credit availability, loan performance, market liquidity, asset valuations, and regulatory developments. Periods of market volatility, reduced capital markets issuance or deal activity, widening credit spreads, or declines in asset values may disproportionately affect such issuers held by the Underlying ETF, which could negatively affect the Underlying ETF's daily investment results. Because the Fund seeks leveraged daily exposure, these adverse effects may be amplified in the Fund's NAV as a result of leverage and daily compounding.

Regulatory and Tax Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is subject to risks arising from changes in city and state tax policies, labor requirements, and industry-specific regulations affecting companies with meaningful operations in the New York City metropolitan area. Increases in taxes, changes in labor rules, or new regulatory requirements may raise operating costs, reduce profitability, or influence corporate decisions regarding staffing levels or business location for issuers held by the Underlying ETF. Such developments may adversely affect the performance of the Underlying ETF and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Geographic Classification Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund depends on the Adviser's ability to classify companies based on whether they are headquartered in, or have substantial operations in, the New York City metropolitan area. Publicly available information regarding a company's headquarters location, employee base, or operating footprint may be incomplete, outdated, or difficult to interpret consistently across issuers. Companies may relocate headquarters, modify office footprints, change remote-work policies, or shift the location of key personnel or facilities over time, which may require the Adviser to reclassify issuers or adjust the Underlying ETF's holdings. These factors may affect the Underlying ETF's ability to maintain exposure consistent with its investment theme and may increase portfolio turnover, which could negatively affect the Underlying ETF's daily performance and, due to the Fund's leveraged daily exposure, may be magnified in the Fund's NAV.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of varying market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to specific customers, projects, or suppliers. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad economic or industry-wide headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's performance and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Ports, Rail & Freight 2x Daily ETF

Investment Objective

The Ports, Rail & Freight 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Ports, Rail & Freight ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Ports, Rail & Freight ETF ("Underlying ETF"). For purposes of the Fund's name, "Ports, Rail & Freight" refers to equity exposure to companies significantly involved in the ownership, operation, and enablement of freight transportation and logistics infrastructure used to move goods across domestic and international supply chains, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, freight transportation and logistics infrastructure, including port operators and terminal services, rail and intermodal operators, ocean shipping and container transportation services (including container liner operators), air cargo and air freight services (including express and integrated logistics providers),freight rail equipment and services, trucking and logistics providers, freight forwarding and brokerage platforms, cargo handling and automation equipment, container and chassis leasing, rail and port technology systems, and related services that support cargo movement, capacity utilization, scheduling, and network optimization across ocean, rail, road, and intermodal supply chains.The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Trade and Economic Cyclicality Risk. Through its exposure to the Ports, Rail & Freight ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues and operating results depend on freight volumes that are sensitive to industrial production, consumer demand, inventory cycles, and global trade conditions. Economic slowdowns, reduced imports or exports, shifts in sourcing patterns, or changes in supply chain dynamics may reduce freight volumes or pricing, which could pressure margins for carriers, port operators, railroads, and related infrastructure companies held by the Underlying ETF and adversely affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, negative impacts from economic or trade-related cyclicality may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Fuel and Energy Price Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to freight transportation and logistics companies whose operating costs and demand levels may be sensitive to changes in fuel and energy prices, including diesel, jet fuel, bunker fuel, natural gas, and electricity. Rapid or sustained increases in energy costs may compress margins, particularly where fuel surcharges lag cost changes or cannot be fully passed through to customers, and may reduce demand for transportation services among issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Trade Policy, Tariffs, and Geopolitical Disruption Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly affected by changes in trade policy, tariffs, sanctions, export controls, and geopolitical events that can influence freight volumes, routes, and pricing. Such developments may reduce cross-border trade flows, disrupt shipping lanes and port activity, alter sourcing patterns, or increase compliance and operating costs for freight and logistics companies held by the Underlying ETF, which could negatively affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse effects from trade policy or geopolitical disruptions may be magnified in the Fund's NAV as a result of leverage and daily reset.

Ocean Freight and Air Cargo Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies operating in ocean shipping and air cargo markets, which may experience significant volatility in freight rates, capacity availability, and demand. Rates and volumes may be affected by supply chain disruptions, port congestion, changes in vessel or aircraft capacity, route adjustments, fuel costs, or disruptions to major trade lanes or air corridors. Many ocean and air cargo operators have high fixed costs and operating leverage, which can amplify the impact of volume declines or pricing pressure on profitability for issuers held by the Underlying ETF, potentially adversely affecting the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, such adverse impacts may be magnified in the Fund's NAV due to leverage and daily compounding.

Labor, Capacity, and Disruption Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to risks affecting ports, rail networks, trucking operations, and related logistics infrastructure, including labor negotiations, strikes, staffing shortages, congestion, and other operational disruptions. Such events may reduce throughput, increase operating costs, delay shipments, or lead to service failures that harm profitability and customer relationships for companies held by the Underlying ETF. These disruptions may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Regulatory, Safety, and Environmental Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to freight infrastructure companies that are subject to safety regulations, emissions standards, environmental permitting requirements, and related enforcement actions. New or more stringent regulations, changes in enforcement practices, or compliance obligations may increase costs, require significant capital investments, constrain operations, or limit expansion for issuers held by the Underlying ETF, which could adversely affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, these adverse regulatory or compliance-related effects may be magnified in the Fund's NAV due to leverage and daily compounding.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of various market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower business lines, or greater sensitivity to specific customers, contracts, or suppliers. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad industry headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Quantum Computing 2x Daily ETF

Investment Objective

The Quantum Computing 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Quantum Computing ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Quantum Computing ETF ("Underlying ETF"). For purposes of the Fund's name, "Quantum Computing" refers to equity exposure to companies significantly involved in the research, development, manufacturing, and commercialization of quantum computing and quantum enabled technologies, along with security solutions designed to protect data and communications against future quantum capabilities, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, quantum computing and enabling infrastructure, including quantum processors and hardware components, cryogenic, photonic, and control systems, quantum software stacks and algorithm development, quantum cloud access and services, quantum networking and sensing, and security technologies focused on quantum readiness, including post quantum cryptography, secure key management, encryption modernization, secure communications hardware and software, and services that support migration, compliance, and resilience as quantum related risks and standards evolve. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Commercialization Timeline and Technical Uncertainty Risk. Through its exposure to the Quantum Computing ETF and other reference assets, the Fund is indirectly exposed to companies engaged in the development of quantum computing technologies that may face long and uncertain commercialization timelines, unresolved technical challenges, and difficulty achieving practical or scalable performance advantages. Such companies may incur substantial research and development expenses over extended periods without generating commercially viable products or meaningful revenues, which can contribute to heightened volatility or underperformance of issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

High Research Spending and Capital Needs Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to quantum computing-focused companies that often require sustained and significant investment in research, specialized hardware, facilities, and highly skilled personnel. If funding conditions deteriorate or capital markets become less accessible, such companies may be required to raise capital on unfavorable terms, reduce or reprioritize development efforts, or delay commercialization plans, which could adversely affect their valuations and the performance of the Underlying ETF. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, negative effects related to capital constraints or increased financing risk may be magnified in the Fund's NAV due to leverage and daily compounding.

Standards, Migration, and Adoption Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to risks related to the adoption of quantum and post-quantum technologies, including dependence on evolving technical standards, customer migration timelines, budget constraints, and overall technology readiness. Enterprises and government entities may delay upgrades, defer spending, adopt alternative technologies, or select competing or incompatible standards, which could reduce demand for certain products or services offered by companies held by the Underlying ETF. Such developments may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Rapid Technological Change and Competition Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies operating in industries characterized by rapid technological change, evolving architectures, and intense competition. Products or services developed by companies held by the Underlying ETF may become obsolete, fail to meet expected performance benchmarks, or be displaced by competing quantum approaches, alternative computing paradigms, new security solutions, or emerging standards. Competitive pressures, interoperability requirements, and the pace of innovation may reduce margins, limit market share, or require continued high levels of investment, which could negatively affect the performance of the Underlying ETF. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, these adverse competitive or technological effects may be magnified in the Fund's NAV due to leverage and daily compounding.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to individual development programs, customers, or funding sources. Large-capitalization companies may experience slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Robots & Humanoids 2x Daily ETF

Investment Objective

The Robots & Humanoids 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Robots & Humanoids ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Robots & Humanoids ETF ("Underlying ETF"). For purposes of the Fund's name, "Robots & Humanoids" refers to equity exposure to companies significantly involved in the development, manufacturing, deployment, and operation of robotics and embodied AI systems that automate physical tasks across industrial, logistics, healthcare, consumer, agriculture, and service environments, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, robotics and embodied AI technologies, including robot manufacturers, component and subsystem suppliers such as sensors, vision systems, motors, gearboxes, and controllers, embedded computing and autonomy hardware, robotics software platforms including perception, planning, and control, simulation and digital workflow tools, system integration and automation services, and end market operators with material robotics driven revenue streams or business lines, across industrial automation, warehouses and logistics, healthcare automation, agriculture automation, service robots, drones, and other autonomous systems that perform or augment physical work. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Adoption, Integration, and Return on Investment Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies that develop, manufacture, or deploy robotic and humanoid systems whose adoption may depend on complex customer integration efforts, process redesign, and significant upfront capital investment. Customers may delay or reduce purchases if implementation challenges arise, expected productivity or cost savings are not realized, or economic conditions constrain capital spending, which could reduce demand for robotics products and services offered by issuers held by the Underlying ETF. Such factors may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Safety, Reliability, and Liability Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks associated with the operation of robots and autonomous or semi-autonomous systems, which may cause injury, property damage, or operational disruption if they malfunction or behave unpredictably. Accidents, product defects, recalls, regulatory investigations, or enforcement actions may increase costs, reduce customer confidence or adoption, and result in litigation or reputational harm for companies held by the Underlying ETF. These events may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Component Supply and Manufacturing Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies whose robotics systems rely on specialized components, advanced sensors, semiconductors, actuators, and manufacturing capacity. Supply constraints, quality issues, production bottlenecks, or increases in the cost of key inputs may delay deliveries, reduce margins, or limit the ability of issuers held by the Underlying ETF to scale production and meet customer demand. Such supply chain and manufacturing challenges may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Regulatory and Government Policy Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks arising from evolving laws, regulations, and government policies affecting robotics, autonomous systems, drones, and artificial intelligence technologies. These may include safety and certification standards, labor and workplace rules, data protection requirements, government procurement policies, and restrictions on the development, use, or export of advanced technologies. Regulatory changes, increased enforcement, or government actions may raise compliance costs, limit addressable markets, delay deployments, or reduce demand for certain products or services offered by companies held by the Underlying ETF, which could adversely affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, these adverse regulatory or policy-related effects may be magnified in the Fund's NAV due to leverage and the effects of daily compounding.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower product offerings, or greater sensitivity to individual contracts, customers, or suppliers. Large-capitalization companies may face slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Shipping & Global Logistics 2x Daily ETF

Investment Objective

The Shipping & Global Logistic 2x Dailys ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Shipping & Global Logistics ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Shipping & Global Logistics ETF ("Underlying ETF"). For purposes of the Fund's name, "Shipping & Global Logistics" refers to equity exposure to companies significantly involved in the ownership, operation, and enablement of global shipping and logistics networks that transport goods across oceans, ports, and multimodal routes, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, global shipping and logistics, including ocean freight carriers, container shipping services, tanker and bulk shipping exposure, container leasing and logistics equipment, shipbuilding and marine equipment, port and terminal operations with material linkage to ocean freight flows, freight forwarders and global logistics platforms, customs and trade compliance services, and software and data solutions that support scheduling, routing, tracking, capacity management, and supply chain visibility across international shipping lanes and connected logistics networks. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Freight Rate and Capacity Volatility Risk. Through its exposure to the Shipping & Global Logistics ETF and other reference assets, the Fund is indirectly exposed to ocean shipping carriers and related logistics service providers whose revenues and profitability may be affected by volatility in freight rates and vessel capacity. Ocean freight pricing can fluctuate significantly due to changes in global demand, capacity additions or removals, fleet utilization levels, and operational or supply chain disruptions. Sudden or sustained declines in freight rates may materially reduce earnings for companies held by the Underlying ETF, which could adversely affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse effects from freight rate or capacity volatility may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Global Trade and Demand Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies whose demand for shipping and logistics services is closely tied to international trade flows and overall economic activity. Changes in global economic growth, consumer spending, inventory cycles, manufacturing activity, trade disputes, tariffs, sanctions, reshoring initiatives, or broader supply chain reconfiguration may reduce shipping volumes and logistics demand, adversely affecting the revenues and profitability of issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Maritime Casualty and Environmental Liability Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to risks inherent in shipping and marine operations, including collisions, groundings, fires, mechanical failures, cargo loss, and environmental incidents such as spills. Such events may result in significant repair and remediation costs, environmental liabilities, business interruptions, increased insurance premiums, regulatory penalties, and reputational harm for companies held by the Underlying ETF. These outcomes may adversely affect the Underlying ETF's daily performance and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Geopolitical and Route Disruption Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to geopolitical events and operational disruptions that may affect global shipping routes and schedules. Conflicts, sanctions, piracy, canal restrictions, port congestion, or other disruptions may require vessels to be re-routed, which can increase fuel consumption and operating costs, reduce effective capacity, and raise insurance or security expenses for shipping companies held by the Underlying ETF. These disruptions may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in amplified impacts on the Fund's NAV due to leverage and daily compounding.

Environmental Regulation and Fleet Compliance Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to shipping companies subject to evolving environmental regulations, including emissions standards and requirements related to fuel usage, vessel efficiency, and fleet upgrades. Compliance with new or more stringent regulations may require significant capital investment, increase operating costs, or create uncertainty regarding future fuel technologies, which may result in stranded asset risk for vessels or equipment held by issuers in the Underlying ETF. These regulatory and compliance challenges may adversely affect the Underlying ETF's daily performance and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of varying market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower service offerings, or greater sensitivity to individual customers, contracts, or market conditions. Large-capitalization companies may experience slower growth or may be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Sports Betting & Gambling 2x Daily ETF

Investment Objective

The Sports Betting & Gambling 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sports Betting & Gambling ETF(the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Sports Betting & Gambling ETF ("Underlying ETF"). For purposes of the Fund's name, "Sports Betting & Gambling" refers to equity exposure to companies significantly involved in the operation and enablement of sports betting and broader gambling markets across online and retail channels, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, sports betting, casino gaming, iGaming, interactive wagering, or related enabling infrastructure and services. This includes online and retail sportsbook operators, casinos and gaming platforms with material wagering or gaming exposure, betting and gaming technology providers, data and odds suppliers, risk management, integrity and responsible gaming services, affiliate and media partners that generate wagering and gaming traffic, and payments, identity verification, geolocation, and compliance tools used in regulated gambling, as well as software and services that support customer acquisition, engagement, settlement, and responsible gaming. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Regulatory and Legalization Risk. Through its exposure to the Sports Betting & Gambling ETF and other reference assets, the Fund is indirectly exposed to companies whose operations depend on jurisdiction-specific laws and regulations governing sports betting, casino gaming, and related activities. Regulatory frameworks may change with respect to licensing requirements, tax rates and fees, advertising and promotional practices, consumer protection and responsible gaming obligations, data and integrity standards, and the types of wagering or gaming products that are permitted. Slower legalization or expansion of sports betting, iGaming, or other regulated gambling formats, more restrictive regulation, heightened enforcement, or increased tax burdens may reduce growth opportunities, raise compliance costs, and pressure the revenues and profitability of issuers held by the Underlying ETF, which could adversely affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, these adverse regulatory impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Customer Acquisition Cost and Competitive Pressure Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to a highly competitive sports betting and gambling industry in which companies often rely on marketing, promotions, and incentives to acquire and retain customers. Increased promotional intensity, rising customer acquisition costs, or aggressive pricing strategies may compress margins and reduce profitability for issuers held by the Underlying ETF, particularly for smaller or less well-capitalized operators that may be unable to compete effectively with larger rivals. These competitive pressures may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Technology, Cybersecurity, and Service Disruption Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies that rely heavily on online platforms, software systems, third-party data feeds, and payment and verification technologies to accept wagers, manage risk, process transactions, and comply with regulatory requirements. Cybersecurity incidents, fraud, outages, software defects, or disruptions affecting data integrity, geolocation, identity verification, or payment processing may impair operations, lead to regulatory scrutiny or liability, increase costs, and reduce user engagement for companies held by the Underlying ETF. Such events may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Responsible Gaming, Litigation, and Reputation Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks related to responsible gaming practices, advertising standards, and the integrity of betting and gaming activities. Heightened public, regulatory, or political scrutiny, adverse events, or perceived failures in consumer protection may lead to stricter regulations, fines, litigation, or reputational damage for companies held by the Underlying ETF. These developments may reduce consumer participation, increase compliance and legal costs, and negatively affect revenues and profitability, which could adversely affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, such adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily compounding.

Consumer Discretionary Spending and Economic Sensitivity Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies whose demand for sports betting, casino gaming, and related entertainment may be sensitive to economic conditions, interest rates, inflation, and levels of consumer discretionary spending. During periods of economic slowdown, reduced consumer confidence, or higher household expenses, wagering and gaming activity may decline, which could adversely affect the revenues and profitability of issuers held by the Underlying ETF. These economic sensitivities may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily reset.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of various market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower product offerings, or greater sensitivity to individual regulatory regimes, customers, or promotional strategies. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad industry or regulatory headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Travel & Leisure 2x Daily ETF

Investment Objective

The Travel & Leisure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Travel & Leisure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Travel & Leisure ETF ("Underlying ETF"). For purposes of the Fund's name, "Travel & Leisure" refers to equity exposure to companies significantly involved in the products, services, and platforms that enable consumer travel and leisure spending across leisure and business travel categories, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, travel and leisure driven consumer spending, including airlines and air services, hotels and lodging operators, vacation rental platforms, cruise lines and tour operators, online travel agencies and metasearch, loyalty programs and travel payments infrastructure, ground transportation and mobility platforms, and enabling software, distribution, and service providers that support booking, revenue management, operations, and customer engagement across global travel and leisure markets. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Travel Demand Cyclicality Risk. Through its exposure to the Travel & Leisure ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues and earnings depend on levels of consumer and corporate travel spending. Travel and leisure demand may decline sharply during economic downturns, periods of reduced consumer confidence, higher interest rates, or reductions in corporate travel budgets. Many airlines, hotels, cruise operators, and other travel-related companies held by the Underlying ETF operate with high fixed cost structures, which can amplify earnings volatility when demand weakens, adversely affecting the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts from cyclical declines in travel demand may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Public Health and Safety Event Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to risks arising from public health and safety events, including pandemics, disease outbreaks, geopolitical instability, terrorism, extreme weather, and other events that may deter travel or disrupt travel operations. Such events may reduce travel demand, lead to capacity limitations, increase operating and insurance costs, or result in rapid changes to travel advisories, border controls, or entry requirements, which can impair planning and revenue for companies held by the Underlying ETF. These disruptions may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and daily compounding.

Fuel, Labor, and Operating Cost Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to travel and leisure companies that are sensitive to changes in fuel prices, labor availability and costs, and broader operating expenses. Increases in fuel, wages, or supply costs may reduce profitability for issuers held by the Underlying ETF, particularly in competitive environments or during periods of softer demand when pricing power is limited. These cost pressures may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily reset.

Cruise and Tour Operator Industry Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to cruise lines and tour operators that may be particularly sensitive to public health and safety concerns, extreme weather, fuel costs, itinerary disruptions, port access restrictions, environmental regulations, and reputational events. These companies often have high fixed costs, significant capital expenditure requirements, and substantial leverage, which can amplify earnings volatility and negatively affect the value of their securities held by the Underlying ETF. Such factors may adversely affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and daily compounding.

Seasonality and Discretionary Spending Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to travel and leisure companies that experience seasonal demand patterns and rely heavily on discretionary consumer spending. Changes in holiday schedules, weather conditions, travel preferences, or broader economic conditions may result in uneven revenue and cash flow, particularly during off-peak periods, which could pressure margins for issuers held by the Underlying ETF. These seasonal and discretionary spending risks may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower service offerings, or greater sensitivity to individual customers, routes, or destinations. Large-capitalization companies may face slower growth or may be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Venezuelan Liberation 2x Daily ETF

Investment Objective

The Venezuelan Liberation 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Venezuelan Liberation ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Venezuelan Liberation ETF ("Underlying ETF"). For purposes of the Fund's name, "Venezuelan Liberation" refers to equity exposure to companies companies significantly involved in the companies and assets positioned to benefit from potential economic normalization, reconstruction, and renewed commercial activity involving Venezuela and Venezuelan linked industries, subject to applicable laws and restrictions, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, Venezuela linked commercial activity or regional markets with material Venezuela exposure, including companies engaged in energy production, refining, pipelines, oilfield services, power and utilities, infrastructure and construction, ports and logistics, telecommunications and connectivity, banking and payments, consumer goods distribution, and Latin America focused enterprises that generate meaningful revenue from Venezuelan customers, Venezuelan projects, or trade routes that materially depend on Venezuelan economic activity and potential reconstruction dynamics. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Venezuela Political and Policy Outcome Risk. Through its exposure to the Venezuelan Liberation ETF and other reference assets, the Fund is indirectly exposed to companies and securities whose prospects may depend on uncertain political developments in Venezuela, including changes in governance, sanctions policy, diplomatic relations, and broader policy outcomes. Adverse political developments, delays in normalization, or shifts in international or domestic policy priorities may limit market access, constrain investment activity, or reduce expected commercial opportunities for issuers held by the Underlying ETF, which could negatively affect the Underlying ETF's daily investment results. Because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, adverse impacts from political or policy developments may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Sanctions, Compliance, and Restricted Market Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies with actual or perceived Venezuela-related activities that may be subject to complex and evolving sanctions regimes, export controls, anti-money laundering requirements, and transaction restrictions. New or expanded sanctions, heightened enforcement, changes in licensing policies, or differing interpretations of compliance obligations may limit an issuer's ability to transact, obtain financing, insure shipments or projects, or receive payments, and may increase legal and compliance costs. Sanctions-related restrictions or market frictions may also impair the trading, clearance, settlement, custody, or valuation of certain securities held by the Underlying ETF, or require the Underlying ETF to refrain from making, or to dispose of, investments at times that may be disadvantageous, which could adversely affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, these adverse effects may be magnified in the Fund's NAV due to leverage and daily compounding.

Currency, Capital Controls, and Payment Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to risks associated with currency volatility, inflation, capital controls, and payment frictions related to Venezuela-linked economic activity. Companies held by the Underlying ETF may experience difficulty repatriating earnings, collecting receivables, accessing hard currency, or effectively hedging foreign exchange exposure, which can pressure cash flows and financial performance. These factors may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Energy and Commodity Price Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies involved in energy production, refining, transportation, or oilfield services whose revenues and profitability may be sensitive to changes in commodity prices, production levels, demand conditions, and geopolitical developments. Declines in energy prices, reduced investment in energy infrastructure, operational disruptions, or changes in environmental or regulatory requirements may adversely affect revenues, cash flows, and valuations for issuers held by the Underlying ETF. Energy-related companies may also face significant environmental liabilities and high capital spending requirements, which can increase earnings volatility and negatively affect the Underlying ETF's daily performance. Because the Fund seeks leveraged daily exposure, such adverse impacts may be magnified in the Fund's NAV due to leverage and daily compounding.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies of varying market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower business lines, or greater sensitivity to specific projects, counterparties, or regulatory outcomes. Large-capitalization companies may be less able to sustain high growth rates or may be more exposed to broad industry, geopolitical, or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - U.S. War Machine 2x Daily ETF

Investment Objective

The U.S. War Machine 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the U.S. War Machine ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of U.S. War Machine ETF ("Underlying ETF"). For purposes of the Fund's name, "U.S. War Machine" refers to equity exposure to companies significantly involved in the development, manufacturing, provision, and operation of products, services, and infrastructure that may benefit from periods of heightened geopolitical conflict, increased defense and national security spending, and energy supply disruption driven demand for oil and gas and related services, including select private investments accessed through special purpose vehicles as permitted by the Fund, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, defense, national security, and conflict driven energy supply themes, including defense and aerospace manufacturers, weapons and munitions supply chains, electronics, sensors, avionics, secure networking, intelligence and mission software, military training and simulation, sustainment, maintenance and logistics services, and energy and commodity oriented businesses such as oil and gas exploration and production, refining, pipelines and storage, liquefied natural gas infrastructure, oilfield services and equipment, and related industrial and materials suppliers whose revenues may be influenced by defense procurement levels, security priorities, supply disruptions, and oil and gas price regimes. The Fund may also invest in interests in special purpose vehicles that provide exposure to private companies and private investments aligned with these areas, subject to the Fund's liquidity and investment limits. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Conflict and Spending Cycle Risk. Through its exposure to the U.S. War Machine ETF and other reference assets, the Fund is indirectly exposed to companies whose revenues and valuations may be influenced by geopolitical conditions and the level, timing, and composition of U.S. and allied defense and security spending. Increased conflict, military activity, or heightened geopolitical tensions may increase demand for certain defense, security, or energy-related goods and services, while de-escalation, ceasefires, changes in threat assessments, or shifts in procurement priorities may reduce demand, backlog visibility, or expected growth for issuers held by the Underlying ETF. These dynamics may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, such adverse impacts may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Government Contract and Program Concentration Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to defense- and security-oriented companies that may rely on a limited number of government customers, contract awards, and large, multi-year programs. Budget negotiations, appropriations delays, procurement timing changes, program restructurings or cancellations, contract disputes, performance shortfalls, or changes in payment schedules may create revenue volatility, margin pressure, or working capital strain for issuers held by the Underlying ETF. These factors may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Export Controls, Sanctions, and Defense Industry Regulation Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to companies subject to extensive regulation and oversight, including export controls, licensing regimes, sanctions, and restrictions on sales to certain countries, entities, or end users. Changes in laws, regulations, international agreements, or enforcement priorities may limit an issuer's ability to sell products or services, delay deliveries, increase compliance costs, or result in penalties or reputational harm. Such regulatory developments may adversely affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Cybersecurity and Information Security Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies involved in secure communications, intelligence, surveillance, sensing, mission-critical software, cybersecurity, and other defense- and security-related technologies that may face heightened cybersecurity and information security risks. Cyber incidents, data breaches, supply chain compromises, system failures, or unauthorized access may disrupt operations, lead to liability, result in the loss or suspension of contracts, increase remediation and compliance costs, or cause reputational damage for issuers held by the Underlying ETF. These events may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may result in amplified declines in the Fund's NAV due to leverage and daily compounding.

Oil and Gas Price and Margin Volatility Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to oil and gas companies whose financial performance may be sensitive to changes in commodity prices, supply disruptions, production decisions, refining and transportation margins, inventory levels, and geopolitical developments. Periods of declining energy prices, narrowing margins, or reduced investment activity may adversely affect cash flows and profitability for issuers held by the Underlying ETF, while operational, regulatory, or environmental incidents may increase costs and liabilities. These factors may negatively affect the Underlying ETF's daily performance and, because the Fund seeks leveraged daily exposure, may be magnified in the Fund's NAV due to leverage and daily reset and compounding.

Energy Transition and Environmental Regulation Risk. The Fund, through its exposure to the Underlying ETF and other reference assets, is indirectly exposed to oil and gas companies that may be affected by environmental and climate-related regulation, emissions limits, permitting requirements, litigation, and shifts in consumer, governmental, or investor preferences. These factors may increase compliance costs, restrict operations, reduce demand for fossil fuels, or result in stranded assets for issuers held by the Underlying ETF. Such developments may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have fewer financial resources, narrower product offerings, or greater sensitivity to individual contracts, programs, or customers. Large-capitalization companies may experience slower growth or be more exposed to broad industry, regulatory, or geopolitical headwinds due to their scale, which can cause them to underperform in certain market conditions. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

SPV and SPAC Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund may be indirectly exposed to special purpose acquisition companies and special purpose vehicles, which may be less transparent, more thinly traded, and more volatile than operating companies. These structures may involve conflicts of interest, additional fees, dilution from sponsor incentives or warrants, pressure to complete acquisitions within specified timeframes, valuation uncertainty, and limitations on liquidity or transfers, any of which may increase losses or make it difficult for the Underlying ETF to exit positions at favorable prices. Such risks may negatively affect the Underlying ETF's daily investment results and, because the Fund seeks daily investment results equal to twice the daily performance of the Underlying ETF, may be magnified in the Fund's NAV due to leverage and daily compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Buy Now Pay Later 2x Daily ETF

Investment Objective

The Buy Now Pay Later 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Buy Now Pay Later ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Buy Now Pay Later ETF ("Underlying ETF"). For purposes of the Fund's name, "Buy Now Pay Later " refers to equity exposure to companies significantly involved in the platforms and enabling infrastructure that support installment payments, point of sale financing, and alternative consumer credit solutions offered at checkout and through digital wallets, including select private investments accessed through special purpose vehicles, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, installment payment and point of sale financing, including buy now, pay later ("BNPL") and installment lenders, merchant checkout and enablement platforms, credit decisioning and underwriting analytics, identity verification and fraud prevention tools, payments processors and networks with material exposure to installment volumes, e commerce and retail platforms with meaningful buy now, pay later ("BNPL") attached rates, and servicing, collections, and funding partners that support the origination, settlement, and lifecycle management of installment based consumer credit. The Fund may also invest in interests in special purpose vehicles that provide exposure to private companies aligned with these areas, subject to the Fund's liquidity and investment limits.

The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Credit Loss and Underwriting Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that buy now, pay later ("BNPL") and installment credit models are subject to consumer default risk, fraud, and underwriting errors. To the extent the Underlying ETF invests in buy now, pay later ("BNPL") providers, point-of-sale financing platforms, or related service companies, higher delinquencies, charge-offs, or fraud losses may increase loss provisions, reduce profitability, and pressure capital and liquidity metrics. Deterioration in credit performance may also lead issuers to tighten underwriting standards, reduce approved volume, or curtail certain products or merchant categories, which can slow growth and reduce revenues for companies held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Competition and Margin Pressure Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to competitive dynamics in the buy now, pay later ("BNPL") and point-of-sale financing industry. To the extent the Underlying ETF invests in issuers in this ecosystem, pricing pressure, promotional subsidies, and shifts in merchant economics may reduce take rates and compress margins. Increased competition from banks, card networks, fintechs, and large technology platforms may raise customer and merchant acquisition costs, increase incentives paid to merchants or users, and accelerate product displacement, which can adversely affect the revenues and profitability of issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Funding, Interest Rate, and Liquidity Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that many buy now, pay later ("BNPL") models depend on external funding. To the extent the Underlying ETF invests in issuers that rely on capital markets, bank partnerships, warehouse facilities, or securitizations to fund receivables, rising interest rates, widening credit spreads, rating or collateral constraints, or reduced market liquidity may increase funding costs and reduce the availability of financing. Higher funding costs or reduced access to funding can compress unit economics, limit originations, and increase refinancing risk for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Bank Partnership and Counterparty Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from reliance on third-party partners. To the extent the Underlying ETF invests in buy now, pay later ("BNPL") and point-of-sale financing companies that depend on bank partners, payment processors, payment networks, program managers, or other counterparties to originate, fund, process, or settle transactions, termination, non-renewal, or adverse changes in the terms of these relationships may disrupt operations, increase costs, reduce product availability, or impair growth. Counterparty financial distress, operational failures, cybersecurity incidents, or compliance issues may also lead to delays in settlement, higher chargebacks, losses, or regulatory scrutiny for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Regulatory and Consumer Protection Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to evolving regulation of installment credit and consumer financial products. To the extent the Underlying ETF invests in buy now, pay later ("BNPL") providers or related financial services companies, changes in consumer protection, disclosure, fair lending, and underwriting rules, as well as enforcement actions or litigation, may increase compliance costs, restrict fees or product terms, require changes to marketing or underwriting practices, or limit product offerings and customer eligibility. Regulatory developments may also affect bank partnership structures or licensing requirements, which can disrupt business models or reduce profitability for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Space & Satellite Communications 2x Daily ETF

Investment Objective

The Space & Satellite Communications 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Space & Satellite Communications ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Space & Satellite Communications ETF ("Underlying ETF"). For purposes of the Fund's name, "Space & Satellite Communications " refers to equity exposure to companies significantly involved in the development, deployment, and operation of space based systems and satellite communications infrastructure used for connectivity, sensing, navigation, and data services, including select private investments accessed through special purpose vehicles, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, space and satellite communications, including satellite communications operators, broadband and connectivity providers, satellite manufacturing and subsystem suppliers, launch services and related engineering, ground segment networks and terminals, communications payload and radio frequency technologies, space based imaging and geospatial data services, navigation and timing capabilities, and software platforms that manage satellite fleets, spectrum utilization, and network performance.The Underlying ETF may also invest in interests in special purpose vehicles that provide exposure to private companies aligned with these areas. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Launch, Deployment, and Mission Failure Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting space systems, including launch failure, satellite deployment anomalies, and on-orbit malfunction. To the extent the Underlying ETF invests in satellite operators, launch providers, space manufacturers, or enabling component and service companies, a single mission failure or material anomaly may result in significant losses, service interruptions, contractual penalties, higher insurance costs, delayed revenue recognition, and reduced customer confidence. Such events may also trigger additional scrutiny of designs, manufacturing processes, or launch cadence, which can increase costs and reduce expected growth for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Capital Intensity and Long Payback Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that many space-related businesses require large upfront investment with long development and revenue cycles. To the extent the Underlying ETF invests in issuers developing satellites, launch systems, ground infrastructure, or space-enabled services, delays in manufacturing, launch schedules, integration, or customer adoption may impair project returns, increase costs, and require additional financing. Long payback periods may heighten sensitivity to changes in capital markets, interest rates, or investor risk appetite, which can increase refinancing risk and pressure valuations for issuers held by the Underlying ETF. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Spectrum, Licensing, and Regulatory Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that satellite communications and related services depend on spectrum rights, international coordination, licensing, and compliance with space and telecommunications rules. To the extent the Underlying ETF invests in issuers reliant on spectrum access and regulatory approvals, changes in regulation, interference disputes, adverse licensing outcomes, failure to meet regulatory milestones, or loss, limitation, or non-renewal of licenses may restrict operations, delay deployments, increase compliance costs, or reduce expected revenues. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Space Environment and Debris Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks associated with the space environment and increasing orbital congestion. To the extent the Underlying ETF invests in satellite operators or other space-based businesses, radiation, solar activity, and debris may damage assets, degrade performance, or shorten useful life. Collisions or close-approach events involving space debris or other satellites can result in service interruptions, loss of spacecraft, higher operating and insurance costs, and increased regulatory scrutiny. Requirements related to collision avoidance, maneuvering, tracking, and end-of-life disposal may increase operating costs or limit operational flexibility for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Government Customer, Policy, and Budget Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that certain issuers held by the Underlying ETF have significant exposure to government customers or are affected by government policy decisions. Government budgets, procurement priorities, contract awards, renewal timing, security requirements, and changes in regulatory or policy frameworks may reduce demand, delay revenue recognition, or increase compliance costs for companies held by the Underlying ETF. In addition, government contracting may involve bid protests, contract renegotiations, performance disputes, audits, investigations, or other oversight actions that can increase costs or limit eligibility for future awards. These factors may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single program, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - IP Licensing & Royalties 2x Daily ETF

Investment Objective

The IP Licensing & Royalties 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the IP Licensing & Royalties ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of IP Licensing & Royalties ETF ("Underlying ETF"). For purposes of the Fund's name, "IP Licensing & Royalties" refers to equity exposure to companies significantly involved in the acquiring, developing, generating, protecting, owning, and monetizing intellectual property ("IP") assets through licensing, royalty streams, brand and content franchising, standards-essential technologies, platform intellectual property, and other IP-driven business models, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, IP-driven products, services, or business models, including the generation, acquisition, development, protection, ownership, and monetization of IP assets through licensing, royalties, brand and content franchising, standards-essential technologies, platform intellectual property, and other IP-based arrangements. This includes companies with established IP licensing or rights-management programs (including negotiated licensing arrangements, cross-licensing, and recurring royalty collection); companies that maintain material, identifiable IP portfolios (such as patent portfolios, standards-essential patents, copyrighted content libraries, or trademark and brand portfolios) that are central to their competitive position; companies that acquire or accumulate IP assets or IP-intensive businesses (including patent portfolios, brands, or content libraries). The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Intellectual Property Monetization Strategy Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that companies held by the Underlying ETF depend in part on the creation, protection, and monetization of intellectual property ("IP"). To the extent the Underlying ETF invests in issuers with material IP-driven revenue streams or valuations, the market value of those issuers may be sensitive to technology shifts, legal outcomes, competitive dynamics, and changes in the market's willingness to pay for IP. IP-related business models can be affected by shifts in negotiating leverage, customer demand for licensed rights, platform policy changes, and enforcement outcomes, which may cause the Underlying ETF to underperform other equity funds and may adversely affect the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

IP Revenue Variability, Contract Concentration, and Collection Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that IP-related revenues may be less predictable than product sales. To the extent the Underlying ETF invests in issuers that generate licensing fees, royalties, or other IP-based income, period-to-period results may be affected by the timing of contract renewals, new licensing agreements, audits, true-ups, litigation outcomes, or one-time settlements. Certain issuers may rely on a limited number of large licensees, distribution partners, platforms, or franchise counterparties, which can increase exposure to counterparty concentration. Underreporting, delayed payments, disagreements over calculations, chargebacks, counterparty financial distress, or bankruptcy of a significant licensee or distributor may reduce collections, increase costs, and pressure cash flows for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

IP Litigation, Enforcement, and Regulatory or Antitrust Scrutiny Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to litigation and regulatory risks associated with IP monetization. To the extent the Underlying ETF invests in issuers that license or assert IP rights, those issuers may be involved in litigation, arbitration, or administrative proceedings regarding infringement, validity, enforceability, ownership, or contract interpretation. These matters are costly, time-consuming, and uncertain and may result in adverse judgments, injunctions, reduced royalty rates, unfavorable settlements, or reputational harm. IP licensing practices, platform policies, and certain monetization arrangements may also be subject to competition laws and other regulatory regimes, and investigations, enforcement actions, or reforms affecting damages, injunction standards, licensing practices, or platform and distribution rules could increase compliance costs or reduce monetization opportunities for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Patent and Technology Relevance Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that the value of patent portfolios may decline over time. To the extent the Underlying ETF invests in issuers with material patent assets, patents may expire, be challenged or invalidated, or become less relevant to new technologies, standards, and product architectures. IP monetization may also be sensitive to changes in technology standards and platform economics, such as transitions between wireless generations, new device architectures, codecs, or distribution platforms. If an issuer's IP becomes less important to prevailing standards or platforms, licensing demand, negotiation leverage, and royalty rates may decline, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Content, Brand, Intangible Asset, and Cross-Border Enforcement Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting issuers whose IP is primarily content, characters, brands, or trademarks. To the extent the Underlying ETF invests in such issuers, monetization may depend on consumer preferences, cultural trends, release execution, advertising demand, and distribution economics, and underperformance of key releases, unfavorable changes in platform or distributor terms, piracy, or brand dilution may reduce revenues and profitability. The value of acquired IP, content libraries, trademarks, and other intangible assets can be difficult to assess and may be written down if expected cash flows decline, which may negatively affect valuations of issuers held by the Underlying ETF. In addition, IP rights and remedies vary by jurisdiction, and changes in foreign laws, court practices, trade restrictions, sanctions, or geopolitical developments may reduce the effectiveness of IP protection or limit the ability to monetize IP globally. These factors may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risks associated with the market capitalizations of companies held by the Underlying ETF. To the extent the Underlying ETF invests in small- and mid-capitalization companies, those issuers may be more volatile and less liquid than larger companies and may have fewer financial resources, narrower product lines, and greater sensitivity to a single product line, customer, or supplier. To the extent the Underlying ETF invests in large-capitalization companies, those issuers may be less able to sustain high growth rates and may be more exposed to broad industry headwinds given their scale, which can cause them to lag during periods when smaller competitors outperform. These factors may negatively affect the Underlying ETF and, in turn, the Fund, and any resulting declines may be magnified because the Fund seeks leveraged exposure.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to individual development programs, customers, or funding sources. Large-capitalization companies may experience slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Drones & Urban Air Mobility 2x Daily ETF

Investment Objective

The Drones & Urban Air Mobility 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Drones & Urban Air Mobility ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

- the magnitude of day-to-day Underlying ETF moves,

- the volatility and path of Underlying ETF returns, and

- how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Drones & Urban Air MobilityETF ("Underlying ETF"). For purposes of the Fund's name, "Drones & Urban Air Mobility" refers to equity exposure to companies significantly involved in drones and unmanned aircraft systems ("UAS") and urban air mobility and advanced air mobility ("UAM/AAM") technologies and services that the Adviser believes are positioned to benefit from the adoption of aerial robotics and next-generation aviation across commercial, industrial, public safety, and government and defense end markets, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, drones, UAS, UAM/AAM, or related aerial mobility products or services, including the development, manufacturing, or integration of UAS or UAM/AAM aircraft and key subsystems; software, networks, and platforms that support autonomous or remotely piloted aerial operations, fleet management, mission planning, and mission execution (including UTM or airspace integration and detect-and-avoid capabilities); enabling infrastructure and services that support scaled deployment of drone and UAM/AAM operations; and aerial security solutions, including drone detection, identification, tracking, and mitigation, and related public safety and enterprise platforms that incorporate or support counter-UAS capabilities. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Drone and Urban Air Mobility Industry and Technology Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies in the drones, unmanned aircraft systems ("UAS"), and urban air mobility and advanced air mobility ("UAM/AAM") ecosystem. To the extent the Underlying ETF invests in issuers with material exposure to these technologies and end markets, those companies may be affected by rapid technological change, evolving end-user adoption, intense competition, and the need for continued investment in research and development. The Underlying ETF's holdings may also be exposed to the risk that drone, autonomy, sensing, communications, or battery technologies become outdated, are displaced by new solutions, or fail to perform as intended in real-world conditions, which can reduce demand, increase costs, and pressure margins. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Regulatory, Airspace Integration, and Data/Privacy Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to regulatory risks affecting drone and UAM/AAM operations. To the extent the Underlying ETF invests in issuers that develop, manufacture, operate, or enable drone and UAM/AAM systems, their businesses may depend on complex and evolving laws, regulations, and approvals governing airspace access, safety, flight operations (including beyond visual line of sight ("BVLOS") permissions and operations in controlled airspace), remote identification, privacy, and data usage. Regulatory delays, restrictive rules, changing interpretations, or shifts in enforcement may limit growth, restrict use cases, increase compliance costs, or delay commercialization for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Certification, Safety, Reliability, and Systems Integrity Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that UAM/AAM and certain drone applications may require aircraft certification, operational approvals, and demonstrated safety and reliability. To the extent the Underlying ETF invests in issuers developing aircraft, autonomy stacks, navigation, or related systems, accidents, battery incidents, software failures, navigation errors, jamming or spoofing, or perceived safety issues may result in litigation, reputational harm, product redesigns or recalls, higher insurance costs, regulatory actions, or reduced demand. Safety events or systems integrity failures may also delay certification timelines, constrain operations, and increase the cost of compliance for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Counter-Unmanned Aircraft Systems, Government/Defense Demand, Supply Chain, and Geopolitical Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies that provide counter-unmanned aircraft systems ("counter-UAS"), surveillance, or public safety technologies, as well as issuers with government or defense-adjacent demand. To the extent the Underlying ETF invests in such issuers, they may be subject to political and regulatory scrutiny, restrictions on use, procurement delays, litigation, and reputational risks related to privacy, civil liberties, or law enforcement practices. Revenue and growth may also be affected by government budget cycles, contract delays, shifting procurement priorities, export controls, and heightened regulatory oversight. In addition, these businesses often rely on specialized components and global supply chains, including semiconductors, sensors, batteries, and certain critical inputs, and shortages, quality issues, sanctions, trade restrictions, or other geopolitical developments may increase costs, delay deliveries, or limit product availability. These factors may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to individual development programs, customers, or funding sources. Large-capitalization companies may experience slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Lithography & Semiconductor Photonics 2x Daily ETF

Investment Objective

The Lithography & Semiconductor Photonics 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lithography & Semiconductor Photonics ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Lithography & Semiconductor Photonics ETF ("Underlying ETF"). For purposes of the Fund's name, "Lithography & Semiconductor Photonics" refers to equity exposure to companies significantly involved in the development, deployment, and operation of photonics and light-based technologies, including extreme ultraviolet ("EUV") lithography and related semiconductor manufacturing and inspection tools, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, photonics and light-based products or services, including EUV and other advanced lithography and patterning technologies; EUV light sources; EUV optics and mirrors; photomasks (including EUV masks) and mask inspection; photoresists and related specialty materials; lasers; metrology, inspection, and process control tools; photonic components and photonic integrated circuits; optical communications and interconnect technologies and equipment; lasers and laser-enabled manufacturing systems; imaging, sensing, and lidar solutions; and related specialty materials, precision manufacturing, and software and electronics that enable photonics-based systems and applications.The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Lithography & Semiconductor Photonics Companies Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies involved in extreme ultraviolet ("EUV") lithography and photonics. To the extent the Underlying ETF invests in issuers that develop, manufacture, or supply EUV and photonics equipment, components, or enabling technologies, those companies may be particularly sensitive to rapid technological change, high research and development costs, and intense competition. Shifts in technology roadmaps, changes in customer requirements, or product displacement may require sustained investment and can lead to significant volatility in the stock prices of issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Semiconductor Industry and Capital Spending Cycle Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to the risk that a significant portion of the EUV and photonics ecosystem depends on semiconductor industry demand and capital expenditures. To the extent the Underlying ETF invests in wafer-fabrication equipment suppliers, optical component manufacturers, or related service providers, reductions in wafer-fab equipment spending, slower end-market demand, inventory corrections, or changes in foundry utilization may reduce orders, increase price pressure, and compress margins. Given the high fixed costs and operating leverage of many equipment and component companies, downturns in semiconductor capital spending can lead to outsized declines in earnings and valuations for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Customer and Supply Chain Concentration Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from concentrated customer and supplier relationships common in EUV and photonics markets. To the extent the Underlying ETF invests in issuers that depend on a limited number of customers, suppliers, or specialized component manufacturers, revenues and operating results may be materially affected by order timing, long qualification cycles, customer project delays, changes in procurement plans, or production constraints at key counterparties. Disruptions, quality issues, or capacity limitations at a small number of specialized suppliers may delay deliveries, increase costs, or constrain shipments, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Export Controls and Geopolitical Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that EUV lithography, advanced semiconductors, and related photonics technologies may be subject to export controls, sanctions, and other trade restrictions. To the extent the Underlying ETF invests in issuers with international sales, changes in government policy, evolving licensing requirements, or heightened geopolitical tensions may restrict sales, limit end-market access, delay shipments, require product redesign or localization, disrupt supply chains, or increase compliance and legal costs. Such developments may adversely affect revenues and profitability for issuers held by the Underlying ETF and therefore the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Technology, Manufacturing, and Execution Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that EUV and photonics products require highly precise manufacturing, complex integration, and long development and qualification cycles. To the extent the Underlying ETF invests in issuers that design or manufacture these products, defects, delays, yield challenges, reliability issues, or failures to meet performance requirements may lead to delayed customer acceptances, lost business, warranty and rework costs, reputational harm, and reduced profitability. Execution challenges in scaling production, meeting delivery schedules, or supporting installed systems may also increase costs and reduce margins for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Capitalization Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is indirectly exposed to companies across a range of market capitalizations. Small- and mid-capitalization companies held by the Underlying ETF may be more volatile and less liquid, and may have more limited financial resources, narrower product offerings, or greater sensitivity to individual development programs, customers, or funding sources. Large-capitalization companies may experience slower growth or be more exposed to broad industry or macroeconomic headwinds due to their scale, which can cause them to underperform in certain market environments. These capitalization-related risks may adversely affect the Underlying ETF's daily investment results and, because the Fund seeks leveraged daily exposure, may result in magnified volatility and losses in the Fund's NAV due to leverage and the effects of daily reset and compounding.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ], Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - Digital Banking & Fintech Infrastructure 2x Daily ETF

Investment Objective

The Digital Banking & Fintech Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Digital Banking & Fintech Infrastructure ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Digital Banking & Fintech InfrastructureETF ("Underlying ETF"). For purposes of the Fund's name, "Digital Banking & Fintech Infrastructure" refers to equity exposure to companies significantly involved in the development, deployment, and operation of digital banking and fintech infrastructure, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to the common stock of companies that derive a substantial portion of their revenues from, or dedicate material business operations to, neobanks or digital-first banking services, fintech platforms that provide mobile-first deposit, payments, money movement, lending, and financial management solutions to consumers or businesses, or enabling infrastructure and software that supports digital account origination and servicing, payments processing and settlement, card issuing and program management, underwriting and risk analytics, identity verification and onboarding, fraud detection and financial crime compliance, core banking and banking-as-a-service ("BaaS") platforms, compliance and regulatory technology ("regtech"), and related software, data, and data-enabled services.The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Digital Banking & Fintech Infrastructure Companies Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting companies in the digital banking and fintech infrastructure ecosystem. To the extent the Underlying ETF invests in issuers that provide digital-first banking platforms, payments and money movement services, card issuing and processing, core banking and banking-as-a-service ("BaaS") infrastructure, or related software and analytics, those companies may be particularly sensitive to rapid technological change, shifting customer preferences, and competitive pressures from banks, card networks, and large technology firms. Market valuations for these issuers may also be highly sensitive to changes in growth expectations, unit economics, and funding conditions, which can contribute to heightened volatility in the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified in the Fund's net asset value.

Regulatory and Compliance Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that digital banking and fintech activities are subject to extensive regulation and oversight. To the extent the Underlying ETF invests in issuers engaged in payments, lending, money transmission, consumer financial products, or financial infrastructure, those companies may be subject to evolving consumer protection, disclosure, licensing, privacy, and financial crime compliance requirements, including anti-money laundering ("AML"), know-your-customer ("KYC"), sanctions screening, and fraud monitoring obligations. Regulatory changes, increased supervision, heightened examination intensity, or enforcement actions may require changes to business practices, restrict product features or fees, increase compliance and legal costs, or limit growth and profitability for issuers held by the Underlying ETF. These developments may adversely affect the Underlying ETF and, in turn, the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Bank Partnership and Banking-as-a-Service ("BaaS") Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks arising from reliance on sponsor banks and other regulated partners. To the extent the Underlying ETF invests in fintech issuers that depend on bank partners to originate loans, hold deposits, issue cards, or access payment rails, changes to, disruptions of, or termination or non-renewal of these relationships may materially harm a company's business. Partner bank risk controls, regulatory expectations, consent orders, operational constraints, or changes in program terms may reduce product availability, slow onboarding, increase costs, or require restructuring of programs, which may adversely affect issuers held by the Underlying ETF, the Underlying ETF's performance, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Credit and Funding Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting fintech business models that involve lending, credit, or financing. To the extent the Underlying ETF invests in issuers exposed to consumer or small business credit, borrower defaults, fraud, underwriting errors, and adverse economic conditions may increase losses, reduce profitability, and lead to tighter underwriting standards that slow growth. Many such models also rely on bank facilities, warehouse lines, securitizations, or other funding sources, and higher interest rates, wider credit spreads, rating or collateral constraints, or reduced market liquidity may increase funding costs, constrain originations, and compress unit economics. These developments may adversely affect issuers held by the Underlying ETF, the Underlying ETF, and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Cybersecurity, Data Privacy, and Fraud Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks that digital financial services involve sensitive customer and transaction data and are frequent targets for cyberattacks, account takeover, scams, and other fraud. To the extent the Underlying ETF invests in issuers that store, process, or transmit financial data, security incidents, system outages, privacy compliance failures, or elevated fraud losses may cause operational disruption, customer losses, and reputational harm, and may result in litigation, remediation costs, and regulatory penalties. Increased fraud or security events may also raise loss rates, impair growth, and increase compliance spending for issuers held by the Underlying ETF, which may adversely affect the Underlying ETF and the Fund. Because the Fund seeks leveraged exposure, adverse impacts may be magnified.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to an appropriate broad-based market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

FUND SUMMARY - AGIX 2x Daily ETF

Investment Objective

The AGIX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KraneShares Artificial Intelligence & Technology ETF (the "Underlying ETF"). The Fund does not seek to achieve its stated investment objective over a period of time greater than one trading day. The Fund, the Trust, and the Adviser are not affiliated with KraneShares, the Underlying ETF, any index tracked by the Underlying ETF, or any of their respective affiliates.

Important information about the Fund.

On a day when the Underlying ETF rises, the Fund is designed to gain roughly twice as much as the Underlying ETF. On a day when the Underlying ETF falls, the Fund is designed to lose roughly twice as much as the Underlying ETF. Because the Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from 2x the Underlying ETF return for the same period. The degree of difference will depend on factors that include:

  - the magnitude of day-to-day Underlying ETF moves,

  - the volatility and path of Underlying ETF returns, and

  - how long shares are held.

In general, higher volatility and frequent directional reversals in the Underlying ETF tend to reduce the Fund's return relative to 2x of the Underlying ETF over time, while strong, steadier trends may result in returns that are closer to, or occasionally greater than, 2x for the same period. The Fund expects to use derivatives, such as swaps and futures, and other instruments to obtain its leveraged exposure. The Fund may be suitable only for investors who understand the consequences of daily leverage and who intend to actively monitor and manage their investment. The Fund (i) presents different risks from other funds; (ii) the Fund has greater risks than funds that do not use leverage; and (iii) the Fund may only be suitable for knowledgeable investors who understand how the Fund operates.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (the "Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses(1) (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	[ ]
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses(2)	0.00%
Total Annual Fund Operating Expenses	[ ]

(1) Under the unitary fee arrangement, Corgi Strategies, LLC (the "Adviser"), or any sub-adviser it engages, will bear substantially all of the Fund's ordinary operating expenses, except for: advisory fees; interest on borrowings for investment purposes; dividends and other expenses on securities sold short; taxes; brokerage commissions and other costs of purchasing and selling portfolio securities and other investment instruments; acquired fund fees and expenses; accrued deferred tax liability; any distribution fees and expenses paid under a Rule 12b-1 plan adopted pursuant to the Investment Company Act of 1940, as amended (the "1940 Act"); litigation expenses; and other non-routine or extraordinary expenses.

(2) Based on estimated amounts for the current fiscal year.

Expense Example

This Example is designed to help you compare shareholder costs across funds. It assumes a $10,000 investment held for the periods shown and a full redemption at the end of each period, with a 5% annual return and unchanged operating expenses. Brokerage commissions you may pay when buying or selling Shares are not included. Your actual expenses may differ; based on these assumptions, your costs would be as shown.

1 Year	3 Years
$[ ]	$[ ]

Portfolio Turnover

When the Fund buys and sells securities, it incurs trading costs such as brokerage commissions. Greater trading activity (often called portfolio turnover) generally means higher trading expenses and, in taxable accounts, may result in larger taxable distributions. These amounts are not included in Total Annual Fund Operating Expenses or in the Expense Example and will reduce the Fund's returns. Because the Fund is newly formed, a portfolio turnover rate is not yet available.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund that, under ordinary market conditions, seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KraneShares Artificial Intelligence & Technology ETF ("Underlying ETF"). For purposes of the Fund's name, "AGIX" refers to equity exposure to companies involved in the development, commercialization, and use of artificial intelligence and related technologies, as represented by the Underlying ETF. The Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the Underlying ETF for the same period.

To pursue its 2x Daily Objective, the Fund expects to obtain most of its exposure through derivatives, including total return swaps on the Underlying ETF and on baskets of Underlying ETF constituents, and may also use exchange-traded equity futures and other equity-linked instruments. From time to time, and when operationally efficient, the Fund may hold some Underlying ETF shares directly. The Fund will generally rebalance its exposure each trading day in order to seek to maintain approximately two times (2x) the daily performance of the Underlying ETF.

In connection with its derivative positions, the Fund will maintain cash and cash equivalents, such as U.S. Treasury bills and repurchase agreements, for collateral, liquidity, and portfolio management.

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in financial instruments (for example, swaps and futures) that, in the aggregate, provide leveraged exposure to the Underlying ETF equal to approximately two times its daily performance.

The Underlying ETF seeks to provide exposure to companies involved in artificial intelligence and related technologies. The Underlying ETF generally invests in securities designed to track the performance, before fees and expenses, of the Solactive Etna Artificial General Intelligence Index (the "Underlying Index"), which is composed of companies classified within the technology economy that derive a significant portion of their revenue from technology activities and exhibit measurable exposure to artificial intelligence. These companies may include, among others, software, semiconductor, data processing services, and information technology services companies. The Underlying ETF also may invest in securities of private companies with exposure to artificial intelligence businesses that are not included in the Underlying Index. The Fund does not concentrate its investments in any industry or group of industries, except to the extent that the Underlying ETF's portfolio, or the markets represented by the Underlying ETF, concentrate in a particular industry or group of industries. The Fund will provide shareholders with at least 60 days' prior notice of any change to the Fund's 80% investment policy. The Fund is classified as non-diversified under the Investment Company Act of 1940.

This Prospectus relates only to shares of the Fund offered hereby and does not relate to shares of the KraneShares Artificial Intelligence & Technology ETF or any other securities of the KraneShares Artificial Intelligence & Technology ETF. Information about the KraneShares Artificial Intelligence & Technology ETF included in this Prospectus is based on the date of this Prospectus. The Underlying ETF's Index Provider and KraneShares are not affiliated with the Fund, the Trust, or the Adviser and are not involved in this offering. Investors should refer to the KraneShares Artificial Intelligence & Technology ETF's own prospectus and reports for more complete information about the KraneShares Artificial Intelligence & Technology ETF.

The Fund may enter into swap agreements with a limited number of counterparties. If the underlying security has a dramatic move in price that causes a material decline in the Fund's NAV over certain stated periods agreed to by the Fund and the counterparty, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out all swap transactions with the Fund. There is a risk that no suitable counterparties will be willing to enter into, or continue to enter into, transactions with the Fund and, as a result, the Fund may not be able to achieve its leveraged investment objective or may decide to change its leveraged investment objective.

Principal Risks of Investing in the Fund

The principal risks are presented below in order of importance as determined by the Adviser, with the most significant risks appearing first. Each risk described below is considered a "principal risk" of investing in the Fund, regardless of its order. As with any investment, you could lose all or part of your investment. Any of these risks could adversely affect the Fund's net asset value ("NAV"), market price, yield, total return, and/or its ability to achieve its objective.

Leverage Risk. The Fund uses leverage to target approximately 2x the Underlying ETF's daily return. Losses are magnified relative to the Underlying ETF. If the Underlying ETF declines by around 50% during a trading day, the Fund could experience a near-total or total loss. The use of leverage increases volatility and the risk of rapid losses. Costs of obtaining and maintaining leverage, including financing charges embedded in derivatives, will reduce returns.

Compounding and Daily Rebalancing Risk. The Fund seeks 2x the Underlying ETF's return for a single day, measured from one NAV calculation to the next. Over periods longer than one day, the effects of daily compounding, the path of Underlying ETF returns, and Underlying ETF volatility will likely cause the Fund's performance to differ, sometimes significantly, from 2x the Underlying ETF return for the same period. During volatile or frequently reversing markets, returns may be lower than 2x the Underlying ETF return for the period, and you could lose money even if the Underlying ETF is flat or rises over the holding period.

Correlation Risk. The Fund seeks approximately 2x the daily performance of the Underlying ETF but may not achieve perfect leveraged correlation. Fees and expenses, transaction and financing costs, the use of derivatives, market disruptions, corporate actions, sampling, and limitations on rebalancing can all cause performance to deviate from the 2x Daily Objective.

Derivatives Risk. To the extent the Fund uses derivatives (e.g., total return swaps) to obtain exposure or for portfolio management, it is subject to counterparty, liquidity, valuation, leverage, and correlation risks. Derivatives can be more volatile than direct holdings and may increase exposure to certain market risks.

Counterparty Risk. The Fund expects to use swap agreements and other over-the-counter instruments with financial institutions. The Fund could lose money if a counterparty fails to perform its obligations. In stressed markets, a counterparty may have contractual rights to terminate or substantially amend transactions, which could impair the Fund's ability to maintain targeted exposure.

Indirect Investment Risk. The Fund gains exposure to an unaffiliated Underlying ETF that is not involved in this offering. The Fund has no control over the Underlying ETF and relies on publicly available information. Fund shareholders have no voting or distribution rights with respect to the Underlying ETF, and actions taken by the Underlying ETF could negatively affect the Fund's performance.

Artificial Intelligence and Technology Sector Risk. Through its exposure to the Underlying ETF and other reference assets, the Fund is exposed to risks affecting artificial intelligence and technology companies. These companies may be subject to rapid technological change, product obsolescence, cybersecurity risks, intellectual property disputes, high research and development costs, and evolving regulatory requirements. Because the Fund provides leveraged exposure, adverse developments affecting AI and technology companies may result in proportionally larger declines in the Fund's net asset value.

Private Company and Privately-Issued Securities Risk. The Underlying ETF may invest in securities of private companies and privately-issued securities that are not registered under the Securities Act and may be subject to resale restrictions. Such securities may be less liquid, more difficult to value, and subject to greater price volatility than publicly traded securities. Private companies may have limited operating histories, financial resources, and public information. Because the Fund provides leveraged exposure, losses associated with private company investments or privately-issued securities may be magnified.

Market Volatility, Valuation, and Rebalancing Risk. Securities held by the Underlying ETF, including technology and AI-related companies, may experience heightened volatility and may be difficult to value during periods of market stress. Valuation uncertainty may be greater for less liquid or privately-held securities. In addition, volatile or rapidly changing markets may increase the effects of daily compounding and rebalancing, causing the Fund's returns over periods longer than one day to differ materially from two times (2x) the performance of the Underlying ETF for the same period.

AI Exposure Classification and Index Methodology Risk. The Underlying ETF's investment exposure is determined by a proprietary index methodology that identifies and weights companies based on an assessment of their exposure to artificial intelligence using publicly available information, including business descriptions, regulatory filings, and other disclosures. This methodology may not accurately capture a company's actual or future involvement in artificial intelligence or the extent to which AI contributes to its revenues or growth prospects. In addition, classification decisions, changes to the methodology, data limitations, or delays in reflecting new information may affect the composition and performance of the Underlying ETF. Because the Fund provides leveraged exposure to the Underlying ETF, the impact of any such misclassification, methodology changes, or index construction risks may be magnified in the Fund's net asset value.

Non-Diversified Fund Risk. As a non-diversified fund, the Fund may invest a larger portion of its assets in fewer issuers, counterparties, or underlying reference assets than a diversified fund. Losses in one or more issuers, counterparties, or reference assets may have a greater adverse effect on the Fund's performance than would be the case for a diversified fund. In addition, the Fund's exposure may be concentrated in the Underlying ETF or a small number of other reference assets, which may increase risk.

ETF Trading, Premium/Discount and Authorized Participant Concentration Risk. Shares of the Fund trade on an exchange at market prices, which may differ from the Fund's net asset value ("NAV"). Shares may trade at a premium or discount to NAV, and the market for the Fund's Shares may become less liquid in stressed market conditions. The Fund relies on a limited number of financial institutions to act as market makers and Authorized Participants ("APs") to create and redeem Shares. If market makers or APs reduce or cease their activities, bid-ask spreads and premiums or discounts may increase, and secondary-market liquidity may deteriorate.

Cash Transactions, Tax Efficiency, Brokerage Commissions and Bid-Ask Spread Risk. To the extent the Fund affects creations or redemptions in cash rather than in-kind, the Fund may need to purchase or sell portfolio securities and derivatives in connection with those transactions. This may cause the Fund to incur additional transaction costs, realize taxable gains, and reduce the Fund's tax efficiency relative to ETFs that rely more heavily on in-kind transfers. In addition, investors buying or selling Fund Shares in the secondary market will typically pay brokerage commissions and will bear costs associated with the bid-ask spread between the price at which a dealer is willing to buy Fund Shares and the price at which the dealer is willing to sell Fund Shares. These trading costs can be significant for some investors, particularly for investors who trade frequently or in smaller amounts.

New Fund Risk. The Fund is newly organized and has limited or no operating history. It may take time to attract assets and build secondary-market liquidity.

New Adviser Risk. The Adviser is both a newly registered investment adviser and has limited experience managing a registered fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund's intended investment objective.

Performance

Because the Fund has not completed a full calendar year of operations as of the date of this Prospectus, performance information is not presented. After the Fund has a full calendar year of results, this section will include a calendar-year bar chart and a table of average annual total returns, which will help illustrate the variability of the Fund's returns over time. At that time, the Fund's performance will be compared to the Underlying ETF and an appropriate broad-based global equity securities market index (total return). The specific benchmark index (or indexes) used for this comparison will be identified in this section once performance information is presented and will be selected to represent the overall applicable global equity market relevant to the Fund's investment exposure.

Past performance (before and after taxes) is not a guarantee of future results.

Once available, updated performance information will be posted on the Fund's website at www.corgifunds.com

Management

Investment Adviser: Corgi Strategies, LLC serves as investment adviser to the Fund.

Investment Sub-Adviser: [ ] serves as investment sub-adviser to the Fund.

Portfolio Managers: The individual primarily responsible for the day-to-day management of the Fund is [ ] , Portfolio Manager for the Adviser; who has been a portfolio manager of the Fund since 2026.

Purchase and Sale of Shares

The Fund issues and redeems shares only in large blocks called "Creation Units" at NAV next determined after an order is accepted. Only authorized participants ("APs") may transact in Creation Units directly with the Fund. Creation Units are generally issued and redeemed in exchange for a basket of securities and/or cash; the Fund may, in its discretion, permit or require all-cash creations or redemptions.

Individual Shares are listed for trading on EXCHANGE NAME (the "Exchange") and may be bought or sold in the secondary market at market prices rather than at NAV. Market prices may be above (premium to) or below (discount to) NAV. Investors trading on an exchange will pay brokerage commissions and may be affected by the bid-ask spread.

As available, information required by Rule 6c-11 (including the Fund's NAV, market price, historical premiums/discounts, and median bid-ask spread) will be posted on the Fund's website at www.corgifunds.com.

Tax Information

Fund distributions are generally taxable to shareholders as ordinary income, qualified dividend income, and/or capital gains (or some combination), unless shares are held through an individual retirement account ("IRA") or other tax-advantaged arrangement, in which case taxes may be due upon withdrawal. Your tax treatment may vary; consult your tax adviser about your particular circumstances.

Financial Intermediary Compensation

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Adviser and/or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

All World 2x Daily ETF

The All World 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total World Stock Index Fund ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Brazil 2x Daily ETF

The Brazil 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI Brazil ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

China 2x Daily ETF

The China 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares China Large Cap ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Chinese Tech 2x Daily ETF

The Chinese Tech 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KraneShares CSI China Internet ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Emerging Markets 2x Daily ETF

The Emerging Markets 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Emerging Markets Stock Index Fund ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Europe Equities 2x Daily ETF

The Europe Equities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard FTSE Europe ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Ex-U.S. Equities 2x Daily ETF

The Ex-U.S. Equities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total International Stock ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Gold 2x Daily ETF

The Gold 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares Gold Trust Micro (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

India 2x Daily ETF

The India 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI India ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Large-Cap 2x Daily ETF

The U.S. Large-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard S&P 500 ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Mega-Cap 2x Daily ETF

The U.S. Mega-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Mega Cap Growth ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Mid-Cap 2x Daily ETF

The U.S. Mid-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Mid Cap ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Platinum 2x Daily ETF

The Platinum 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the GraniteShares Platinum Trust (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Silver 2x Daily ETF

The Silver 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the abrdn Physical Silver Shares ETF (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Small Cap 2x Daily ETF

The U.S. Small Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Small Cap ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

South Korea 2x Daily ETF

The South Korea 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI South Korea ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Taiwan 2x Daily ETF

The Taiwan 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares MSCI Taiwan ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Total U.S. Market 2x Daily ETF

The Total U.S. Market 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Total Stock Market ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Biotech 2x Daily ETF

The U.S. Biotech 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SPDR S&P Biotech ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Consumer Discretionary 2x Daily ETF

The U.S. Consumer Discretionary 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Consumer Discretionary Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Consumer Staples 2x Daily ETF

The U.S. Consumer Staples 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Consumer Staples Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Energy 2x Daily ETF

The U.S. Energy 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Energy Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Financials 2x Daily ETF

The U.S. Financials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Financial Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Growth 2x Daily ETF

The U.S. Growth 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Vanguard Growth ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Healthcare 2x Daily ETF

The U.S. Healthcare 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Health Care Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Industrials 2x Daily ETF

The U.S. Industrials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Industrial Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Manufacturing 2x Daily ETF

The U.S. Manufacturing 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Global X U.S. Infrastructure Development ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Materials 2x Daily ETF

The U.S. Materials 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Materials Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Micro-Cap 2x Daily ETF

The U.S. Micro-Cap 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the iShares Micro Cap ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Real Estate 2x Daily ETF

The U.S. Real Estate 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Real Estate Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Regional Banks 2x Daily ETF

The U.S. Regional Banks 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SPDR S&P Regional Banking ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Semiconductors 2x Daily ETF

The U.S. Semiconductors 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the SPDR S&P Semiconductor ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Technology 2x Daily ETF

The U.S. Technology 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Technology Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. Utilities 2x Daily ETF

The U.S. Utilities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Utilities Select Sector SPDR Fund (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Copper 2x Daily ETF

The Copper 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sprott Physical Copper Trust (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

All Commodities 2x Daily ETF

The All Commodities 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Oil 2x Daily ETF

The Oil 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the United States Oil Fund, LP (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Natural Gas 2x Daily ETF

The Natural Gas 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the United States Natural Gas Fund, LP (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Uranium 2x Daily ETF

The Uranium 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sprott Physical Uranium Trust (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Palladium 2x Daily ETF

The Palladium 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the abrdn Physical Palladium Shares ETF (the "Underlying ETP").

The Fund does not seek to achieve 2x the performance of the Underlying ETP for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETP return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETP is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Aerospace & Commercial Aviation 2x Daily ETF

The Aerospace & Commercial Aviation 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Aerospace & Commercial Aviation ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AI Cybersecurity 2x Daily ETF

The AI Cybersecurity 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the AI Cybersecurity ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Battery Energy Storage Systems 2x Daily ETF

The Battery Energy Storage Systems 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Battery Energy Storage Systems ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Bay Area Based 2x Daily ETF

The Bay Area Based 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Bay Area Based ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Beauty, Skincare & Aesthetics 2x Daily ETF

The Beauty, Skincare & Aesthetics 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Beauty, Skincare & Aesthetics ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Coffee & Energy Drinks 2x Daily ETF

The Coffee & Energy Drinks 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Coffee & Energy Drinks ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Crypto Infrastructure 2x Daily ETF

The Crypto Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Crypto Infrastructure ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Data & Surveillance 2x Daily ETF

The Data & Surveillance 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Data & Surveillance ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Genomics & Precision Medicine 2x Daily ETF

The Genomics & Precision Medicine 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Genomics & Precision Medicine ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

High Voltage Grid Equipment 2x Daily ETF

The High Voltage Grid Equipment 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the High Voltage Grid Equipment ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Lifestyle Brands 2x Daily ETF

The Lifestyle Brands 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lifestyle Brands ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Longevity Consumer 2x Daily ETF

The Longevity Consumer 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Longevity Consumer ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Mag 7 2x Daily ETF

The Mag 7 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Mag 7 ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Natural Gas Power & Turbines 2x Daily ETF

The Natural Gas Power & Turbines 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Natural Gas Power & Turbines ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

NYC Based 2x Daily ETF

The NYC Based 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the NYC Based ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Ports, Rail & Freight 2x Daily ETF

The Ports, Rail & Freight 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Ports, Rail & Freight ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Quantum Computing 2x Daily ETF

The Quantum Computing 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Quantum Computing ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Robots & Humanoids 2x Daily ETF

The Robots & Humanoids 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Robots & Humanoids ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Shipping & Global Logistics 2x Daily ETF

The Shipping & Global Logistics 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Shipping & Global Logistics ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Sports Betting & Gambling 2x Daily ETF

The Sports Betting & Gambling 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Sports Betting & Gambling ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Travel & Leisure 2x Daily ETF

The Travel & Leisure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Travel & Leisure ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Venezuelan Liberation 2x Daily ETF

The Venezuelan Liberation 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Venezuelan Liberation ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

U.S. War Machine 2x Daily ETF

The U.S. War Machine 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the U.S. War Machine ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Buy Now Pay Later 2x Daily ETF

The Buy Now Pay Later 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Buy Now Pay Later ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Space & Satellite Communications 2x Daily ETF

The Space & Satellite Communications 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Space & Satellite Communications ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

IP Licensing & Royalties 2x Daily ETF

The IP Licensing & Royalties 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the IP Licensing & Royalties ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Drones & Urban Air Mobility 2x Daily ETF

The Drones & Urban Air Mobility 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Drones & Urban Air Mobility ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Lithography & Semiconductor Photonics 2x Daily ETF

The Lithography & Semiconductor Photonics 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Lithography & Semiconductor Photonics ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

Digital Banking & Fintech Infrastructure 2x Daily ETF

The Digital Banking & Fintech Infrastructure 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Digital Banking & Fintech Infrastructure ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

AGIX 2x Daily ETF

The AGIX 2x Daily ETF (the "Fund") seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the KraneShares Artificial Intelligence & Technology ETF (the "Underlying ETF").

The Fund does not seek to achieve 2x the performance of the Underlying ETF for periods greater than a day. Over holding periods longer than a day, the effects of daily rebalancing and compounding can cause returns to differ, sometimes materially, from 2x the Underlying ETF return for the same period. During volatile or reversing markets, you may lose money even if the Underlying ETF is flat or rises over your holding period.

An investment objective is fundamental if it cannot be changed without the approval of a "majority of the outstanding voting securities" (as defined in the Investment Company Act of 1940). The Fund's investment objective is not fundamental and may be changed by the Board of Trustees (the "Board") of Corgi ETF Trust I (the "Trust") upon 60 days' prior written notice to shareholders.

All World 2x Daily ETF
Brazil 2x Daily ETF
China 2x Daily ETF
Chinese Tech 2x Daily ETF
Emerging Markets 2x Daily ETF
Europe Equities 2x Daily ETF
Ex-U.S. Equities 2x Daily ETF
Gold 2x Daily ETF
India 2x Daily ETF
U.S. Large-Cap 2x Daily ETF
U.S. Mega-Cap 2x Daily ETF
U.S. Mid-Cap 2x Daily ETF
Platinum 2x Daily ETF
Silver 2x Daily ETF
U.S. Small-Cap 2x Daily ETF
South Korea 2x Daily ETF
Taiwan 2x Daily ETF
Total U.S. Market 2x Daily ETF
U.S. Biotech 2x Daily ETF
U.S. Consumer Discretionary 2x Daily ETF
U.S. Consumer Staples 2x Daily ETF
U.S. Energy 2x Daily ETF
U.S. Financials 2x Daily ETF
U.S. Growth 2x Daily ETF
U.S. Healthcare 2x Daily ETF
U.S. Industrials 2x Daily ETF
U.S. Manufacturing 2x Daily ETF
U.S. Materials 2x Daily ETF
U.S. Micro-Cap 2x Daily ETF
U.S. Real Estate 2x Daily ETF
U.S. Regional Banks 2x Daily ETF
U.S. Semiconductors 2x Daily ETF
U.S. Technology 2x Daily ETF
U.S. Utilities 2x Daily ETF
Copper 2x Daily ETF
All Commodities 2x Daily ETF
Oil 2x Daily ETF
Natural Gas 2x Daily ETF
Uranium 2x Daily ETF
Palladium 2x Daily ETF
AGIX 2x Daily ETF

(each an "Unaffiliated Underlying Fund", Collectively the "Unaffiliated Underlying Funds");

Fund

Aerospace & Commercial Aviation 2x Daily ETF

AI Cybersecurity 2x Daily ETF

Battery Energy Storage Systems 2x Daily ETF

Bay Area Based 2x Daily ETF

Beauty, Skincare & Aesthetics 2x Daily ETF

Coffee & Energy Drinks 2x Daily ETF

Crypto Infrastructure 2x Daily ETF

Data & Surveillance 2x Daily ETF

Genomics & Precision Medicine 2x Daily ETF

High Voltage Grid Equipment 2x Daily ETF

Lifestyle Brands 2x Daily ETF

Longevity Consumer 2x Daily ETF

Natural Gas Power & Turbines 2x Daily ETF

NYC Based 2x Daily ETF

Ports, Rail & Freight 2x Daily ETF

Quantum Computing 2x Daily ETF

Robots & Humanoids 2x Daily ETF

Shipping & Global Logistics 2x Daily ETF

Sports Betting & Gambling 2x Daily ETF

Travel & Leisure 2x Daily ETF

Venezuelan Liberation 2x Daily ETF

U.S. War Machine 2x Daily ETF

Buy Now Pay Later 2x Daily ETF

Space & Satellite Communications 2x Daily ETF

Mag 7 2x Daily ETF

IP Licensing & Royalties 2x Daily ETF

Drones & Urban Air Mobility 2x Daily ETF

Lithography & Semiconductor Photonics 2x Daily ETF

Digital Banking & Fintech Infrastructure 2x Daily ETF

(each an "Affiliated Underlying Fund", Collectively the "Affiliated Underlying Funds") (a "Fund" or the "Funds").

All Funds

The Funds are actively managed exchange-traded funds that seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of each Fund's respective underlying exchange-traded fund (each, an "Underlying ETF"). Each Fund seeks to achieve its objective on a single trading day basis only; returns for periods longer than one trading day will be the result of each day's returns compounded over the period and should not be expected to equal two times (2x) the cumulative performance of the applicable Underlying ETF for the same period. Each Fund does not seek to achieve its stated investment objective for any period other than a single day.

Under normal circumstances, each Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its Underlying ETF equal to approximately two times (2x) its daily performance. Each Fund expects to obtain this leveraged exposure primarily through the use of derivatives, such as swap agreements and futures contracts, and may use other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying ETF. Each Fund may also hold shares of its Underlying ETF and other exchange-traded funds on a limited, incidental basis, and may hold cash and cash equivalents, U.S. government securities, money market instruments, repurchase agreements, and other short-term, investment grade debt securities for collateral, liquidity and portfolio management purposes, including to meet margin requirements and to manage collateral for derivatives. For purposes of each Fund's 80% policy, the Adviser considers an investment to be "tied to" or "provide exposure to" the applicable Underlying ETF if the Adviser reasonably expects that, in combination, the Fund's positions will produce daily returns that are economically similar to approximately two times (2x) the daily performance of such Underlying ETF, before fees and expenses. Each Fund's 80% investment policy is a non-fundamental policy and may be changed upon 60 days' prior written notice to shareholders.

Because each Fund expects to obtain exposure primarily through derivatives and only incidentally through direct holdings of its Underlying ETF or other exchange-traded funds, none of the Funds is intended to operate as a "fund of funds." Each Fund expects to hold a significant portion of its assets in cash and short-term instruments to serve as collateral for its derivatives positions and to meet margin requirements. Each Fund is classified as a non-diversified investment company under the Investment Company Act of 1940, as amended. "Non-diversified" means that, relative to a diversified investment company, the Fund may invest a greater portion of its assets in the securities of a single issuer or a smaller number of issuers, which may make the Fund more susceptible to adverse developments affecting those issuers. Non-diversification is distinct from concentration: concentration relates to the Fund's exposure to a particular industry or group of industries, whereas non-diversification relates to the number of issuers in which the Fund may invest and the size of the Fund's positions in those issuers.

Each Fund is intended for investors who understand the risks associated with the use of leverage, derivatives and daily rebalancing and who plan to actively monitor and manage their investments; the Funds are not suitable for all investors and should be used only by those who fully understand the consequences of seeking daily leveraged investment results.

Daily Reset / Compounding / Monitoring Disclosure

Each Fund seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of its respective Underlying ETF. Each Fund does not seek to achieve two times (2x) the performance of its Underlying ETF for any period other than a single day, measured from one NAV calculation to the next. Because each Fund resets its exposure each trading day, performance over periods longer than one day will reflect the effects of compounding and may differ, sometimes significantly, from two times (2x) the performance of the applicable Underlying ETF over the same period.

An investment in any Fund is not appropriate for all investors. Each Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2x) investment results, including the impact of compounding on Fund performance. Investors should actively manage and monitor their investments, as frequently as daily.

Each Fund expects to use derivatives (such as swap agreements and futures) and other instruments to obtain leveraged exposure and may hold cash and/or cash equivalents for liquidity, collateral, and portfolio management purposes.

80% Policy and Daily 2x Exposure. Under normal circumstances, each Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in financial instruments that, in combination, provide leveraged exposure to its respective underlying exchange-traded fund equal to approximately two times (2x) the Underlying ETF's daily performance, as described under "Principal Investment Strategies" above. Each Fund has adopted this 80% investment policy in accordance with Rule 35d-1 under the Investment Company Act of 1940 (the "Names Rule"). For purposes of this policy, each Fund measures compliance using the notional value of its derivatives (adjusted as required) and other instruments that provide leveraged exposure to its Underlying ETF. If a Fund departs from this policy due to market movements, rebalancing activity, or other factors, the Fund will make future investments in a manner consistent with the policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days after the Fund identifies that it is out of compliance; provided that, in extraordinary or other-than-normal circumstances, the Fund may temporarily depart from this policy and will seek to restore compliance as soon as reasonably practicable and, in any event, within 90 days measured from the time of the initial departure. Each Fund will provide shareholders with at least 60 days' prior written notice of any change to its 80% investment policy.

Daily 2x Objective and Compounding. Each Fund seeks to provide two times (2x) the daily performance of its Underlying ETF, before fees and expenses. No Fund seeks to, and no Fund should be expected to, provide two times (2x) the cumulative performance of its Underlying ETF for periods longer than a single day. Because each Fund rebalances its portfolio on a daily basis to maintain approximately two times (2x) exposure to its Underlying ETF, the Fund's performance for periods longer than one trading day will be the result of its return for each day compounded over the period. The impact of compounding can cause a Fund's performance over periods longer than a single day to differ significantly from two times (2x) the cumulative performance of the Fund's Underlying ETF for the same period, particularly when the Underlying ETF experiences significant volatility or when its daily returns fluctuate between positive and negative.

Use of Derivatives and Leverage. Each Fund obtains leveraged exposure primarily through derivatives, including total return swap agreements and futures contracts referencing its Underlying ETF or other instruments that the Adviser believes provide economic exposure similar to the applicable Underlying ETF. The notional amounts of these instruments are adjusted on a daily basis to maintain approximately two times (2x) the Fund's net assets in exposure to the Underlying ETF. Each Fund may also use options or other derivative instruments for hedging, rebalancing, or efficient portfolio management purposes. The use of derivatives allows a Fund to gain leveraged exposure without investing directly in the Underlying ETF and requires the Fund to hold a substantial portion of its assets in cash and short-term instruments to meet margin and collateral requirements.

No Primary Investment in the Underlying ETF; Not a Fund of Funds. Each Fund expects to obtain its exposure to its respective underlying exchange-traded fund (each, an "Underlying ETF") primarily through derivative instruments and other financial instruments that, in combination, are designed to produce daily returns that are economically similar to approximately two times (2x) the daily performance of the applicable Underlying ETF, before fees and expenses. Each Fund may, on a limited and incidental basis, invest directly in shares of its Underlying ETF or other exchange-traded funds for liquidity, collateral, rebalancing, or portfolio management purposes; however, none of the Funds intends to operate as a "fund of funds" and the Funds do not expect to rely on the fund-of-funds rules under the Investment Company Act of 1940.

Portfolio Construction and Investment Instruments. Each Fund primarily invests in derivatives and related instruments that provide leveraged exposure to its Underlying ETF and, to a lesser extent, holds cash and short-term instruments to support its derivatives positions. Each Fund may use centrally cleared and exchange-traded derivatives, as well as over-the-counter instruments, subject to applicable regulatory requirements and counterparty risk management. Each Fund may hold U.S. government securities, money market instruments, repurchase agreements, and other short-term investments as collateral for derivatives and to manage liquidity. Each Fund is non-diversified, meaning it may invest a relatively high percentage of its assets in a smaller number of counterparties, reference instruments, or positions than a diversified fund.

Concentration Policy. No Fund concentrates its investments in any industry or group of industries, except to the extent that the applicable Underlying ETF's portfolio, or the markets represented by that Underlying ETF, concentrates in a particular industry or group of industries. To the extent that an Underlying ETF's portfolio becomes concentrated in certain sectors, regions, or industries at any time, the applicable Fund may have indirect exposure to the risks associated with those sectors, regions, or industries.

Derivatives and Securities Lending. Each Fund expects to, and under normal circumstances will, invest significantly in derivatives as part of its principal investment strategy. Derivatives will be used to obtain leveraged exposure to the applicable Underlying ETF and the markets reflected in that Underlying ETF, manage portfolio exposures, and facilitate daily rebalancing. The Funds do not expect to engage in securities lending as part of their principal investment strategy.

The Funds, the Trust, and the Adviser are not affiliated with any Underlying ETF sponsor, any Underlying ETF, any Underlying Index Provider, any index tracked by the Underlying ETF, or any of their respective affiliates. Neither any Underlying ETF sponsor, any Underlying ETF, nor any Underlying Index Provider sponsors, endorses, sells, or promotes any Fund.

Manager of Managers Structure

The Fund employs [ ] ("[ ]" or the "Sub-Adviser") as sub-adviser. The Adviser retains overall responsibility, under Board oversight, for the selection, supervision, evaluation, and termination of the sub-adviser. Any sub-advisory fees are paid by the Adviser and not by the Fund. If the Adviser seeks to hire, replace, or materially amend any agreement with an unaffiliated sub-adviser without shareholder approval, it will do so only as permitted by an SEC exemptive order and subject to Board approval. The Fund will provide any required shareholder notices.

Understanding the Funds' Daily Objective and Compounding

What the Funds seek to do. Each Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of its respective Underlying ETF. No Fund seeks to, and no Fund should be expected to, provide 2x the return of its Underlying ETF for periods longer than a single trading day.

What this means for holding periods longer than one day. Each Fund resets its exposure each trading day to target approximately two times the daily move of its Underlying ETF. Over periods longer than one day, a Fund's return is the result of compounding its daily returns and will usually differ in amount, and may differ in direction, from 2x the return of the Fund's Underlying ETF for the same multi-day period.

Why multi-day results differ from 2x. Several factors contribute to this difference:

  Compounding and daily rebalancing. Gains or losses on one day change the base to which the next day's 2x move is applied. This mathematical effect causes outcomes over time that diverge from simply taking 2x of a multi-day Underlying ETF return. Each Fund has a single-day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. The performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from 2x the performance of its Underlying ETF for the same period, before accounting for fees and expenses.

  Underlying ETF volatility. Higher day-to-day variability in an Underlying ETF generally increases the dispersion between a Fund's multi-day return and 2x the Underlying ETF's multi-day return. The effect tends to be more pronounced as volatility rises.

  Underlying ETF trend. When an Underlying ETF trends steadily in one direction with low volatility, a Fund's multi-day return may be closer to, or may exceed, 2x the Underlying ETF's multi-day return. In choppy or range-bound markets, a Fund's multi-day return will often be less than 2x.

  Financing costs and expenses. The cost of maintaining derivatives or other forms of leveraged exposure, together with Fund expenses, reduces returns relative to 2x the Underlying ETF's performance.

  Dividends and corporate actions. Differences between how dividends and corporate events affect an Underlying ETF versus a Fund's instruments and positions may also impact results.

Important holding period note. The Funds are intended for investors who plan to monitor and manage their positions, potentially as frequently as daily. It is possible to lose the entire amount invested in a single day.

Illustration of daily compounding. The table below shows a simple 5-day path. Each Fund achieves exactly 2x of each day's applicable Underlying ETF move before fees and expenses. Even so, the 5-day total return of a Fund does not equal 2x the 5-day total return of its Underlying ETF. This example is hypothetical and for illustration only. It assumes no dividends, no financing costs, and no Fund expenses. If those were included, a Fund's performance would be lower than shown.

Period	Underlying ETF Level	Underlying ETF Daily %	Fund Daily %	Fund NAV
Start	100.00	-	-	100.00
Day 1	102.00	2.0%	4.0%	104.00
Day 2	100.78	-1.2%	-2.4%	101.50
Day 3	104.30	3.5%	7.0%	108.61
Day 4	101.38	-2.8%	-5.6%	102.53
Day 5	103.00	1.6%	3.2%	105.81

Across five days, the applicable Underlying ETF gained approximately 3.0%, while the Fund gained approximately 5.8%, which differs from 2 x 3.0% (about 6.0%).

Additional simulations. The Funds may present other hypothetical paths to show how volatility and trend can affect results. Unless otherwise noted, any such illustrations assume: (a) no dividends; (b) no Fund expenses; and (c) zero percent borrowing or lending rates. If these factors were reflected, results would differ.

Key takeaways for investors.

  Each Fund seeks 2x the daily performance of its Underlying ETF for a single trading day, not for any other period.

  Over time, daily compounding, Underlying ETF volatility, financing costs, and expenses will cause a Fund's returns to deviate from 2x the Underlying ETF's multi-day return.

  If an Underlying ETF is flat over a period, a Fund will likely lose value due to daily rebalancing effects, financing costs, and expenses.

  Investors should actively monitor positions and consider whether frequent rebalancing is appropriate in light of their goals, risk tolerance, and tax considerations.

See the Statement of Additional Information (SAI) for further discussion of leveraged exposure, derivatives usage, and related risks. The SAI is incorporated by reference into this Prospectus.

Principal Risks of Investing in the Funds

The principal risks of investing in the Funds are listed below. Each risk summarized below is regarded as a "principal risk" of investing in at least one Fund, regardless of the order in which it appears. Investing involves risk, including the possible loss of principal. Any of the risks described can adversely affect a Fund's NAV, market price, income, or total return. Some or all of these risks may adversely affect a Fund's NAV per share price, yield, total return, and/or a Fund's ability to achieve its objective.

The risks below could negatively affect the value of your investment in the Funds. Because each Fund seeks to deliver 2x the daily performance of its respective Underlying ETF before fees and expenses, the Funds are subject to additional risks associated with leverage, daily rebalancing, compounding, derivatives, and financing costs.

Leverage Risk (Applicable to all Funds). By design, each Fund uses leverage to target 2x the daily performance of its Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in an Underlying ETF may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

Compounding and Daily Rebalancing Risk (Applicable to all Funds). Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying ETF. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying ETF for the same period, before accounting for fees and expenses. In general, when Underlying ETF volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying ETF is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

Correlation Risk (Applicable to all Funds). Each Fund seeks approximately 2x the daily performance of its Underlying ETF, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying ETF; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying ETF's daily return.

Derivatives Risk (Applicable to all Funds). Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising an Underlying ETF. Such risks include leverage, imperfect correlation with the Underlying ETF, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Counterparty Risk (Applicable to all Funds). Each Fund expects to obtain exposure to its Underlying ETF primarily through derivatives, including swaps and futures. Each Fund is exposed to the risk that a derivatives counterparty or a clearinghouse or futures commission merchant will be unwilling or unable to honor its obligations. A Fund could lose margin or collateral it has posted, experience delays in recovery, or recover less than the full amount owed. Concentration of clearing services among a small number of firms and clearinghouses may increase this risk. Contractual provisions or resolution regimes could delay, limit, or eliminate a Fund's ability to exercise remedies.

Indirect Investment Risk (Unaffiliated Underlying Funds only). Each Unaffiliated Underlying ETF is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying ETF. The Funds have no control over the Underlying ETFs and rely solely on publicly available information about the Underlying ETFs.

Indirect Investment Risk (Affiliated Underlying Funds only). Each Underlying ETF is affiliated with the Trust, the Adviser, and/or an affiliate thereof, but is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions or other actions that might affect the value of the Fund's Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions, or any other rights, with respect to shares of an Underlying ETF. Although affiliated, the Fund does not control the Underlying ETF, including its investment objective, strategies, holdings, fees, policies, or portfolio management practices, and generally relies on information made available about the Underlying ETF. Actions taken by an Underlying ETF, including changes to its investment objective, strategies, holdings, fees, or policies, or other corporate or operational actions, could adversely affect the Fund's performance.

Financing, Margin, and Interest Rate Risk (Applicable to all Funds). Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Non-Diversified Fund Risk (Applicable to all Funds). Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

ETF Risks (Applicable to all Funds). Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
  Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Cash Transactions and Tax Efficiency Risk (Applicable to all Funds). If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives, which can increase transaction costs, cause the Fund to realize taxable gains, and reduce tax efficiency relative to ETFs that rely more heavily on in-kind activity.

Brokerage Commissions and Bid-Ask Spread Risk (Applicable to all Funds). Investors who buy or sell shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.

New Adviser Risk (Applicable to all Funds). The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing a Fund's investment strategy or managing a Fund, including with respect to the Funds' use of derivatives and daily rebalancing.

New Fund Risk (Applicable to all Funds). Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.

Equity Market Risk (Applicable to all Funds except Oil, Natural Gas, Copper, Gold, Silver, Platinum, Palladium, Uranium, All Commodities). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

Foreign Investments, Emerging Markets, Currency, and Market Structure Risk (applicable to All World, Brazil, Chinese Tech, Emerging Markets Core, Europe Equities, Ex-U.S. Equities, India, South Korea, Taiwan, Venezuelan Liberation).Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to foreign investment, emerging market, currency, and market structure risks. Non-U.S. exposure may involve different accounting and disclosure standards, different regulatory regimes, settlement and custody differences, political or social instability, and the risk of expropriation or capital controls. Currency exposures may increase volatility and may reduce returns when the U.S. dollar strengthens. Market structure and trading hour differences may affect pricing, liquidity, and the Fund's ability to obtain exposure at expected times or prices. Because the Fund provides leveraged exposure, these risks may result in proportionally larger declines in the Fund's NAV and market price.

Geographic Classification and Regional Concentration Risk (applicable to Bay Area Based, NYC Based). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to geographic classification and regional concentration risks. The Fund relies on classifications of issuers as being economically tied to a particular region based on factors such as headquarters location, operating footprint, revenue exposure, or other criteria, and such classifications may change over time and may involve judgment. Regional concentration may increase exposure to local economic conditions, state or local regulatory or tax developments, labor and real estate conditions, and region-specific events such as natural disasters or infrastructure disruptions. Because the Fund provides leveraged exposure, adverse developments affecting a regionally concentrated reference asset may result in proportionally larger declines in the Fund's NAV and market price.

China-Related Risk (applicable to China, Chinese Tech, Ex-U.S. Equities). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to China-related risks, including government intervention, regulatory changes, restrictions on capital flows, and limits on market access. Companies associated with China may be subject to evolving legal and regulatory regimes, including restrictions on technology transfer, data practices, or foreign ownership. Certain corporate structures used to obtain exposure to Chinese companies (including variable interest entity structures) may carry additional legal and governance risks. Differences in trading hours and market closures may affect pricing and liquidity. Because the Fund provides leveraged exposure, China-related adverse developments may result in proportionally larger declines in the Fund's NAV and market price.

Venezuela-Related Risk (applicable to Venezuelan Liberation). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to Venezuela-related risks, including political and policy developments, sanctions and other restrictions, and the timing and nature of economic reforms or market openings. Currency and payment restrictions, capital controls, and limited access to counterparties or financing may increase operational complexity. These factors can contribute to increased volatility and uncertainty in the value of the reference asset. Because the Fund provides leveraged exposure, adverse Venezuela-related developments may result in proportionally larger declines in the Fund's NAV and market price.

Export Controls, Sanctions, and Geopolitical Risk (applicable to Data & Surveillance, Drones & Urban Air Mobility, Lithography & Semiconductor Photonics, Longevity Consumer, Ports, Rail & Freight, Shipping & Global Logistics, South Korea, Taiwan, U.S. Energy, U.S. Semiconductors, U.S. Technology, U.S. War Machine). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to export controls, sanctions, and geopolitical risks. Issuers or markets may be affected by sanctions regimes, national security restrictions, or other limitations on cross-border transactions, technology transfer, financing, or counterparties. Compliance can increase costs and constrain business opportunities, and geopolitical tensions or conflicts may disrupt supply chains, reduce demand, increase input costs, and contribute to market volatility. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Regulatory, Legal, and Tax Risk (applicable to Crypto Infrastructure, Digital Banking & Fintech Infrastructure, Longevity Consumer, Mag 7, NYC Based, U.S. Utilities). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to regulatory, legal, and tax risks. Changes in laws, regulations, or regulatory interpretations may affect issuers reflected in the reference asset and may affect the Fund's operations. Regulatory and legal risks may include increased compliance costs, limits on business practices, licensing requirements, enforcement actions, litigation, and changes in taxation. Regulatory outcomes may be uncertain and may differ across jurisdictions. Because the Fund provides leveraged exposure, adverse regulatory or legal developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Government Customer, Procurement, and Policy Risk (applicable to Data & Surveillance, Robots & Humanoids, Space & Satellite Communications, U.S. Biotech, U.S. Industrials, U.S. Manufacturing). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to government customer, procurement, and policy risks to the extent issuers tied to the reference asset derive revenues from government customers or government-related programs. Government budgets, policy priorities, and procurement processes may change, and contracting may involve competitive bidding, performance requirements, and timing risks that can affect profitability and revenue recognition. Because the Fund provides leveraged exposure, adverse developments affecting government-dependent issuers may result in proportionally larger declines in the Fund's NAV and market price.

Energy, Commodity, and Input Cost Volatility Risk (applicable to Ports, Rail & Freight, U.S. Manufacturing, U.S. Materials). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to energy, commodity, and input cost volatility risks. Issuers may be sensitive to prices of energy, commodities, or other key inputs such as metals, battery materials, agricultural commodities, packaging, or transportation services. Input prices can be volatile due to supply and demand imbalances, geopolitical developments, weather, trade policies, and environmental regulation. Because the Fund provides leveraged exposure, adverse developments affecting input-cost-sensitive issuers may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Market and Volatility Risk (applicable to Coffee & Energy Drinks, Commodities, Copper, Gold, High Voltage Grid Equipment ETF, Palladium, Platinum, Silver, U.S. Energy, U.S. Materials, Uranium, Venezuelan Liberation). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to commodity market and volatility risks. Commodity prices can be highly volatile due to supply and demand conditions, geopolitical events, weather, inventory levels, technological change, and macroeconomic conditions, and commodity markets may experience rapid price movements. Because the Fund provides leveraged exposure, adverse commodity-related movements affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Energy Markets and Oil & Gas Risk (applicable to Natural Gas, Natural Gas Power & Turbines, Oil, U.S. War Machine). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to oil and natural gas market risks. Oil and natural gas prices can be volatile due to changes in production levels, inventory conditions, policy decisions, weather, infrastructure constraints, and geopolitical events, and may be affected by changes in demand or energy transition policies. Because the Fund provides leveraged exposure, adverse movements affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Futures, Roll Yield, and ETP Structure Risk (applicable to Commodities, Copper, Natural Gas, Oil). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with commodities exposure obtained through futures and ETP structures. Rolling futures contracts may produce returns that differ from spot price changes, including due to negative roll yield in certain market conditions. Futures markets may also be affected by position limits, liquidity constraints, margin requirements, and the availability of suitable contracts. Because the Fund provides leveraged exposure, these risks may result in proportionally larger declines in the Fund's NAV and market price.

Physical Precious Metals Trust Structure, Custody, and Pricing Risk (applicable to Gold, Palladium, Platinum, Silver). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to custody, trust-structure, and pricing risks associated with physical precious metals products. Custody and safekeeping arrangements, insurance, and operational risks at custodians or sub-custodians may affect such products, and fees and expenses may reduce the amount of metal attributable per Share over time. Pricing sources and trading market conditions can affect the relationship between Share prices and the value of underlying metal holdings. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Environmental Regulation, Energy Transition, and Climate Risk (applicable to Bay Area Based, Coffee & Energy Drinks, Crypto Infrastructure, Natural Gas Power & Turbines, Ports, Rail & Freight, Shipping & Global Logistics, U.S. Energy, U.S. Materials, U.S. Utilities, U.S. War Machine). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to environmental regulation, energy transition, and climate risks. Regulatory developments may affect issuers through compliance costs, permitting outcomes, product standards, and changes in demand. Extreme weather events and climate-related disruptions can damage assets, interrupt operations and supply chains, and increase insurance and remediation costs. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Supply Chain, Manufacturing, and Operational Execution Risk (applicable to Aerospace & Commercial Aviation, AI Cybersecurity, Coffee & Energy Drinks, Data & Surveillance, Drones & Urban Air Mobility, Genomics & Precision Medicine, High Voltage Grid Equipment ETF, Lifestyle Brands, Lithography & Semiconductor Photonics, Mag 7, Natural Gas Power & Turbines, Ports, Rail & Freight, Robots & Humanoids, Shipping & Global Logistics, Space & Satellite Communications, Travel & Leisure, U.S. Consumer Staples, U.S. Manufacturing, U.S. Semiconductors, U.S. Utilities). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to supply chain, manufacturing, and operational execution risks. Issuers may face constraints from limited suppliers, long lead times, quality-control issues, labor availability, and capacity limitations. Execution challenges can lead to delays, cost overruns, warranty claims, recalls, or lost market share, and operational disruptions can reduce revenue and cash flow. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Energy Infrastructure, Project Development, Permitting, and Execution Risk (applicable to Battery Energy Storage Systems, High Voltage Grid Equipment ETF, Natural Gas Power & Turbines, U.S. Utilities). Through its exposure to the Underlying ETP (including any Underlying ETF) and the Fund's reference asset, the Fund is exposed to energy infrastructure project risks, including development, permitting, interconnection, construction, and execution risks. Projects may be delayed, downsized, or cancelled due to financing conditions, cost inflation, supply constraints, or regulatory changes. Equipment failures, warranty claims, and service execution challenges may also affect results. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Battery Materials and Safety Risk (applicable to Battery Energy Storage Systems). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting battery technologies and related value chains. These may include supply constraints and price volatility for battery materials and components, dependence on limited sources, and safety and reliability risks (including thermal events) that can lead to recalls, warranty claims, litigation, and reputational harm. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Transportation, Logistics, Trade, and Travel Demand Risk (applicable to Crypto Infrastructure, Longevity Consumer, Travel & Leisure). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting transportation, logistics, and travel-related industries to the extent reflected in the reference asset. These industries may be sensitive to economic cycles, global trade flows, consumer and business spending, and capacity conditions, and may be affected by disruptions, accidents, infrastructure failures, labor constraints, public health events, and regulation. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Aerospace, Aviation Safety, Certification, and Disruption Risk (applicable to Aerospace & Commercial Aviation, Drones & Urban Air Mobility). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting aerospace and aviation-related issuers, including certification and regulatory approval risks, manufacturing quality risks, and program execution risks. Delays or failures in testing, certification, or production ramp can lead to cost overruns, penalties, delivery deferrals, and reduced demand. Safety incidents can result in groundings, higher compliance costs, litigation, and reputational harm. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Space and Satellite Industry Risk (applicable to Space & Satellite Communications). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting space and satellite-related issuers, including launch and deployment risks, mission failure, and technical performance risks. The industry can involve significant capital requirements, long development timelines, and uncertain payback periods, and may be subject to spectrum and licensing requirements. Space debris and collision hazards may impair operations or increase costs. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Technology Change, Innovation, and Competitive Dynamics Risk (applicable to AGIX, AI Cybersecurity, Battery Energy Storage Systems, Bay Area Based, Data & Surveillance, Genomics & Precision Medicine, IP Licensing & Royalties, Lifestyle Brands, Mag 7, Quantum Computing, Robots & Humanoids, Sports Betting & Gambling, U.S. Biotech, U.S. Technology). Through its exposure to the Underlying ETF (and the Fund's reference assets, the Fund is exposed to risks affecting technology- and innovation-driven issuers. These companies may face rapid technological change, product obsolescence, changing standards, shifting customer preferences, and intense competition, and may depend on research and development, commercialization timelines, and adoption that can be uncertain and capital intensive. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

AI, Algorithms, Data Quality, and Automation Risk (applicable to AGIX, AI Cybersecurity, Data & Surveillance, Genomics & Precision Medicine, Longevity Consumer, Mag 7). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks arising from reliance on AI models, automated systems, and algorithmic decision-making. Outputs may be inaccurate, biased, or otherwise flawed, and performance may depend on data quality, availability, and timeliness and may degrade under new conditions. Regulatory scrutiny and public concerns may increase compliance costs or restrict practices. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Cybersecurity, Data Breach, Privacy, and Fraud Risk (applicable to Crypto Infrastructure, Data & Surveillance, Digital Banking & Fintech Infrastructure, Mag 7, Sports Betting & Gambling, U.S. Utilities). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to cybersecurity, data breach, privacy, and fraud risks. Cyberattacks, security breaches, service disruptions, or unauthorized disclosure of data can result in operational disruption, regulatory investigations, litigation, remediation expenses, loss of customers, and reputational harm. Increased scrutiny of privacy and data-use practices may restrict activities or increase compliance costs, and fraud can increase losses and reduce confidence. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor and Advanced Computing Supply Chain Risk (applicable to Lithography & Semiconductor Photonics, U.S. Semiconductors, U.S. Technology). Through its exposure to the Underlying ETP (including any Underlying ETF) and the Fund's reference asset, the Fund is exposed to risks affecting semiconductor and advanced computing supply chains, including cyclical demand, inventory cycles, customer capital spending, long lead times, technology transitions, and pricing pressure. Export controls and geopolitical developments may affect access to markets, manufacturing capacity, equipment, or inputs. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Financial Services, Consumer Lending, Payments, and Fintech Risk (applicable to Buy Now Pay Later, Crypto Infrastructure, Digital Banking & Fintech Infrastructure, India, NYC Based, U.S. Financials). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting financial services and fintech business models, including credit losses, underwriting risk, and changes in consumer payment behavior. Delinquencies and charge-offs may rise in downturns or higher-rate environments. Certain models may depend on funding markets, securitization, or bank partnerships, and disruptions or higher funding costs can reduce growth or profitability. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Crypto Infrastructure and Digital Asset Ecosystem Risk (applicable to Crypto Infrastructure). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting crypto and digital-asset-related industries, including regulatory and legal uncertainty, market volatility, fraud, market manipulation, cybersecurity incidents, and operational failures at platforms or counterparties. Disruptions in banking access or payment rails, protocol changes, or forks may affect adoption and revenues. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Intellectual Property, Licensing, and Litigation Risk (applicable to Genomics & Precision Medicine, IP Licensing & Royalties, Lifestyle Brands, Space & Satellite Communications, U.S. Industrials).

Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with intellectual property ownership, monetization, and enforcement. Licensing revenues may be uncertain and may depend on limited patents, licensees, products, or markets and may be affected by substitution, workarounds, or patent expiration. IP rights may be challenged or narrowed, and litigation can involve high costs, long timelines, and uncertain outcomes. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Sports Betting and Gambling Industry Risk (applicable to Sports Betting & Gambling). Through its exposure to the Underlying ETF and the Fund's reference assets the Fund is exposed to risks affecting sports betting and gambling businesses, including evolving regulatory frameworks, licensing requirements, tax rates and fees, advertising restrictions, and enforcement activity that may vary by jurisdiction. Issuers may face high customer acquisition costs and competitive pressure, and responsible gaming requirements, litigation, and reputational considerations may increase costs or restrict practices. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Consumer Products, Brands, Demand, and Regulatory Risk (applicable to Beauty, Skincare & Aesthetic, Buy Now Pay Later, Coffee & Energy Drinks, Lifestyle Brands, Longevity Consumer, Travel & Leisure, U.S. Consumer Discretionary, U.S. Consumer Staples). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting consumer-facing companies, including changes in consumer preferences and brand relevance, competition, pricing and margin pressure, and higher promotional costs. Demand may be sensitive to economic conditions, consumer confidence, and seasonality. Companies may face product safety, regulatory, and recall risks, and may be affected by distribution channels, inventory management, sourcing, and logistics. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Biotechnology, Health Care, Clinical, and Regulatory Risk (applicable to Genomics & Precision Medicine, U.S. Biotech, U.S. Industrials). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting biotechnology and health care companies, including clinical development and regulatory approval risks, the risk that products are not approved or do not achieve desired outcomes, and uncertainty in adoption and reimbursement. Changes in health care policy, regulation, or pricing practices may affect profitability, and research and development costs can be significant. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

SPV, SPAC, and Private Investment Risk (applicable to AGIX, Space & Satellite Communications, U.S. War Machine). Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with SPVs, private investments, and SPAC-related exposures to the extent reflected in the reference asset or related instruments. These investments may involve limited transparency, reduced liquidity, and heightened valuation risk and may be difficult to value or sell at desired times or prices. SPAC-related exposures may be sensitive to deal timing and completion risk and may be volatile during transaction processes or following business combinations. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

PORTFOLIO HOLDINGS INFORMATION

The Fund's complete portfolio holdings will be made available on the Fund's website at www.corgifunds.com on each business day, consistent with applicable SEC requirements (including Rule 6c-11). A full description of the Fund's policies and procedures regarding disclosure of portfolio holdings is provided in the Fund's Statement of Additional Information (the "SAI").

MANAGEMENT

Investment Adviser

Corgi Strategies, LLC (the "Adviser"), located at 425 Bush St, Suite 500, San Francisco, CA 94104, is a Delaware limited liability company registered with the SEC as an investment adviser and serves as investment adviser to each Fund. The Adviser was founded in July 2025, and as of [ ], has $[ ] in assets under management and serves as the investment adviser for [ ] other registered funds.

The Adviser is responsible for overall portfolio management and administration of each Fund pursuant to an investment advisory agreement with Corgi ETF Trust I (the "Trust") (the "Advisory Agreement"). In addition to executing portfolio transactions, the Adviser may arrange for, and oversee, service providers performing transfer agency, custody, fund administration/accounting, distribution, and other services necessary for each Fund's operations.

For its services to each Fund, each Fund pays the Adviser a unitary management fee, calculated daily and paid monthly, from the Fund's average daily net assets. Under the Advisory Agreement, the Adviser pays substantially all of the Fund's expenses except for: the advisory fee itself; interest charges on borrowings; taxes; brokerage commissions and other expenses related to buying and selling portfolio investments; dividends and other expenses on securities sold short; acquired fund fees and expenses; any accrued deferred tax liability; distribution fees and expenses under any Rule 12b-1 plan; litigation and other extraordinary expenses; and any other expenses the Fund is responsible for under the Advisory Agreement (collectively, the "Excluded Expenses").

Additional information about portfolio transactions, brokerage selection, and research services is provided in the SAI under Brokerage Transactions.

Trading Sub-Adviser

[ ] ("[ ]"), located at [ ], serves as trading sub-adviser to each Fund, pursuant to an Investment Sub-Advisory agreement (the "Sub-Advisory Agreement"). Subject to the oversight and authority of the Board, the Adviser is responsible for the overall management of the Fund's affairs.[ ] is responsible for trading portfolio securities for the Fund. As compensation for the sub-advisory services it provides to the Fund, the Adviser will pay [ ] a sub-advisory fee pursuant to the Investment Sub-Advisory Agreement. Any sub-advisory fees are paid by the Adviser and not by the Fund.

Advisory Agreement

A discussion of the basis for the Board's approval of the Advisory Agreement and Sub-Advisory Agreement will appear in the Fund's Semi-Annual Report to shareholders for the period ended June 30, 2026, on Form N-CSR.

Portfolio Managers

The individual primarily responsible for the day-to-day management of each Fund is [ ], Portfolio Manager, who has served in this role since 2025.

Additional information regarding the portfolio manager's compensation, other accounts managed, and ownership of Shares is provided in the Fund's SAI.

HOW TO BUY AND SELL SHARES

The Fund issues and redeems shares of the Fund ("Shares") only in large blocks called "Creation Units," at a Fund's net asset value ("NAV") next determined after an order is accepted. Only authorized participants ("APs"), who must be members or participants of a registered clearing agency and must have an executed participant agreement with a Fund's distributor and transfer agent, may transact in Creation Units directly with the Fund. Once created, Shares may be bought and sold in the secondary market in amounts less than a Creation Unit.

Most investors buy and sell shares in secondary-market transactions through brokers. Shares are expected to be listed for trading on [ ] (the "Exchange") and can be bought and sold throughout the trading day at market prices. Investors may pay customary brokerage commissions and, because secondary-market transactions occur at market prices, investors may pay more than NAV when buying Shares and receive less than NAV when selling Shares.

Book Entry

Shares are held only in book-entry form. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding Shares. Beneficial ownership of Shares is shown on the records of DTC or its participants (e.g., brokers, banks, and other financial institutions). As a beneficial owner, you will not receive physical certificates and must rely on DTC and its participants to exercise rights associated with owning Shares, consistent with standard "street name" procedures.

Frequent Purchases and Redemptions of Shares

The Funds do not impose restrictions on the frequency of purchases and redemptions of Shares. Purchases and redemptions by APs are integral to the ETF arbitrage mechanism and help keep market prices of Shares close to NAV. The Board has considered the potential for frequent purchases and redemptions, particularly for cash, to increase portfolio transaction costs, tracking difference, and realized capital gains, and has approved policies to mitigate these effects, including fair-value pricing and the imposition of transaction fees on Creation Unit purchases and redemptions designed to cover a Fund's costs. Each Fund and the Adviser reserve the right to reject any purchase order at any time.

Determination of Net Asset Value

The Fund's NAV is calculated as of the close of regular trading on [ ] (normally 4:00 p.m. Eastern Time) on each day the Exchange is open for business. NAV is computed by dividing the Fund's net assets by the number of Shares outstanding.

In determining NAV, portfolio securities and other assets are generally valued at market value using quotations, last sale prices, or values supplied by a pricing service or market makers. When such information is unavailable or is deemed unreliable, the affected investments are valued at fair value pursuant to the Fund's valuation procedures.

Fair Value Pricing

The Board has designated the Adviser as each Fund's "valuation designee" under Rule 2a-5 of the 1940 Act, subject to the Board's oversight. The Adviser has adopted valuation policies and procedures to determine, in good faith, the fair value of investments for which market quotations are not readily available or are considered unreliable (for example, following a trading halt or when a primary pricing source fails to provide data). In making fair-value determinations, the Adviser may consider all reasonably available information deemed relevant, including issuer-specific data, market conditions, recent trading activity, and the circumstances that triggered the need for fair value. Because fair value determinations involve judgments, the prices assigned may differ from values realized upon sale.

Investments by Other Registered Investment Companies in the Fund

Investments by registered investment companies in a Fund are subject to the limits of Section 12(d)(1) of the 1940 Act and related rules. Other registered investment companies may invest in the Fund beyond the Section 12(d)(1) limits in accordance with applicable SEC rules (e.g., Rule 12d1-4) and conditions, which may include entering into a fund-of-funds investment agreement with the Fund.

Delivery of Shareholder Documents - "Householding"

Certain intermediaries may offer "householding," a method of delivery under which a single copy of shareholder documents is sent to investors sharing an address, even if accounts are registered in different names. If you wish to enroll in, or to change your householding election, please contact your broker-dealer or other financial intermediary.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

Dividends and Distributions

Each Fund intends to pay dividends and interest income, if any, annually, and to distribute any net realized capital gains to shareholders at least annually. Each Fund will declare and pay income and capital gain distributions, if any, in cash. Cash distributions may be reinvested in additional whole Shares only if the broker through whom you hold Shares offers that option. Your broker is responsible for delivering any income and capital gain distributions to you.

Taxes

The following discussion summarizes certain U.S. federal income tax considerations that generally apply to investments in a Fund. Your situation may differ. You should consult your tax adviser regarding the tax consequences of investing in Shares, including the application of foreign, state, and local tax laws.

The Fund intends to qualify each year as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund satisfies minimum distribution requirements, a RIC is generally not subject to fund-level federal income tax on income and gains that are timely distributed to shareholders. If a Fund were to fail to qualify as a RIC or fail to meet the distribution requirements (and no relief were available), it could be subject to fund-level taxation, which would reduce income available for distribution.

Unless your Shares are held through a tax-exempt entity or tax-advantaged account (such as an IRA), you should consider potential tax consequences when a Fund makes distributions, when you sell Shares on the Exchange, and (for institutional investors only) when you purchase or redeem Creation Units.

This general discussion is based on the Code and applicable Treasury regulations in effect on the date of this Prospectus. New legislation, administrative guidance, or court decisions may materially change these conclusions and may apply retroactively.

Taxes on Distributions

For federal income tax purposes, distributions of the Fund's net investment income are generally taxable to shareholders as ordinary income or as qualified dividend income. Tax treatment of distributions of net capital gains (if any) depends on how long the Fund held the investments that generated such gains, not on how long you have held your Shares. Sales of assets held by the Fund for more than one year generally produce long-term capital gains or losses; sales of assets held for one year or less generally produce short-term capital gains or losses. Distributions that the Fund reports as capital gain dividends ("Capital Gain Dividends") are taxable to shareholders as long-term capital gains. Distributions of short-term capital gains are generally taxable to shareholders as ordinary income. Dividends and distributions are generally taxable to you whether received in cash or reinvested in additional Shares.

Distributions a Fund reports as "qualified dividend income" are generally taxed to non-corporate shareholders at the rates applicable to long-term capital gains, provided holding-period and other requirements are met. "Qualified dividend income" generally includes dividends from U.S. corporations and from certain qualified foreign corporations (including those incorporated in a U.S. possession, eligible for benefits under a comprehensive U.S. income tax treaty, or whose stock is readily tradable on an established U.S. market). Corporate shareholders may be eligible for a dividends-received deduction with respect to portions of dividends attributable to qualifying dividends the Fund receives from U.S. corporations, subject to applicable limitations.

Shortly after the close of each calendar year, you will receive information describing the character of distributions you received from the distributing Fund.

In addition to federal income tax, certain individuals, trusts, and estates are subject to a 3.8% Net Investment Income ("NII") tax. This tax is imposed on the lesser of: (i) net investment income (as reduced by properly allocable deductions) or (ii) the excess of modified adjusted gross income over specified thresholds ($250,000 for married filing jointly, $200,000 for single filers, and $125,000 for married filing separately). The Fund's distributions and any capital gains realized on a sale or redemption of Shares are generally included in net investment income for purposes of the NII tax.

In general, distributions are taxable to you in the year paid. However, certain distributions paid in January may be treated as paid on December 31 of the year prior. In general, distributions are taxable even if they are paid from income or gains earned by the Fund before you purchased Shares (and thus were reflected in the Shares' NAV at the time of purchase).

You may want to avoid purchasing Shares immediately before a dividend or other distribution, since the distribution will generally be taxable to you even if, in economic terms, it represents a return of part of your investment.

If you are neither a U.S. citizen nor a U.S. resident (or are a foreign entity), distributions (other than Capital Gain Dividends) will generally be subject to U.S. withholding tax at a 30% rate, unless a lower treaty rate applies. Under certain circumstances, a Fund may report all or a portion of a dividend as an "interest-related dividend" or a "short-term capital gain dividend," which would generally be exempt from this 30% withholding tax, provided other requirements are met.

The Foreign Account Tax Compliance Act ("FATCA") may require a Fund to withhold a 30% tax (generally not refundable) from distributions of net investment income made to: (A) certain foreign financial institutions that do not satisfy applicable FATCA reporting or due-diligence requirements (or that are not treated as compliant under an applicable intergovernmental agreement), and (B) certain non-financial foreign entities that do not provide required information regarding substantial U.S. owners. FATCA may also affect the Fund's returns on foreign investments or a shareholder's returns if Shares are held through a foreign intermediary. Consult your tax adviser regarding FATCA's application and any related certification, compliance, reporting, and withholding obligations.

Each Fund (or a financial intermediary, such as a broker, through which a shareholder holds Shares) is generally required to withhold and remit to the U.S. Treasury a portion of taxable distributions and sale or redemption proceeds if the shareholder fails to furnish a correct taxpayer identification number, has underreported certain interest or dividend income, or fails to certify that they are not subject to such withholding.

Taxes When Shares are Sold on the Exchange

Any capital gain or loss realized upon a sale of Shares generally is treated as long-term capital gain or loss if Shares have been held for more than one year, and as short-term capital gain or loss if Shares have been held for one year or less. However, a capital loss on Shares held six months or less is treated as long-term to the extent of Capital Gain Dividends received with respect to such Shares. Losses are disallowed to the extent you acquire (including through dividend reinvestment) substantially identical Shares within a 61-day period beginning 30 days before and ending 30 days after the sale.

Taxes on Purchases and Redemptions of Creation Units

An authorized participant ("AP") whose functional currency is the U.S. dollar and who exchanges securities for Creation Units generally recognizes gain or loss equal to the difference between (i) the value of the Creation Units at the time of the exchange and (ii) the AP's aggregate basis in the securities delivered plus any cash paid. An AP that exchanges Creation Units for securities will generally recognize gain or loss equal to the difference between (i) the AP's basis in the Creation Units and (ii) the aggregate U.S. dollar market value of the securities received plus any cash received. The IRS may assert that a loss realized upon an exchange of securities for Creation Units is not currently deductible (e.g., under the "wash sale" rules for an AP not marking to market, or on the theory that there was no significant change in economic position). APs should consult their own tax advisers about the application of wash sale rules and the timing of any loss deductions.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares comprising the Creation Units were held for more than one year, and as short-term capital gain or loss if held for one year or less.

A Fund may include a payment of cash in addition to, or in place of, delivering a basket of securities when redeeming Creation Units. To raise cash for such redemptions, the Fund may sell portfolio securities, potentially recognizing investment income and/or capital gains or losses it might not have recognized if the redemption had been satisfied entirely in kind. As a result, including cash in redemption proceeds can reduce the Fund's tax efficiency.

The foregoing discussion summarizes some possible consequences under current federal tax law of investing in a Fund. It is not a substitute for personal tax advice. You may also be subject to foreign, state, and local taxes on Fund distributions and on sales of Shares. Consult your tax adviser regarding the tax consequences of investing in Shares under all applicable laws. For additional information, see "Federal Income Taxes" in the SAI.

DISTRIBUTION

[ ] (the "Distributor"), each Fund's distributor, is a broker-dealer registered with the SEC, serves as the Fund's distributor for Creation Units on an agency basis and does not make a secondary market in Shares. The Distributor does not set Fund policies or select the portfolio securities of the Fund. The Distributor's principal address is [ ].

The Board has adopted a Distribution (Rule 12b-1) Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, a Fund is authorized to pay up to 0.25% of its average daily net assets each year for distribution-related services in connection with the sale and distribution of its Shares.

The Funds do not currently pay Rule 12b-1 fees and there are no current plans to impose such fees. If Rule 12b-1 fees are charged in the future, because they are paid from Fund assets on an ongoing basis, these fees would increase the cost of your investment over time and may exceed certain other types of sales charges.

PREMIUM/DISCOUNT INFORMATION

When available, information about how often Shares traded on the Exchange at a price above (at a premium to) or below (at a discount to) the Fund's NAV will be provided on the Fund's website at www.corgifunds.com.

ADDITIONAL NOTICES

Shares are not sponsored, endorsed, or promoted by the Exchange. The Exchange is not responsible for, and has not participated in, the determination of the timing, prices, or quantities of Shares to be issued, nor in the determination or calculation of any equation by which to determine redeemability of Shares. The Exchange has no duty or liability to shareholders for the administration, marketing, or trading of the Shares.

Without limiting the foregoing, in no event shall the Exchange have any liability for lost profits or for indirect, punitive, special, or consequential damages, even if advised of the possibility of such damages.

The Adviser and the Fund make no representation or warranty, express or implied, to owners of Shares or to the public regarding the advisability of investing in securities generally or in the Fund specifically, or regarding the ability of the Fund to achieve its investment objective of providing two times (2x) the daily performance of the Underlying ETF or the performance of the Underlying ETF itself.

"Vanguard," "Vanguard Total World Stock Index Fund ETF," "VT," "Vanguard FTSE Emerging Markets Stock Index Fund ETF," "VWO," "Vanguard FTSE Europe ETF," "VGK," "Vanguard Total International Stock ETF," "VXUS," "Vanguard Total Stock Market ETF," "VTI,""Vanguard S&P 500 ETF," VOO,""Vanguard Small-Cap ETF," "VB," "Vanguard Mid-Cap ETF," "VO," "Vanguard Mega Cap Growth ETF," "MGK," and "Vanguard Growth ETF," "VUG" are trademarks of The Vanguard Group, Inc. ("Vanguard"). Vanguard is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"BlackRock," "iShares," "iShares Gold Trust," "IAU," "iShares MSCI India ETF," "INDA," "iShares MSCI Brazil ETF," "EWZ," "iShares China Large-Cap ETF," "FXI," "iShares MSCI South Korea ETF," "EWY," "iShares MSCI Taiwan ETF," "EWT," and "iShares Micro-Cap ETF," "IWC" are trademarks of BlackRock, Inc. and/or its affiliates ("BlackRock"). BlackRock is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"KraneShares," "KraneShares CSI China Internet ETF," "KWEB", "KraneShares Artificial Intelligence & Technology ETF," and, "AGIX" are trademarks of Krane Funds Advisors, LLC ("Krane"). Krane is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"GraniteShares," "GraniteShares Platinum Trust," and "PLTM" are trademarks of GraniteShares, Inc. ("GraniteShares"). GraniteShares is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"abrdn," "abrdn Physical Silver Shares ETF," "SIVR," "abrdn Physical Palladium Shares ETF," and "PALL" are trademarks of abrdn plc and/or its affiliates ("abrdn"). abrdn is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"Sprott," "Sprott Physical Copper Trust," "SPHCF," "Sprott Physical Uranium Trust," and "SRUUF" are trademarks of Sprott Inc. and/or its affiliates ("Sprott"). Sprott is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"Global X," "Global X U.S. Infrastructure Development ETF," and "PAVE" are trademarks of Global X Management Company LLC ("Global X"). Global X is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"Invesco," "Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF," and "PDBC" , are trademarks of Invesco Capital Management LLC ("Invesco"). Invesco is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"USCF," "United States Oil Fund," "USO," "United States Natural Gas Fund," and "UNG" are trademarks of United States Commodity Funds LLC. and/or its affiliates ("USCF"). United States Commodity Funds LLC is not affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and does not sponsor, endorse, sell or promote the Fund.

"SPDR," "SPDR S&P Biotech ETF," "XBI," "Consumer Discretionary Select Sector SPDR Fund," "XLY," "Consumer Staples Select Sector SPDR Fund," "XLP," "Energy Select Sector SPDR Fund," "XLE," "Financial Select Sector SPDR Fund," "XLF," "Health Care Select Sector SPDR Fund," "XLV," "Industrial Select Sector SPDR Fund," "XLI," "Materials Select Sector SPDR Fund," "XLB," "Real Estate Select Sector SPDR Fund," "XLRE," "SPDR S&P Regional Banking ETF," "KRE," "SPDR S&P Semiconductor ETF," "XSD," "Technology Select Sector SPDR Fund," "XLK," and "Utilities Select Sector SPDR Fund," "XLU" are trademarks of Standard & Poor's Financial Services LLC ("S&P") and/or its affiliates and are used under license by State Street Corporation. Neither S&P nor State Street is affiliated with the Fund, the Trust, the Adviser, or the Sub-Adviser and neither sponsors, endorses, sells or promotes the Fund.

This Prospectus relates solely to the Shares of the Fund and not to any Unaffiliated Underlying Fund. All information regarding Unaffiliated Underlying Funds is derived from publicly available sources, and neither the Fund, the Trust, the Adviser, nor the Sub-Adviser has independently verified such information or participated in its preparation.

FINANCIAL HIGHLIGHTS

This section ordinarily presents Financial Highlights to help you understand each Fund's performance over its operating period. Because the Fund has not commenced operations as of the date of this Prospectus, no Financial Highlights are shown.

The Funds

Adviser

Corgi Strategies, LLC

425 Bush St, Suite 500

San Francisco, CA 94104

Sub-Adviser

[ ]

Distributor

[ ]

Independent Registered Public Accounting Firm

[ ]

Administrator, Fund Accountant, and Transfer Agent

[ ]

Custodian

[ ]

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION

SUBJECT TO COMPLETION

January 29, 2026

THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Fund

All World 2x Daily ETF

Brazil 2x Daily ETF

China 2x Daily ETF

Chinese Tech 2x Daily ETF

Emerging Markets 2x Daily ETF

Europe Equities 2x Daily ETF

Ex-U.S. Equities 2x Daily ETF

Gold 2x Daily ETF

India 2x Daily ETF

U.S. Large-Cap 2x Daily ETF

U.S. Mega-Cap 2x Daily ETF

U.S. Mid-Cap 2x Daily ETF

Platinum 2x Daily ETF

Silver 2x Daily ETF

U.S. Small-Cap 2x Daily ETF

South Korea 2x Daily ETF

Taiwan 2x Daily ETF

Total U.S. Market 2x Daily ETF

U.S. Biotech 2x Daily ETF

U.S. Consumer Discretionary 2x Daily ETF

U.S. Consumer Staples 2x Daily ETF

U.S. Energy 2x Daily ETF

U.S. Financials 2x Daily ETF

U.S. Growth 2x Daily ETF

U.S. Healthcare 2x Daily ETF

U.S. Industrials 2x Daily ETF

U.S. Manufacturing 2x Daily ETF

U.S. Materials 2x Daily ETF

U.S. Micro-Cap 2x Daily ETF

U.S. Real Estate 2x Daily ETF

U.S. Regional Banks 2x Daily ETF

U.S. Semiconductors 2x Daily ETF

U.S. Technology 2x Daily ETF

U.S. Utilities 2x Daily ETF

Copper 2x Daily ETF

All Commodities 2x Daily ETF

Oil 2x Daily ETF

Natural Gas 2x Daily ETF

Uranium 2x Daily ETF

Palladium 2x Daily ETF

Aerospace & Commercial Aviation 2x Daily ETF

AI Cybersecurity 2x Daily ETF

Battery Energy Storage Systems 2x Daily ETF

Bay Area Based 2x Daily ETF

Beauty, Skincare & Aesthetics 2x Daily ETF

Coffee & Energy Drinks 2x Daily ETF

Crypto Infrastructure 2x Daily ETF

Data & Surveillance 2x Daily ETF

Genomics & Precision Medicine 2x Daily ETF

High Voltage Grid Equipment 2x Daily ETF

Lifestyle Brands 2x Daily ETF

Longevity Consumer 2x Daily ETF

Natural Gas Power & Turbines 2x Daily ETF

NYC Based 2x Daily ETF

Ports, Rail & Freight 2x Daily ETF

Quantum Computing 2x Daily ETF

Robots & Humanoids 2x Daily ETF

Shipping & Global Logistics 2x Daily ETF

Sports Betting & Gambling 2x Daily ETF

Travel & Leisure 2x Daily ETF

Venezuelan Liberation 2x Daily ETF

U.S. War Machine 2x Daily ETF

Buy Now Pay Later 2x Daily ETF

Space & Satellite Communications 2x Daily ETF

Mag 7 2x Daily ETF

IP Licensing & Royalties 2x Daily ETF

Drones & Urban Air Mobility 2x Daily ETF

Lithography & Semiconductor Photonics 2x Daily ETF

Digital Banking & Fintech Infrastructure 2x Daily ETF

AGIX 2x Daily ETF

(each, a "Fund" and collectively "the Funds") each listed on [ ]

STATEMENT OF ADDITIONAL INFORMATION

April [ ], 2026

This Statement of Additional Information ("SAI") is not a prospectus and should be read together with the Prospectuses for the Funds, each a series of Corgi ETF Trust I (the "Trust"), dated April [ ], 2026, as they may be supplemented from time to time (each, a "Prospectus"). Unless noted otherwise, capitalized terms used in this SAI have the same meanings as in the applicable Prospectus. A copy of a Prospectus may be obtained without charge by email to contact@corgifunds.com, visiting www.corgifunds.com, or writing to the Trust, c/o 425 Bush St, Suite 500, San Francisco, CA 94104.

The Funds' audited financial statements for the most recent fiscal year, when available, will be incorporated into this SAI by reference to the Funds' most recent annual report on Form N-CSR. You can obtain a copy of the Certified Shareholder Report free of charge by contacting the Fund at the mailing address or email listed above.

TABLE OF CONTENTS

General Information about the Trust
Additional Information about Investment Objectives, Policies, and Related Risks
Description of Permitted Investments
Investment Restrictions
Exchange Listing and Trading
Management of the Trust
Principal Shareholders, Control Persons and Management Ownership
Codes of Ethics
Proxy Voting Policies
Investment Adviser
Portfolio Managers
The Distributor
Administrator
Transfer Agent and ETF Order Management
Custodian
Independent Registered Public Accounting Firm
Portfolio Holdings Disclosure Policies and Procedures
Description of Shares
Limitation of Trustees' Liability
Brokerage Transactions
Portfolio Turnover Rate
Book Entry Only System
Purchase and Redemption of Shares in Creation Units
Determination of NAV
Dividends and Distributions
Federal Income Taxes
Financial Statements

GENERAL INFORMATION ABOUT THE TRUST

The Trust is an open-end management investment company with multiple series, including the Funds. This SAI relates to the Funds. The Trust is a Delaware statutory trust formed on July 15, 2025. The Trust is registered with the U.S. Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (together with the rules and regulations thereunder, the "1940 Act"), as an open-end management investment company, and the offering of shares of beneficial interest ("Shares") is registered under the Securities Act of 1933, as amended (the "Securities Act"). The Trust is governed by its Board of Trustees (the "Board"). The funds seek daily investment results, before fees and expenses, that correspond to 2x the daily performance of its Reference Asset. The Funds are leveraged ETFs that seek 2x the daily performance of its respective reference asset. Corgi Strategies, LLC (the "Adviser") will serve as investment adviser to the Funds.

The Funds seek daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of their Reference Asset. Each Fund resets its exposure each trading day to target approximately two times its Reference Asset's daily move and should not be expected to provide 2x the return of its Reference Asset for periods longer than a single day. Because of daily compounding, Reference Asset volatility, financing costs, and expenses, each Fund's results over periods longer than a day will usually differ in amount, and may differ in direction, from its Reference Asset's multi-day return. Each Fund expects to obtain leveraged exposure primarily through derivatives (for example, total return swaps and futures) and to rebalance exposure daily. It is possible to lose the full value of an investment in a Fund in a single day.

Each Fund offers and issues Shares at their net asset value ("NAV") only in aggregations of a specified number of Shares (each, a "Creation Unit"). A Fund generally issues and redeems Creation Units in exchange for a basket of securities ("Deposit Securities") together with a specified cash payment (the "Cash Component"). The Trust may permit or require the substitution of a cash amount ("Deposit Cash") in lieu of some or all Deposit Securities. Shares are expected to be listed on the Exchange and trade on the Exchange at market prices, which may differ from NAV. Shares are redeemable only in Creation Unit aggregations and, in general, in exchange for portfolio securities and a specified cash payment, or instead, entirely for cash. As a practical matter, mostly only institutions or large investors, known as "Authorized Participants" or "APs," purchase or redeem Creation Units. Except when aggregated in Creation Units, Shares are not individually redeemable.

Because each Fund expects to achieve its objective primarily through derivatives, the Trust generally anticipates effecting creations and redemptions for each Fund in cash rather than in-kind. The Trust may impose transaction fees on cash creations and redemptions designed to cover the Fund's estimated costs, which may include costs of entering into, maintaining, or unwinding derivatives positions and related financing and hedging costs.

Shares may be issued in advance of receipt of some or all Deposit Securities, subject to conditions set forth in the participant agreement among the AP, the distributor, and the transfer agent (the "Participant Agreement"), including a requirement to maintain with the Trust cash at least equal to a specified percentage of the value of any missing Deposit Securities. The Trust may impose a transaction fee on each creation or redemption. In all cases, such fees will be limited in accordance with SEC requirements applicable to management investment companies offering redeemable securities. As with other publicly traded securities, brokers' commissions on secondary-market transactions are negotiated with your broker at customary rates.

Use of derivatives by each Fund is subject to Rule 18f-4 under the 1940 Act. The Trust has adopted a derivatives risk management program, appointed a Derivatives Risk Manager approved by the Board, and manages the Funds' derivatives exposure using value-at-risk (VaR) testing. Under Rule 18f-4, a Fund's VaR must not exceed 200% of the VaR of a designated reference portfolio (generally the Reference Asset) under the relative VaR test or, if a reference portfolio is not appropriate, 20% of the Fund's net assets under the absolute VaR test. Each Fund intends to use its Reference Asset as its designated reference portfolio for the relative VaR test under Rule 18f-4 and monitor compliance accordingly. The Derivatives Risk Manager provides regular reports to the Board regarding the program's implementation and each Fund's compliance.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES, POLICIES, AND RELATED RISKS

The Funds' investment objectives and principal investment strategies are described in the Prospectuses under "Investment Objective" and "Principal Investment Strategies," respectively. The information below supplements, and should be read together with, the Prospectuses. For a description of certain permitted investments, see "Description of Permitted Investments" in this SAI.

With respect to the Funds' investments, unless otherwise noted, if a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease due to market movements or redemptions will not, by itself, result in a violation of that limitation.

Non-Diversification

Each Fund is classified as non-diversified under the 1940 Act. As a result, a Fund is not limited by the 1940 Act with respect to the percentage of its assets that may be invested in the securities of a single issuer. A Fund therefore may invest a larger portion of its assets in the securities of a single issuer or a smaller number of issuers than a diversified fund. Those issuers may represent a greater portion of the Fund's portfolio, which can adversely affect performance or subject Shares to greater price volatility than more diversified investment companies. While each Fund is "non-diversified" under the 1940 Act, to qualify as a RIC the Fund must satisfy Subchapter M diversification tests. Accordingly, with respect to at least 50% of total assets, the Fund will not hold more than 10% of the outstanding voting securities of any one issuer or invest more than 5% of total assets in any one issuer.

Although each Fund is non-diversified for purposes of the 1940 Act, each intends to maintain the diversification required under the Code and otherwise operate so as to qualify as a regulated investment company ("RIC") for federal income tax purposes, thereby generally avoiding fund-level federal income tax on income and gains distributed to shareholders. Compliance with the Code's diversification and other requirements may limit investment flexibility and could make it less likely that a Fund will meet its investment objective. See "Federal Income Taxes" in this SAI for further discussion.

Special Considerations for the Funds

  Daily Objective and Compounding. Each Fund seeks 2x the daily performance of its Reference Asset and resets exposure each trading day. Over periods longer than a day, a Fund's results reflect the compounding of daily returns and the path of daily Reference Asset moves and will usually differ from 2x the Reference Asset's return for the same period.
  Volatility Effect. Generally, higher day-to-day volatility in a Reference Asset increases the divergence between a Fund's multi-day results and 2x the Reference Asset's multi-day return. In trending, lower-volatility markets, multi-day results may be closer to or greater than 2x; in choppy or range-bound markets, they are often less than 2x.
  Correlation and Rebalancing. A Fund may not achieve perfect correlation to 2x the daily performance of its Reference Asset for reasons that include derivative pricing and liquidity, intraday Reference Asset movements (including near the close), timing and size of rebalancing, market closures or trading halts, financing costs, and Fund expenses.
  Financing and Cash Management. A Fund's use of swaps, futures, and other instruments involves financing or implied financing charges that reduce returns. A Fund may hold cash and cash equivalents (for example, U.S. Treasury bills, money market instruments, or repurchase agreements) for margin and collateral, which can affect exposure and results.
  Counterparty and Clearinghouse Exposure. A Fund is exposed to the credit of derivatives counterparties, futures commission merchants, and clearinghouses. Defaults or operational disruptions could cause losses, delays in recovery of collateral or margin, or both.
  Use of ETF-Linked Swaps. To the extent a Fund uses swaps referencing an ETF, tracking differences between that ETF and the applicable Reference Asset can add an additional source of correlation error.
  Not a Buy-and-Hold Substitute. Each Fund is intended for knowledgeable investors who intend to monitor positions frequently. It is possible to lose the entire investment in a single day.

General Risks

The value of a Fund's portfolio securities may fluctuate with changes in an issuer's or counterparty's financial condition, with issuer-specific or industry-specific developments, and with broader economic or political conditions. An investor in a Fund could lose money over short or long periods.

There is no assurance that a liquid market will exist for all securities held by a Fund. Market liquidity may depend on whether dealers are willing to make markets in particular securities. There can be no assurance that a market will be made or maintained, or that any such market will remain liquid. The price at which securities may be sold, and the value of Shares, can be adversely affected if trading markets for a Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Financial markets, domestic and foreign, have at times experienced unusually high volatility. Continuing events and market turbulence may adversely affect Fund performance.

Cyber Security Risk. Investment companies and their service providers face operational and information-security risks from cyber incidents. Cyber events include, among other things, data theft or corruption, denial-of-service attacks, unauthorized release of confidential information, and other breaches. Cyber incidents affecting a Fund or the Adviser, custodian, transfer agent, intermediaries, or other third-party service providers may, among other effects, disrupt the processing of shareholder transactions, impair a Fund's ability to calculate its NAV, cause the release of private shareholder or issuer information, impede trading, result in regulatory fines or financial losses, and damage reputation. A Fund may also incur additional costs for cybersecurity risk management. Similar risks affect issuers in which a Fund invests and could have material adverse consequences for such issuers, potentially reducing the value of the Fund's investments.

DESCRIPTION OF PERMITTED INVESTMENTS

The following describes the investments and techniques each Fund may use, and the related risks. A Fund will employ any investment or practice below only if it is consistent with the Fund's investment objective and permitted by the Fund's stated policies. Some items discussed in this SAI are not principal strategies, as disclosed in the Prospectus; while a Fund is permitted to use them, it is not required to do so.

Borrowing

Although the Funds do not expect to borrow, each may do so to the extent allowed by the 1940 Act. Under the 1940 Act, a Fund may borrow up to one-third (1/3) of its total assets. Any borrowing is expected to be for short-term or emergency purposes, not for investment, and would be repaid promptly. Borrowing magnifies the effect on NAV of changes in the market value of the Fund's holdings. Amounts borrowed bear interest (which may or may not be offset by earnings on purchased securities), and maintaining a credit facility may involve minimum balances, commitment fees, or other costs that increase the effective cost of borrowing.

For each Fund, leverage is expected to come primarily from derivatives (for example, total return swaps and futures) rather than from cash borrowings. If a Fund borrows, the Fund will maintain asset coverage of at least 300% of all borrowings as required by Section 18 of the 1940 Act. Short-term borrowings, if any, may include custodial overdrafts or borrowings under a credit facility for settlement, liquidity, or other administrative purposes, and will be repaid promptly.

Equity Securities

Equity securities (for example, common stock) are subject to stock-market risk and may fluctuate significantly as market conditions, investor sentiment, or an issuer's financial position change. Declines in the value of equity holdings may cause a Fund's Shares to fall in value.

An investment in a Fund entails the risks inherent in equity ownership, including the risk that issuer fundamentals deteriorate or that broad market conditions weaken, either of which can reduce the value of portfolio securities and, in turn, the value of Shares. Equity prices can be volatile as investor expectations shift with respect to government, economic, monetary, and fiscal policies; inflation and interest rates; business cycles; and global or regional political, economic, or banking stresses. With respect to each Fund, equity exposure is typically obtained indirectly through derivatives that reference the applicable Reference Asset rather than through direct holdings.

Types of Equity Securities:

Common Stocks - Common stock represents an ownership interest in an issuer, typically with voting rights and the potential to receive dividends. Unlike preferred stock, dividends on common stock are not fixed and are declared at the discretion of the issuer's board of directors.

Holders of common stock generally take on more risk than holders of preferred stock or debt because common shareholders stand behind creditors and preferred shareholders in the issuer's capital structure. Common stock has neither a stated principal amount nor a maturity date and remains subject to market fluctuations as long as it is outstanding.

Preferred Stocks - Preferred stock represents an ownership interest that typically has priority over common stock for dividends and liquidation proceeds, but is junior to the issuer's liabilities. Preferred stock generally has no voting rights. Varieties include adjustable-rate, fixed-dividend, perpetual, and sinking-fund preferred stock.

In general, market values of fixed-rate, non-convertible preferred stock move inversely with interest rates and with changes in perceived credit quality.

Derivatives Used by the Funds

Each Fund seeks daily investment results, before fees and expenses, that correspond to 2x the daily performance of its Reference Asset. To pursue these objectives, each Fund expects to obtain leveraged exposure primarily through the derivatives set out below and to rebalance its exposure on each Business Day. Daily rebalancing and compounding can cause a Fund's return for periods longer than one day to differ, and potentially differ significantly, from 2x the return of its Reference Asset for the same period. Market volatility, holding period, and the path of returns will affect the degree of such divergence.

  Swap Agreements. A Fund may enter into total return swaps and other swap contracts that reference its Reference Asset or an exchange-traded fund designed to track the Reference Asset (or a similar index or asset). Swaps typically require the Fund to exchange periodic payments based on the performance of the reference asset for financing and/or fee payments. Swaps may be traded bilaterally (subject to counterparty credit risk and collateral arrangements) or, in some cases, cleared through a central clearinghouse (introducing clearinghouse and futures commission merchant risk). Total return swaps are expected to be a primary tool for obtaining leveraged exposure. Under normal market conditions, a Fund expects the aggregate notional amount of its swap positions, together with other derivatives, to be approximately 200% of the Fund's net assets, before taking into account any cash or cash equivalents held for margin and collateral. Swaps are typically documented under an ISDA Master Agreement with a credit support annex that requires posting and collection of variation margin (and, where applicable, initial margin). Swap exposures may be reset or rebalanced daily to help the Fund maintain its target exposure.

  Futures Contracts. A Fund may use exchange-traded futures on broad equity indexes or on exchange-traded funds (including the Reference Asset or exchange-traded funds designed to track such indexes or assets) to obtain or adjust exposure. Futures require initial and variation margin and are marked to market daily. Futures may reference broad equity indexes or exchange-traded funds that seek to track such indexes, including contracts traded on U.S. exchanges. Positions are subject to exchange and clearinghouse margin requirements and may be subject to exchange or regulatory position limits. The Fund may increase or reduce futures exposure intraday or at the close in connection with its daily rebalance.

  Options. A Fund may use options on futures, indexes, or exchange-traded funds for exposure or to manage risk. Option values can be highly sensitive to changes in the price and volatility of the reference asset and to time decay. A Fund expects to use options opportunistically for exposure or risk management and does not expect options to be a primary source of the Fund's leverage.

  Money Market Instruments and Short-Term Investments. A Fund may hold cash, U.S. government securities, repurchase agreements, and interests in money market funds to meet margin and collateral needs, to manage liquidity, or pending investment. To the extent a Fund invests in a money market fund, shareholders bear their proportionate share of the money market fund's fees in addition to the Fund's expenses. Cash and cash equivalents may serve as collateral for the Fund's derivatives and to meet margin calls. Holding cash or cash equivalents may reduce the Fund's ability to maintain its target level of leveraged exposure and may contribute to tracking differences.

  Securities Lending. See Securities Lending below for a fuller discussion. If a Fund engages in lending, it will do so pursuant to Board-approved guidelines; lending involves counterparty, collateral investment, and operational risks.

  Daily Rebalancing and Compounding. To seek 2x of its Reference Asset's daily return, a Fund will generally rebalance its derivatives exposure each Business Day. Because of compounding, the Fund's return over periods longer than one day is likely to differ from 2x the return of its Reference Asset for the same period. The degree of divergence can be positive or negative and depends on factors including volatility, fees and expenses, and the timing and magnitude of Reference Asset moves.

  Derivatives Risk Management and Rule 18f-4. A Fund expects to rely on Rule 18f-4 under the 1940 Act for its derivatives and certain financing transactions. Among other things, the Fund will operate a derivatives risk management program administered by a designated derivatives risk manager, and the Fund will be subject to a value-at-risk (VaR) limit. Generally, the Fund will satisfy the limit if the VaR of its portfolio (including derivatives) does not exceed 200% of the VaR of a designated reference portfolio (the Relative VaR test) or, if that test is not appropriate, 20% of the Fund's net assets (the Absolute VaR test).

  Commodity Interests and CFTC Matters. To the extent a Fund invests in commodity interests (for example, futures, options on futures, or swaps), the Adviser intends to claim an exclusion from the definition of "commodity pool operator" with respect to the Fund, such that the Adviser would not be required to register with the CFTC as a commodity pool operator for the Fund.

Rights and Warrants - Rights give existing shareholders the privilege to subscribe to a new issue of common stock, usually for a short period (often two to four weeks) at a discount to the public offering price; rights are typically transferable. Warrants are long-dated options, often issued with debt or preferred stock, that allow the holder to purchase common shares at a specified price; warrants are usually transferable and may trade on exchanges.

Rights and warrants may involve greater risk than direct investment in the underlying securities. They typically do not convey voting rights, dividends, or ownership in the issuer's assets; their values may not track the underlying securities; and they can expire worthless if not exercised by their expiration dates. Using rights or warrants can increase potential gains and losses compared to investing the same amount directly in the underlying stock.

When-Issued Securities - A when-issued security has defined terms and an active market but has not yet been issued. In such transactions the Fund relies on the counterparty to deliver. If delivery does not occur, the Fund may miss an opportunity to acquire the security at an attractive price or yield.

Purchasing when-issued securities exposes the Fund to ownership-like risks prior to settlement, including price and yield changes. By settlement, the market value may be higher or lower than the agreed purchase price, and prevailing yields may differ from those available when the trade was executed. Because payment is deferred until delivery, these risks are in addition to the risks of the Fund's other investments.

SEC Rule 18f-4 under the 1940 Act (the "Derivatives Rule") permits investments on a when-issued, forward-settling, or non-standard settlement basis notwithstanding Section 18's senior-security restrictions, provided the Fund intends to physically settle and settlement will occur within 35 days of the trade date (the "Delayed-Settlement Securities" provision). Transactions that do not meet that provision are treated as derivatives under Rule 18f-4.

Short Sales

A Fund may engage in short sales of securities it does not own (and, in some cases, short sales against-the-box, i.e., short sales of stocks it does own). In a short sale, the Fund borrows the security, sells it, and later seeks to purchase the same security to return to the lender. Short sales involve the risk that the borrowed security increases in price before the position is closed, which would result in a loss. The Fund can also be required to close a short position earlier than desired (for example, if the lender recalls the security or borrowing costs rise), which may cause a loss. Because the price of the borrowed security may increase indefinitely, such losses are theoretically uncapped.

Short sales require the Fund to pledge liquid assets and to post margin with the broker. While the short position is open, the Fund generally will pay borrowing fees and any amounts equal to dividends or interest that accrue on the borrowed security. These amounts reduce the return on the position and can create a negative cost of carry. Any payments in lieu of dividends on short positions generally are not qualified dividend income.

For purposes of Rule 18f-4 under the 1940 Act, short sales are treated as derivatives transactions and are subject to the Fund's derivatives risk management program and value-at-risk limits. Short sales also involve counterparty, liquidity, and operational risks, including the risk of buy-in if the broker cannot continue to borrow the security.

Aerospace, Aviation Safety, Certification, and Disruption Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting aerospace and aviation-related issuers, including certification and regulatory approval risks, manufacturing quality risks, and program execution risks. Delays or failures in testing, certification, or production ramp can lead to cost overruns, penalties, delivery deferrals, and reduced demand. Safety incidents can result in groundings, higher compliance costs, litigation, and reputational harm. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

AI, Algorithms, Data Quality, and Automation Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks arising from reliance on AI models, automated systems, and algorithmic decision-making. Outputs may be inaccurate, biased, or otherwise flawed, and performance may depend on data quality, availability, and timeliness and may degrade under new conditions. Regulatory scrutiny and public concerns may increase compliance costs or restrict practices. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Battery Materials and Safety Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting battery technologies and related value chains. These may include supply constraints and price volatility for battery materials and components, dependence on limited sources, and safety and reliability risks (including thermal events) that can lead to recalls, warranty claims, litigation, and reputational harm. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Biotechnology, Health Care, Clinical, and Regulatory Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting biotechnology and health care companies, including clinical development and regulatory approval risks, the risk that products are not approved or do not achieve desired outcomes, and uncertainty in adoption and reimbursement. Changes in health care policy, regulation, or pricing practices may affect profitability, and research and development costs can be significant. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Brokerage Commissions and Bid-Ask Spread Risk. Investors who buy or sell shares pay brokerage commissions and bear bid-ask spreads. These costs may increase when markets are volatile or when the Shares trade in lower volumes and can materially reduce returns for investors, especially for frequent traders or smaller transactions.

Cash Transactions and Tax Efficiency Risk. If a Fund uses cash creations or redemptions, it may need to buy or sell portfolio securities and derivatives, which can increase transaction costs, cause the Fund to realize taxable gains, and reduce tax efficiency relative to ETFs that rely more heavily on in-kind activity.

China-Related Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to China-related risks, including government intervention, regulatory changes, restrictions on capital flows, and limits on market access. Companies associated with China may be subject to evolving legal and regulatory regimes, including restrictions on technology transfer, data practices, or foreign ownership. Certain corporate structures used to obtain exposure to Chinese companies (including variable interest entity structures) may carry additional legal and governance risks. Differences in trading hours and market closures may affect pricing and liquidity. Because the Fund provides leveraged exposure, China-related adverse developments may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Futures, Roll Yield, and ETP Structure Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with commodities exposure obtained through futures and ETP structures. Rolling futures contracts may produce returns that differ from spot price changes, including due to negative roll yield in certain market conditions. Futures markets may also be affected by position limits, liquidity constraints, margin requirements, and the availability of suitable contracts. Because the Fund provides leveraged exposure, these risks may result in proportionally larger declines in the Fund's NAV and market price.

Commodity Market and Volatility Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to commodity market and volatility risks. Commodity prices can be highly volatile due to supply and demand conditions, geopolitical events, weather, inventory levels, technological change, and macroeconomic conditions, and commodity markets may experience rapid price movements. Because the Fund provides leveraged exposure, adverse commodity-related movements affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Compounding and Daily Rebalancing Risk. Each Fund has a single day investment objective, and each Fund's performance for any other period is the result of its return for each day compounded over the period. Each Fund resets its exposure each trading day to target approximately 2x the daily move of its Underlying ETF. As a result, the performance of a Fund for periods longer than a single day will very likely differ in amount, and possibly even direction, from two times (2x) the return of the Fund's Underlying ETF for the same period, before accounting for fees and expenses. In general, when Underlying ETF volatility is higher, the impact of compounding and daily rebalancing will be more pronounced and a Fund's multi-day results will tend to be less than 2x the Underlying ETF's return for the same period; when volatility is lower, multi-day results may be closer to or greater than 2x. If an Underlying ETF is flat over time, the applicable Fund will likely lose value due to the effects of daily resetting, compounding, financing costs, and expenses. An investor could lose the full principal value of an investment in a Fund within a single day. Deviations can occur over periods as short as one day when measured intraday rather than NAV to NAV.

Consumer Products, Brands, Demand, and Regulatory Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting consumer-facing companies, including changes in consumer preferences and brand relevance, competition, pricing and margin pressure, and higher promotional costs. Demand may be sensitive to economic conditions, consumer confidence, and seasonality. Companies may face product safety, regulatory, and recall risks, and may be affected by distribution channels, inventory management, sourcing, and logistics. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Correlation Risk. Each Fund seeks approximately 2x the daily performance of its Underlying ETF, before fees and expenses, but may not achieve its 2x Daily Objective. Fees and expenses; transaction and financing costs; the use, pricing, and liquidity of derivatives; market volatility or disruptions (including trading halts); corporate actions or changes affecting an Underlying ETF; and limits on, or timing differences in, rebalancing may cause a Fund's performance to deviate from 2x the Underlying ETF's daily return.

Crypto Infrastructure and Digital Asset Ecosystem Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting crypto and digital-asset-related industries, including regulatory and legal uncertainty, market volatility, fraud, market manipulation, cybersecurity incidents, and operational failures at platforms or counterparties. Disruptions in banking access or payment rails, protocol changes, or forks may affect adoption and revenues. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Cybersecurity, Data Breach, Privacy, and Fraud Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to cybersecurity, data breach, privacy, and fraud risks. Cyberattacks, security breaches, service disruptions, or unauthorized disclosure of data can result in operational disruption, regulatory investigations, litigation, remediation expenses, loss of customers, and reputational harm. Increased scrutiny of privacy and data-use practices may restrict activities or increase compliance costs, and fraud can increase losses and reduce confidence. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Derivatives Risk. Each Fund may use derivatives such as total return swaps, futures contracts, options, and similar instruments to pursue its 2x daily objective. Derivatives can be volatile and may involve risks different from, and sometimes greater than, investing directly in the securities comprising an Underlying ETF. Such risks include leverage, imperfect correlation with the Underlying ETF, pricing and liquidity constraints, valuation complexity, and the potential that the cost to maintain a position exceeds its return. Limited initial margin may magnify losses, potentially beyond the amounts initially invested in the instrument.

Energy, Commodity, and Input Cost Volatility Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to energy, commodity, and input cost volatility risks. Issuers may be sensitive to prices of energy, commodities, or other key inputs such as metals, battery materials, agricultural commodities, packaging, or transportation services. Input prices can be volatile due to supply and demand imbalances, geopolitical developments, weather, trade policies, and environmental regulation. Because the Fund provides leveraged exposure, adverse developments affecting input-cost-sensitive issuers may result in proportionally larger declines in the Fund's NAV and market price.

Energy Infrastructure, Project Development, Permitting, and Execution Risk. Through its exposure to the Underlying ETP (including any Underlying ETF) and the Fund's reference asset, the Fund is exposed to energy infrastructure project risks, including development, permitting, interconnection, construction, and execution risks. Projects may be delayed, downsized, or cancelled due to financing conditions, cost inflation, supply constraints, or regulatory changes. Equipment failures, warranty claims, and service execution challenges may also affect results. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Energy Markets and Oil & Gas Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to oil and natural gas market risks. Oil and natural gas prices can be volatile due to changes in production levels, inventory conditions, policy decisions, weather, infrastructure constraints, and geopolitical events, and may be affected by changes in demand or energy transition policies. Because the Fund provides leveraged exposure, adverse movements affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Environmental Regulation, Energy Transition, and Climate Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to environmental regulation, energy transition, and climate risks. Regulatory developments may affect issuers through compliance costs, permitting outcomes, product standards, and changes in demand. Extreme weather events and climate-related disruptions can damage assets, interrupt operations and supply chains, and increase insurance and remediation costs. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Equity Market Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to equity market risk. Equity securities may decline in value due to broad market conditions, economic conditions, changes in investor sentiment, or issuer-specific factors. Equity markets can be volatile and may be affected by changes in interest rates, inflation, economic growth, corporate earnings, political developments, geopolitical events, and other factors. Because the Fund provides leveraged exposure, declines in equity markets may result in proportionally larger declines in the Fund's NAV and market price.

ETF Risks. Each Fund is an exchange-traded fund ("ETF") and is subject to risks associated with ETF structure and secondary-market trading. These include potential reliance on a limited number of market makers and Authorized Participants, the possibility that Shares trade at prices different from NAV, and the trading and transaction-cost considerations described below.

  Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. Each Fund relies on a limited number of financial institutions that are authorized to purchase and redeem Creation Units directly with the Fund (each, an Authorized Participant or "AP"). There may also be a limited number of market makers and other liquidity providers active in Shares. If (i) APs exit the business, become unable to process creation and/or redemption orders, and no other APs step in, or (ii) market makers and/or other liquidity providers leave the market or materially scale back their activity and no replacements emerge, Shares may trade at a material discount to NAV and, in extreme cases, could face delisting.
  Costs of Buying or Selling Shares. Investors who trade Shares in the secondary market will pay brokerage commissions or other charges set by their broker. Commissions are often fixed amounts and can be a significant proportional cost for investors transacting in small sizes. Secondary-market investors also bear the bid-ask spread. The spread varies over time with trading volume and market liquidity; generally narrower when trading volume and liquidity are higher and wider when they are lower. A relatively small investor base, sizable asset flows into or out of a Fund, and/or periods of elevated market volatility may widen spreads. Because commissions and spreads add to trading costs, frequent trading of Shares can materially reduce returns and may be inadvisable for investors who expect to make regular, small purchases or sales.
  Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares trade on an exchange at market prices that may differ from a Fund's NAV. At times, Shares may trade at an intraday premium (above NAV) or discount (below NAV) due to supply and demand for Shares or during volatile markets. This risk can be heightened in periods of market stress, sharp market declines, or when secondary-market trading activity in Shares is limited, in which case premiums or discounts may be significant.
  Trading. Although Shares are listed for trading on [ ] (the "Exchange") and may trade on other U.S. exchanges, there is no assurance that Shares will trade with active volume, or trade at all, on any exchange. In stressed market conditions, the liquidity of Shares and the liquidity of a Fund's portfolio holdings may deteriorate.

Export Controls, Sanctions, and Geopolitical Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to export controls, sanctions, and geopolitical risks. Issuers or markets may be affected by sanctions regimes, national security restrictions, or other limitations on cross-border transactions, technology transfer, financing, or counterparties. Compliance can increase costs and constrain business opportunities, and geopolitical tensions or conflicts may disrupt supply chains, reduce demand, increase input costs, and contribute to market volatility. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Financial Services, Consumer Lending, Payments, and Fintech Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting financial services and fintech business models, including credit losses, underwriting risk, and changes in consumer payment behavior. Delinquencies and charge-offs may rise in downturns or higher-rate environments. Certain models may depend on funding markets, securitization, or bank partnerships, and disruptions or higher funding costs can reduce growth or profitability. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Financing, Margin, and Interest Rate Risk. Each Fund's use of derivatives and leverage requires the posting of margin and the maintenance of collateral, which may require a Fund to hold significant amounts of cash and short-term instruments. Increases in margin requirements or collateral demands from counterparties or clearinghouses may require a Fund to sell assets at unfavorable times or reduce leveraged exposure, which could adversely affect performance. Rising interest rates may increase a Fund's financing costs, reduce the return on cash and short-term instruments, and adversely affect equity market valuations.

Foreign Investments, Emerging Markets, Currency, and Market Structure Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to foreign investment, emerging market, currency, and market structure risks. Non-U.S. exposure may involve different accounting and disclosure standards, different regulatory regimes, settlement and custody differences, political or social instability, and the risk of expropriation or capital controls. Currency exposures may increase volatility and may reduce returns when the U.S. dollar strengthens. Market structure and trading hour differences may affect pricing, liquidity, and the Fund's ability to obtain exposure at expected times or prices. Because the Fund provides leveraged exposure, these risks may result in proportionally larger declines in the Fund's NAV and market price.

Geographic Classification and Regional Concentration Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to geographic classification and regional concentration risks. The Fund relies on classifications of issuers as being economically tied to a particular region based on factors such as headquarters location, operating footprint, revenue exposure, or other criteria, and such classifications may change over time and may involve judgment. Regional concentration may increase exposure to local economic conditions, state or local regulatory or tax developments, labor and real estate conditions, and region-specific events such as natural disasters or infrastructure disruptions. Because the Fund provides leveraged exposure, adverse developments affecting a regionally concentrated reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Government Customer, Procurement, and Policy Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to government customer, procurement, and policy risks to the extent issuers tied to the reference asset derive revenues from government customers or government-related programs. Government budgets, policy priorities, and procurement processes may change, and contracting may involve competitive bidding, performance requirements, and timing risks that can affect profitability and revenue recognition. Because the Fund provides leveraged exposure, adverse developments affecting government-dependent issuers may result in proportionally larger declines in the Fund's NAV and market price.

Indirect Investment Risk (Unaffiliated Underlying Funds only). Each Unaffiliated Underlying ETF is not affiliated with the Trust, the Adviser, or any affiliates thereof and is not involved with this offering in any way, and has no obligation to consider any Fund in taking any corporate actions that might affect the value of Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions or any other rights with respect to shares of an Underlying ETF. The Funds have no control over the Underlying ETFs and rely solely on publicly available information about the Underlying ETFs.

Indirect Investment Risk (Affiliated Underlying Funds only). Each Underlying ETF is affiliated with the Trust, the Adviser, and/or an affiliate thereof, but is not involved with this offering in any way and has no obligation to consider the Fund in taking any corporate actions or other actions that might affect the value of the Fund's Shares. Investors in Shares will not have voting rights or rights to receive dividends or other distributions, or any other rights, with respect to shares of an Underlying ETF. Although affiliated, the Fund does not control the Underlying ETF, including its investment objective, strategies, holdings, fees, policies, or portfolio management practices, and generally relies on information made available about the Underlying ETF. Actions taken by an Underlying ETF, including changes to its investment objective, strategies, holdings, fees, or policies, or other corporate or operational actions, could adversely affect the Fund's performance.

Intellectual Property, Licensing, and Litigation Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with intellectual property ownership, monetization, and enforcement. Licensing revenues may be uncertain and may depend on limited patents, licensees, products, or markets and may be affected by substitution, workarounds, or patent expiration. IP rights may be challenged or narrowed, and litigation can involve high costs, long timelines, and uncertain outcomes. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Leverage Risk. By design, each Fund uses leverage to target 2x the daily performance of its Underlying ETF. Leverage magnifies both gains and losses. As a result, small changes in an Underlying ETF may produce larger changes in a Fund's NAV, and losses may be substantial. Leverage also increases the sensitivity of each Fund to financing costs, market volatility, and liquidity conditions. In adverse market conditions, a Fund may be required to reduce exposure rapidly or may be unable to maintain its targeted leverage.

New Adviser Risk. The Adviser is a newly registered investment adviser and has limited operating history. There can be no assurance that the Adviser will be successful in implementing a Fund's investment strategy or managing a Fund, including with respect to the Funds' use of derivatives and daily rebalancing.

New Fund Risk. Each Fund is newly organized and has limited operating history. As a new fund, a Fund may not attract sufficient assets to achieve and maintain an economically viable size, and it may be more likely to liquidate than a fund with a longer operating history and larger asset base. Liquidation may occur at a time that is disadvantageous to shareholders.

Non-Diversified Fund Risk. Each Fund is non-diversified, which means it may invest a larger percentage of its assets in the securities of a smaller number of issuers or obtain exposure through a smaller number of counterparties than a diversified fund. As a result, a Fund may be more susceptible to a single economic, market, political, or regulatory occurrence, or to a decline in the financial condition of an issuer or counterparty, and such an event may have a disproportionately negative impact on the Fund.

Physical Metals Trust Structure, Custody, and Pricing Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to custody, trust-structure, and pricing risks associated with physical metals products. Custody and safekeeping arrangements, insurance, and operational risks at custodians or sub-custodians may affect such products, and fees and expenses may reduce the amount of metal attributable per Share over time. Pricing sources and trading market conditions can affect the relationship between Share prices and the value of underlying metal holdings. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Regulatory, Legal, and Tax Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to regulatory, legal, and tax risks. Changes in laws, regulations, or regulatory interpretations may affect issuers reflected in the reference asset and may affect the Fund's operations. Regulatory and legal risks may include increased compliance costs, limits on business practices, licensing requirements, enforcement actions, litigation, and changes in taxation. Regulatory outcomes may be uncertain and may differ across jurisdictions. Because the Fund provides leveraged exposure, adverse regulatory or legal developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Semiconductor and Advanced Computing Supply Chain Risk. Through its exposure to the Underlying ETP (including any Underlying ETF) and the Fund's reference asset, the Fund is exposed to risks affecting semiconductor and advanced computing supply chains, including cyclical demand, inventory cycles, customer capital spending, long lead times, technology transitions, and pricing pressure. Export controls and geopolitical developments may affect access to markets, manufacturing capacity, equipment, or inputs. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Space and Satellite Industry Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting space and satellite-related issuers, including launch and deployment risks, mission failure, and technical performance risks. The industry can involve significant capital requirements, long development timelines, and uncertain payback periods, and may be subject to spectrum and licensing requirements. Space debris and collision hazards may impair operations or increase costs. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Sports Betting and Gambling Industry Risk. Through its exposure to the Underlying ETF and the Fund's reference assets the Fund is exposed to risks affecting sports betting and gambling businesses, including evolving regulatory frameworks, licensing requirements, tax rates and fees, advertising restrictions, and enforcement activity that may vary by jurisdiction. Issuers may face high customer acquisition costs and competitive pressure, and responsible gaming requirements, litigation, and reputational considerations may increase costs or restrict practices. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

SPV, SPAC, and Private Investment Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks associated with SPVs, private investments, and SPAC-related exposures to the extent reflected in the reference asset or related instruments. These investments may involve limited transparency, reduced liquidity, and heightened valuation risk and may be difficult to value or sell at desired times or prices. SPAC-related exposures may be sensitive to deal timing and completion risk and may be volatile during transaction processes or following business combinations. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Supply Chain, Manufacturing, and Operational Execution Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to supply chain, manufacturing, and operational execution risks. Issuers may face constraints from limited suppliers, long lead times, quality-control issues, labor availability, and capacity limitations. Execution challenges can lead to delays, cost overruns, warranty claims, recalls, or lost market share, and operational disruptions can reduce revenue and cash flow. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Technology Change, Innovation, and Competitive Dynamics Risk. Through its exposure to the Underlying ETF (and the Fund's reference assets, the Fund is exposed to risks affecting technology- and innovation-driven issuers. These companies may face rapid technological change, product obsolescence, changing standards, shifting customer preferences, and intense competition, and may depend on research and development, commercialization timelines, and adoption that can be uncertain and capital intensive. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Transportation, Logistics, Trade, and Travel Demand Risk. Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to risks affecting transportation, logistics, and travel-related industries to the extent reflected in the reference asset. These industries may be sensitive to economic cycles, global trade flows, consumer and business spending, and capacity conditions, and may be affected by disruptions, accidents, infrastructure failures, labor constraints, public health events, and regulation. Because the Fund provides leveraged exposure, adverse developments affecting the reference asset may result in proportionally larger declines in the Fund's NAV and market price.

Venezuela-Related Risk.Through its exposure to the Underlying ETF and the Fund's reference assets, the Fund is exposed to Venezuela-related risks, including political and policy developments, sanctions and other restrictions, and the timing and nature of economic reforms or market openings. Currency and payment restrictions, capital controls, and limited access to counterparties or financing may increase operational complexity. These factors can contribute to increased volatility and uncertainty in the value of the reference asset. Because the Fund provides leveraged exposure, adverse Venezuela-related developments may result in proportionally larger declines in the Fund's NAV and market price.

Illiquid Investments and Restricted Securities

Under Rule 22e-4, the Fund may not acquire any illiquid investment if, immediately after purchase, more than 15% of its net assets would be invested in illiquid investments that are assets. An "illiquid investment" is one the Fund reasonably expects it cannot sell or dispose of, under current market conditions, within seven calendar days without materially affecting the investment's market value. The Fund maintains a liquidity risk management program and procedures to identify illiquid investments pursuant to Rule 22e-4. The 15% limit is observed on an ongoing basis. If the Fund's holdings of illiquid investments exceed 15% of net assets because of market activity, liquidity changes, or other factors, the Fund will report the occurrence to the Board and will make determinations and take steps, consistent with Rule 22e-4 and Board-approved procedures, to reduce illiquid investments to or below 15% of net assets within a reasonable period.

The Fund may purchase restricted securities that may be resold to institutional investors and that, under the Fund's liquidity program, may be determined not to be illiquid. Many such securities trade in the institutional market under Rule 144A of the Securities Act and are referred to as Rule 144A securities.

Illiquid investments generally involve more risk than comparable, readily marketable securities. They may trade at a discount, may be harder to sell at a fair price or in a timely manner, and may prevent the Fund from taking advantage of market opportunities. Risks are most acute when the Fund needs cash (for example, during periods of net redemptions), potentially necessitating borrowing or sales at unfavorable prices.

Illiquid investments are often privately placed and may not be listed or traded on established markets. They may not be freely transferable under applicable law or due to contractual resale restrictions. If privately placed securities can only be sold through private negotiations, the realized price may be below the Fund's purchase price or below fair value. Issuers that are not public may be subject to less stringent disclosure and investor-protection requirements. If registration is required before resale, the Fund may bear those costs. Private placements may involve smaller, less seasoned issuers with limited product lines, markets, financial resources, or management depth, and the Fund may receive material non-public information that can restrict trading.

Investment Company Securities

The Fund may invest in other investment companies, including money market funds and ETFs, subject to Section 12(d)(1) of the 1940 Act and related rules. Investing through another pooled vehicle exposes the Fund to that vehicle's risks. Fund shareholders will indirectly bear their proportionate share of the acquired fund's fees and expenses (including advisory fees), in addition to fees and expenses the Fund bears directly.

Under Section 12(d)(1), immediately after purchase the Fund may not: (1) own more than 3% of the acquired company's outstanding voting stock; (2) invest in the acquired company's securities with an aggregate value exceeding 5% of the Fund's total assets; or (3) invest in the securities of the acquired company and all other investment companies in excess of 10% of the Fund's total assets. To the extent permitted by law or regulation, the Fund may invest in money market funds beyond these limits.

Registered funds may invest in other investment companies beyond Section 12(d)(1) limits if certain conditions are met. The Fund may rely on Rule 12d1-4, which provides an exemption allowing investments in other registered funds, including ETFs, subject to conditions (for example, the Fund and its advisory group may not control, individually or in the aggregate, an acquired fund, generally meaning ownership of no more than 25% of the voting securities of a registered open-end fund).

The Fund may also rely on Section 12(d)(1)(F) and Rule 12d1-3, which provide an exemption permitting investment in other registered funds (including ETFs) if, among other conditions: (1) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund; and (2) sales loads on Shares do not exceed FINRA Rule 2830 limits.

The Fund may invest in exchange-traded funds to obtain exposure to the Index or to a substantially similar index, including for cash equitization, to facilitate daily rebalancing, or during portfolio transitions. Such use may increase tracking error and costs relative to holding derivatives or the underlying constituents directly.

Money Market Funds

The Fund may invest in underlying money market funds that seek to maintain a stable $1 NAV ("stable NAV" funds) or whose share prices fluctuate ("variable NAV" funds). Investments in stable NAV funds can still lose value. Variable NAV funds can be worth more or less than the Fund paid when sold. Neither type is designed to provide capital appreciation. Money market funds may impose liquidity fees or temporarily suspend redemptions if liquidity falls below required thresholds. Shares of money market funds are not insured or guaranteed by the U.S. government or any government agency, and there is no assurance that a money market fund will maintain a stable price.

Other Short-Term Instruments

For liquidity or other purposes, the Fund may hold short-term instruments on an ongoing basis, including but not limited to: (1) shares of money market funds; (2) obligations of the U.S. government, its agencies, or instrumentalities (including government-sponsored enterprises); (3) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits, and other obligations of U.S. and non-U.S. banks (including foreign branches) and any similar institutions; (4) commercial paper rated Prime-1 by Moody's Investors Service or A-1 by S&P Global Ratings, or of comparable quality if unrated as determined by the Adviser; (5) non-convertible corporate debt with remaining maturities of 397 days or less that meets Rule 2a-7 rating criteria; and (6) short-term, U.S. dollar-denominated obligations of non-U.S. banks (including their U.S. branches) that, in the Adviser's opinion, are of comparable quality to eligible U.S. bank obligations. Such instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable bank deposits for a stated period and rate. Bankers' acceptances are time drafts drawn on banks, typically in international trade.

Forward-settling short-term instruments that do not settle within 35 days, or that otherwise use a non-standard settlement cycle, may be treated as derivatives under Rule 18f-4.

Securities Lending

If approved by the Board, the Fund may lend portfolio securities to qualified borrowers. Borrowers must provide collateral at least equal to the current value of the loaned securities and maintain such collateral while the loan is outstanding. The Fund may recall a securities loan at any time and recall the securities. The Fund will receive the value of any interest or cash/non-cash distributions on loaned securities; substitute payments in lieu of dividends generally do not qualify as qualified dividend income.

For cash-collateralized loans, the borrower typically receives a fee based on the cash collateral; the Fund seeks to earn more on reinvested cash collateral than it pays to the borrower. For non-cash collateral, the borrower pays the Fund a fee based on the value of securities on loan. Cash collateral may be reinvested in short-term instruments, either directly or through joint accounts or money market funds, which may be managed by the Adviser.

The Fund may share a portion of lending income with borrowers as described above and with one or more lending agents approved by the Board. Lending agents administer the program under Board-approved guidelines, including delivering and recalling securities, obtaining and maintaining collateral, monitoring collateral and loan values daily, requesting collateral adjustments, and providing recordkeeping and accounting.

While securities are on loan, the Fund generally does not have the right to vote those securities. The Fund may recall securities on loan in order to vote if the Adviser determines that a particular vote is expected to have a material effect on the Fund and that recalling the securities is in the best interests of shareholders.

Securities lending involves risks, including operational risk (settlement or accounting issues), "gap" risk (a mismatch between returns on collateral reinvestment and fees owed to the borrower), and credit, legal, counterparty, and market risks. If a borrower fails to return securities, the Fund could incur a loss if collateral liquidation proceeds do not at least equal the value of the loaned securities plus costs to purchase replacements.

Tax Risks

You should consider the tax treatment of an investment in Shares. The tax information in the Prospectus and this SAI is general in nature. Consult your tax adviser about the federal, state, local, and non-U.S. tax consequences of investing in Shares.

Unless Shares are held through a tax-deferred or other tax-advantaged account (such as an individual retirement account), you should consider potential tax consequences when the Fund makes distributions or when you sell Shares.

Use of derivatives and short-term instruments may affect the timing, amount, and character of the Fund's income and gains. Certain derivatives may be subject to special tax rules (including, without limitation, the mark-to-market rules for section 1256 contracts, the straddle rules, and wash sale rules). These rules can cause income to be recognized without a corresponding receipt of cash, can accelerate or defer recognition of income or loss, and can convert long-term capital gains into short-term capital gains. The Fund intends to monitor its investments and to structure its activities to qualify each taxable year as a regulated investment company under Subchapter M of the Internal Revenue Code.

Temporary Defensive Strategies

Under normal market conditions, the Funds seek to remain fully invested in accordance with their principal strategies. In adverse market, economic, political, or other conditions, a Fund may, for temporary defensive purposes, invest up to 100% of its assets in cash or cash equivalents, such as U.S. government obligations, investment-grade debt, and other money market instruments. Taking a defensive position may prevent the Fund from achieving its investment objective. During any such defensive period, a Fund will not seek to achieve a daily 2x return and may hold a substantial portion of its assets in cash or cash equivalents.

INVESTMENT RESTRICTIONS

The Trust has adopted the following investment restrictions as fundamental policies with respect to each Fund. These restrictions cannot be changed for a Fund without the approval of the holders of a majority of the Fund's outstanding voting securities. For purposes of the 1940 Act, a "majority of the outstanding voting securities" means the lesser of: (1) 67% or more of the voting securities present (if holders of more than 50% of the outstanding voting securities are present or represented by proxy); or (2) more than 50% of the outstanding voting securities of the Fund.

Except with the approval of a majority of the outstanding voting securities, a Fund may not:

1. Borrow money or issue senior securities, as that term is defined in the 1940 Act, except to the extent permitted by the 1940 Act.

2. Make loans, except to the extent permitted under the 1940 Act.

3. Purchase or sell real estate, except when obtained through ownership of securities or other instruments and only to the extent allowed by the 1940 Act. This does not prevent the Fund from investing in securities or other instruments backed by real estate, real estate investment trusts ("REITs"), or securities of companies engaged in the real estate business.

4. Purchase or sell commodities, except when exposure arises incidentally through other instruments and only as permitted by the 1940 Act. This does not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

5. Underwrite securities issued by other persons, except to the extent permitted under the 1940 Act.

6. Concentrate its investments (that is, invest more than 25% of total assets) in any one industry or group of related industries, except that the Fund will mirror the Reference Asset's level of industry concentration. For this test, U.S. government securities (and agencies/instrumentalities), repurchase agreements backed by U.S. government securities, investment companies, and municipal securities are not treated as belonging to any industry.

In determining compliance with its concentration policy, the Fund will "look through" to the holdings of any investment company that discloses its portfolio daily. If an acquired fund does not publish holdings daily but states that it concentrates, or otherwise discloses concentration in a particular industry or group of industries, the Fund will treat it as concentrated accordingly. Additionally, in determining compliance with the fundamental investment concentration policy, the Fund will look through to the ultimate user or use of proceeds of private-activity municipal bonds to assign their industry.

For purposes of applying the concentration policy, the Fund may classify issuers by industry using any reasonable industry classification system, including SIC, NAICS, GICS, ICB, or a classification system developed by the Adviser. Classifications and the levels at which concentration is measured may differ from those used by other future series of the Trust.

For each Fund, the Fund will generally treat exposure obtained through derivatives referencing its respective Reference Asset as exposure to the industries represented in its Reference Asset, typically in proportion to the notional exposure of those derivatives.

If a percentage limitation is satisfied at the time of investment or contract, a subsequent increase or decrease resulting from any change in value or in total or net assets will not, by itself, result in a violation of such restriction, except that the percentage limits on borrowing and on illiquid investments are monitored on a continuous basis.

Deletion flag: none (this is standard), but make sure the parent document defines "Reference Asset" in a way that supports using it for industry concentration (i.e., it's an index/asset with industry classifications available).

EXCHANGE LISTING AND TRADING

Shares are listed for trading and trade throughout the day on the Exchange.

The Exchange may halt trading in the Shares for reasons that, in the judgment of the Exchange, make trading inadvisable, including without limitation extraordinary market volatility; trading halts in securities, instruments, or financial indexes underlying the Fund's portfolio; or the unavailability of key information such as an intraday indicative value.

There can be no assurance that the Fund will continue to meet the Exchange's requirements necessary to maintain the listing of Shares. The Exchange may, but is not required to, remove Shares of the Fund from listing under any of the following circumstances: (1) the Exchange becomes aware that the Fund is no longer eligible to operate in reliance on Rule 6c-11 under the 1940 Act; (2) the Fund no longer complies with the Exchange's requirements for Shares; or (3) such other event or condition exists that, in the opinion of the Exchange, makes continued listing imprudent. The Exchange will also delist the Shares upon the Fund's termination.

The Trust reserves the right to adjust the price levels of Shares in the future to help maintain convenient trading ranges for investors. Any such changes would be implemented via stock splits or reverse stock splits.

MANAGEMENT OF THE TRUST

Board Responsibilities. The Board oversees the management and operations of the Trust. As with other mutual funds and ETFs, the day-to-day management and operations of the Trust are carried out by service providers to the Trust, including the Adviser, the Distributor, the Administrator, the Custodian, and the Transfer Agent, each of which is discussed elsewhere in this SAI. The Board has appointed certain senior personnel of the Administrator as officers of the Trust, with responsibility to monitor the Trust's operations and report to the Board. In carrying out its oversight, the Board receives regular reports from these officers and from the Trust's service providers. For example, the Treasurer reports on financial reporting matters and the President reports on operational matters. In addition, the Adviser provides regular reports regarding the investment strategy and performance of the Funds. The Board has appointed a Chief Compliance Officer who administers the Trust's compliance program and reports regularly to the Board on compliance matters. These reports are provided as part of formal Board meetings, typically held quarterly and often in person, during which the Board reviews recent operations. Between formal meetings, members of the Board may also meet with management in less formal settings to discuss Trust matters. The role of the Board, and of each Trustee, is one of oversight rather than day-to-day management; this oversight role does not make the Board a guarantor of the Trust's investments, operations, or activities.

As part of its oversight function, the Board receives and reviews a variety of different risk management reports and discusses risk matters with appropriate management and other personnel. Because risk management encompasses many elements (for example, investment risk, issuer and counterparty risk, compliance risk, operational and business continuity risks), oversight of different categories of risk is handled in different ways. The Board meets regularly with the Chief Compliance Officer to discuss compliance and operational risks, and the Audit Committee meets with the Trust's independent registered public accounting firm regarding, among other things, the internal control structure of the Trust's financial reporting function.

The full Board also receives reports from the Adviser regarding the Funds' investment risks. From time to time, the Board receives additional reports from the Administrator and the Adviser regarding enterprise risk management.

The Board recognizes that not all risks that may affect the Funds can be identified or quantified; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that certain risks (such as investment risk) may be necessary to achieve the Funds' goals; and that the processes and controls used to address risks have inherent limitations. Moreover, the risk reports provided to the Board are typically summaries. Most of the Funds' investment management and business affairs are conducted by or through the Adviser and other service providers, each operating under its own risk management policies and practices, which may differ from those of the Trust or from one another in priorities, resources, and control effectiveness. For these and other reasons, the Board's ability to monitor and manage risk, as a practical matter, has limitations.

Members of the Board.

The Board is composed of five members, three of whom are not "interested persons" of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"). Nicolas S. Laqua serves as Chair of the Board and is an interested person of the Trust. The Board includes a majority (60%) of Independent Trustees.

The Board believes its current leadership structure is appropriate for the Trust. A Lead Independent Trustee acts as the primary liaison between the Independent Trustees and management; Conor M. Murray currently serves as Lead Independent Trustee. The Board further believes this structure supports effective oversight and facilitates the efficient flow of information from Fund management to the Independent Trustees.

Additional information about each Trustee appears below. Unless otherwise noted, the address of each Trustee is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served(1)	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Principal Occupation(s) During Past 5 Years
Independent Trustees(3)

Conor M. Murray (Born: 1983)	Lead Independent Trustee	Indefinite term; since 2025	[ ]	Co-founder and Chief Executive Officer, OpenInvest (a J.P. Morgan company) (2015 to present).

Bryant C. Lee (Born: 1984)	Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Co-founder, Vaero (Nov. 2022 to present); Co-founder and Strategic Advisor, Cognition IP (Sep. 2020 to Oct. 2022); Chief Executive Officer, Cognition IP (Jan. 2018 to Aug. 2020).

Jennifer X. Benson (Born: 1998)	Trustee	Indefinite term; since 2025	[ ]	Partner, Leonis Capital (2022 to present); Researcher, OpenAI (2021 to 2022); Researcher, Epoch AI (2021); Research Fellow, Future of Humanity Institute, University of Oxford (2020).

Interested Trustees(4)

Nicolas S. Laqua (Born: 2000)	Chair; Interested Trustee	Indefinite term; since 2025	[ ]

Chief Executive Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

Emily Z. Yuan (Born: 2001)	Interested Trustee	Indefinite term; since 2025	[ ]

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (since 2021); Director, Bangers Snacks, Inc., a food and beverage company (since 2024).

(1)

Each Trustee holds office for an indefinite term until his or her successor is duly elected and qualified, or until his or her earlier death, resignation, removal, or retirement in accordance with Board policy. The Trustees have adopted a retirement policy of retirement at age 75.

(2)	"Fund Complex" refers to the series of Corgi ETF Trust I and any other registered investment companies advised by Corgi Strategies, LLC or its affiliates (together, the "Fund Complex").
(3)	"Independent Trustees" are Trustees who are not "interested persons" of the Trust under the 1940 Act.
(4)	Nicolas S. Laqua and Emily Z. Yuan are "interested persons" of the Trust due to their positions with the Trust and/or their affiliations with Corgi Strategies, LLC (the "Adviser").

Individual Trustee Qualifications.

The Board has determined that each Trustee brings skills, experience, and attributes that, in the aggregate, are appropriate for service on the Board given the Trust's business and structure. Among other things, the Trustees collectively bring experience in technology and data systems, corporate finance and capital markets, and venture formation and growth investing, as well as risk oversight and investment management oversight. The Board conducts an annual self-assessment of its effectiveness and that of its committees.

In addition, the Board has concluded that each Trustee serve based on the following, among other factors:

  Conor M. Murray. The Board has concluded that Mr. Murray should serve as a Trustee because of his leadership founding and operating an investment-technology firm and his prior work building systematic investing, risk-control, and portfolio-analytics platforms. In roles including Co-founder and Chief Executive Officer of OpenInvest (a J.P. Morgan company), Technology Associate at Bridgewater Associates, and Analyst in Morgan Stanley's Financial Sponsors M&A Group, he developed expertise in capital markets, portfolio construction and trading systems, data and enterprise technology, and operational oversight. The Board believes Mr. Murray's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee investment and operational risk, valuation and fair-value processes, financial reporting and disclosure controls, information security and business continuity, and service-provider oversight with respect to the Trust.

  Bryant C. Lee. The Board has concluded that Mr. Lee should serve as a Trustee because of his operational, legal, and governance experience leading technology-enabled businesses and advising growth companies. As Chief Executive Officer and Co-founder of Vaero and previously as Co-founder/Chief Executive Officer and later Strategic Advisor at Cognition IP, with earlier service as a patent litigation attorney at Covington & Burling LLP, Mr. Lee brings experience in capital raising and budgeting, contract negotiation, intellectual-property strategy, regulatory and compliance oversight, and service-provider management. The Board believes Mr. Lee's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee risk management, financial and operational controls, disclosure and governance practices, and third-party service-provider oversight with respect to the Trust.

  Jennifer X. Benson. The Board has concluded that Ms. Xiao should serve as a Trustee because of her investment and research experience in artificial intelligence and economics, including capital allocation and due diligence for early-stage technology companies. Ms. Xiao serves as a Partner at Leonis Capital and previously conducted research at OpenAI and Epoch AI and served as a Research Fellow at the Future of Humanity Institute (Oxford); she has doctoral-level training at Columbia University focused on AI/ML and economics. The Board believes Ms. Xiao's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip her to oversee valuation, risk assessment, technology and data considerations, and strategic planning with respect to the Trust.

  Nicolas S. Laqua. The Board has concluded that Mr. Laqua should serve as a Trustee because of his executive leadership and oversight in acquisitions, capital markets, insurance distribution, and software businesses. This includes service as Chief Executive Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with practical familiarity with regulated insurance operations as a director and chief executive of an insurance agency. The Board believes Mr. Laqua's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, equip him to oversee financial reporting and disclosure controls, valuation, capital allocation and financing considerations, risk management, and service provider oversight with respect to the Trust.

  Emily Z. Yuan. The Board has concluded that Ms. Yuan should serve as a Trustee because of her operational leadership and oversight in acquisitions, capital markets, insurance, and software companies. This is including service as Chief Operations Officer and Director at Corgi Insurance Services, Inc. and Basket Entertainment, Inc., and as a Director at Bangers Snacks, Inc., together with technical training in computer science at Stanford University and her familiarity with regulatory requirements as a director of an insurance agency. The Board believes Ms. Yuan's experience, qualifications, attributes, and skills, on an individual basis and in combination with those of the other Trustees, demonstrate the requisite capabilities to carry out oversight responsibilities with respect to the Trust.

The information above is not exhaustive; many Trustee attributes involve qualitative elements such as integrity, diligence, judgment, the ability to work collaboratively, and a demonstrated commitment to shareholder interests.

Board Committees.

The Board has established the following standing committees, each composed solely of Independent Trustees and operating under a Board-approved written charter.

Audit Committee. The Audit Committee is composed of Bryant C. Lee (Chair), Conor M. Murray, and Jennifer X. Benson. The Audit Committee oversees the Trust's accounting, financial reporting, and internal control processes; the quality and integrity of the Trust's financial statements; and the qualifications, independence, and performance of the Trust's independent registered public accounting firm. Among other responsibilities, the Audit Committee pre-approves audit and permissible non-audit services for the Trust, reviews audit plans and results, and serves as a forum for communications among the independent auditors, management, and the Board regarding accounting and financial reporting matters. As of the date of this SAI, the Audit Committee met one time with respect to the Trust.

Qualified Legal Compliance Committee ("QLCC"). The Audit Committee also serves as the Trust's QLCC for purposes of the SEC's attorney conduct rules (17 C.F.R. Secs. 205.2(k), 205.3(c)). An attorney representing the Trust who becomes aware of evidence of a material violation by the Trust or by an officer, director, employee, or agent of the Trust may report such evidence to the QLCC as an alternative to the reporting process described in 17 C.F.R. Sec. 205.3(b). As of the date of this SAI, the QLCC has met one time with respect to the Trust.

Nominating and Governance Committee. The Nominating and Governance Committee is composed of Jennifer X. Benson (Chair), Conor M. Murray, and Bryant C. Lee. The Committee identifies, evaluates, and recommends candidates for nomination to the Board as needed; oversees the Board's annual self-assessment; and reviews Trustee compensation. The Committee considers whether or not to consider shareholder-recommended nominees. The Committee meets as necessary, but at least annually. Because the Funds have not yet commenced operations, the Committee has not yet met as of the date of this SAI.

Principal Officers of the Trust

The officers of the Trust manage its day-to-day operations subject to Board oversight. Unless otherwise noted, the address of each officer is c/o Corgi ETF Trust I, 425 Bush St, Suite 500, San Francisco, CA 94104.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Emily Z. Yuan (Born: 2001)	President and Principal Executive Officer, Chief Compliance Officer; Secretary; Anti-Money Laundering Officer	Indefinite term; since 2025

Chief Operations Officer and Director, Corgi Insurance Services, Inc., an insurance agency (since 2024); Director, Bangers Snacks, Inc., a food and beverage company (since 2024); Chief Operations Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

Nicolas S. Laqua (Born: 2000)	Principal Financial Officer; Principal Accounting Officer (Treasurer)	Indefinite term; since 2025

Chief Executive Officer, Corgi Insurance Services, Inc. (since 2024); Director, Bangers Snacks, Inc. a food and beverage company (since 2024); Chief Executive Officer and Director, Basket Entertainment, Inc., a software and entertainment company (2021 to 2025);

18

Trustee Ownership of Shares.

The Funds are required to show the dollar-amount ranges of each Trustee's beneficial ownership of Shares of each Fund and of the Trust's other series as of the end of the most recently completed calendar year. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the date of this SAI, the Funds had not commenced operations. As of [ ], 2026, no Trustee owned Shares of any series of the Trust.

As of [ ], 2026, none of the Independent Trustees or members of their immediate families owned securities, beneficially or of record, in the Adviser, the Distributor, or any of their affiliates. Accordingly, none of the Independent Trustees or their immediate family members had any direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members engaged in any transaction(s) in an amount exceeding $120,000 in which the Adviser, the Distributor, or any affiliate thereof was a party.

Board Compensation.

The Trustees have agreed to receive no compensation for their service on the Board or its committees. Trustees will be reimbursed for reasonable travel and other out-of-pocket expenses incurred in connection with attending meetings. The Trust has no pension or retirement plan. The table below details the amount of compensation the Interested Trustees and Independent Trustees indirectly received from the Fund and Fund Complex through the Adviser during the fiscal year ended December 31, 2026. Amounts exclude any expense reimbursements.

Name	Estimated Aggregate Compensation From the Funds	Estimated Total Compensation From Fund Complex Paid to Trustees(1)
Interested Trustees
Nicolas S. Laqua	$0	$0
Emily Z. Yuan	$0	$0

Independent Trustees
Conor M. Murray	$0	$30,000
Bryant C. Lee	$0	$30,000
Jennifer X. Benson	$0	$30,000

(1)	Compensation is based on estimated amounts for the fiscal year ending December 31, 2026. Expense reimbursements, if any, are not included.

PRINCIPAL SHAREHOLDERS, CONTROL PERSONS AND MANAGEMENT OWNERSHIP

A "principal shareholder" means any person that owns, of record or beneficially, 5% or more of the outstanding Shares of a Fund. A "control person" means any shareholder that beneficially owns, directly or through controlled entities, more than 25% of the voting securities of a company, or otherwise acknowledges the existence of control. Shareholders with more than 25% of a Fund's voting securities may be able to determine the outcome of matters presented for shareholder vote.

As of the date of this SAI, Corgi Strategies, LLC, located at 425 Bush St, Suite 500, San Francisco, CA 94104, owned 100% of the outstanding Shares of the Funds and therefore may be deemed to be a "control person" of the Funds for purposes of the 1940 Act.

CODES OF ETHICS

The Trust and Corgi Strategies, LLC (the "Adviser") have each adopted Codes of Ethics (the "Codes") pursuant to Rule 17j-1 under the Investment Company Act of 1940 (the "1940 Act"). The Codes are intended to prevent affiliated persons of the Trust and the Adviser from engaging in fraudulent, deceptive or manipulative conduct in connection with securities held or to be acquired by a Fund (which may also be held by persons subject to the Codes).

Subject to preclearance and other restrictions, each Code permits personal securities transactions by personnel, including transactions in securities that may also be purchased or held by a Fund. The distributor (the "Distributor") expects to rely on the principal underwriter exception in Rule 17j-1(c)(3) to the extent applicable (including where the Distributor is not affiliated with the Trust or the Adviser and no officer, director or general partner of the Distributor serves in such capacity with the Trust or the Adviser).

There can be no assurance that the Codes will prevent all such conduct. Copies of the Codes may be reviewed at the SEC's website, www.sec.gov.

PROXY VOTING POLICIES

The Board has delegated responsibility for voting proxies for portfolio securities to the Adviser, subject to Board oversight. Proxies are to be voted in the best interests of each Fund and its shareholders and in compliance with applicable law. The Adviser has adopted proxy voting policies and guidelines (the "Proxy Voting Policies"), which the Trust has approved for use when voting proxies on behalf of the Funds.

Generally, absent a conflict of interest, the Adviser will vote for routine matters (for example, the election of directors, ratification of auditors, and conforming amendments to organizational documents), and will evaluate non-routine and contested matters case-by-case. The Proxy Voting Policies address the identification of, and response to, material conflicts of interest.

The Trust's Chief Compliance Officer monitors the effectiveness of the Proxy Voting Policies.

When available, information regarding how a Fund voted proxies during the most recent 12-month period ended June 30 will be available (1) without charge upon request by email to contact@corgifunds.com, (2) on the Funds' website at www.corgifunds.com and (3) on the SEC's website at www.sec.gov.

INVESTMENT ADVISER

Corgi Strategies, LLC, a Delaware limited liability company with its principal office at 425 Bush St, Suite 500, San Francisco, CA 94104, serves as investment adviser to the Funds and is responsible for overall management of the Funds' business and day-to-day portfolio management, subject to the oversight of the Board. Corgi Strategies, LLC is registered as an Adviser with the SEC under the Investment Advisers Act of 1940.

Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the "Advisory Agreement"), the Adviser provides investment advice and portfolio management and arranges for necessary operational services, including, without limitation, transfer agency, custody, fund administration and fund accounting, and other services reasonably required for Fund operations. In exchange for a single unitary advisory fee, the Adviser has agreed to pay, from the fee, substantially all ordinary operating expenses of each Fund, except for the "Excluded Expenses" described in the Prospectus. Each Fund pays the Adviser an annual unitary advisory fee, calculated daily and paid monthly based on the Fund's average daily net assets. The fee rates for each Fund are set forth in Schedule A to the Advisory Agreement and may be amended from time to time to add or remove Funds and/or adjust a Fund's fee, in each case upon approval in the manner required by Article 8 of the Advisory Agreement.

The Advisory Agreement will continue in effect for an initial two-year term for each Fund and, thereafter, from year to year if such continuance is approved at least annually (1) by a majority of the Trustees who are not "interested persons" of the Trust or the Adviser, and (2) by either the Board or a vote of a majority of the outstanding Shares of the relevant Fund. The Advisory Agreement will terminate automatically in the event of its assignment and may be terminated by the Trust or the Adviser upon 60 days' written notice.

The Adviser and its affiliates will not be liable to the Trust or any shareholder for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the Advisory Agreement, except for losses resulting from willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

Each Fund is new and, as of the date of this SAI, no advisory fees have been paid.

PORTFOLIO MANAGERS

Each Fund is managed by [ ], a portfolio manager of the Adviser (the "Portfolio Manager").

Portfolio Manager Fund Ownership. The SEC requires disclosure of the dollar range of each Portfolio Manager's beneficial ownership of Shares of each Fund as of the end of the most recently completed fiscal year, using prescribed ranges. As of the date of this SAI, no Shares were owned by the Portfolio Managers.

Portfolio Manager Compensation. Portfolio managers receive a fixed base salary and an annual discretionary bonus. Bonus determinations consider the Adviser's overall revenues and profitability, the portfolio managers' responsibilities and contributions to the investment process, teamwork, risk management and compliance. Compensation is not based on the investment performance of any particular account, including the Funds. Portfolio managers may also be eligible for long-term incentive awards (e.g., membership units or profit interests) that vest over 4 years..

Conflicts of Interest. Managing multiple accounts (including other registered funds and separate accounts) may create potential conflicts of interest. For example, a Portfolio Manager may have an incentive to favor an account that pays a performance-based fee or a higher advisory fee; knowledge of Fund trades could be used for the benefit of other accounts; or investment opportunities could be allocated among accounts. The Adviser has policies and procedures designed to identify and mitigate such conflicts, including trade aggregation and allocation procedures intended to provide fair and equitable treatment over time.

THE DISTRIBUTOR

The Trust has entered into a distribution agreement (the "Distribution Agreement") with [ ] (the "Distributor"), under which the Distributor will act as principal underwriter for the Funds and will distribute shares of the Funds ("Shares") on a best efforts basis. Shares are offered for sale by the Distributor only in Creation Units. The Distributor will not distribute Shares in amounts smaller than a Creation Unit and does not maintain a secondary market in Shares. The principal business address of the Distributor is [ ].

Acting as agent for the Trust, the Distributor will review and transmit orders for the purchase and redemption of Creation Units. Any subscription or order will not be binding on a Fund until accepted by the Trust or its designee. The Distributor is, or will be, a broker-dealer registered under the Securities Exchange Act of 1934 and a member of FINRA.

The Distributor may enter into arrangements with securities dealers and other firms ("Soliciting Dealers") to solicit orders for Creation Units of Shares. Such Soliciting Dealers may also be Authorized Participants (as described in "Procedures for Purchase and Redemption of Creation Units" below) or participants in DTC.

The Distribution Agreement will remain in effect for an initial two-year term from its effective date and may continue from year to year thereafter if such continuance is approved annually (1) by the Board of Trustees (the "Board") or by a vote of a majority of the outstanding voting securities of the applicable Fund and (2) by a majority of the Independent Trustees who have no direct or indirect financial interest in the Distribution Agreement or any related agreement, cast in person or as otherwise permitted by the Investment Company Act of 1940, as amended (the "1940 Act"). The Distribution Agreement may be terminated without penalty by the Trust on 60 days' written notice, when authorized either by a majority vote of the outstanding voting securities of the applicable Fund or by a vote of a majority of the Board (including a majority of the Independent Trustees), or by the Distributor on 60 days' written notice, and will terminate automatically in the event of its assignment. The Distribution Agreement limits the Distributor's liability to losses resulting from the Distributor's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations thereunder.

The Funds are newly organized. As of the date of this SAI, no underwriting commissions have been incurred and the Distributor has not retained any amounts.

Intermediary Compensation. From its own resources and not from Fund assets, the Adviser or its affiliates may make payments to broker-dealers, banks, and other financial intermediaries ("Intermediaries") in connection with activities related to the Funds, including marketing, education, and training support (for example, conferences, webinars, or printed materials). These arrangements are not financed by the Funds, are not included in the fee and expense information in the Prospectus, and do not affect the price investors pay to buy Shares or the proceeds investors receive when selling Shares. Such payments may be significant to an Intermediary and may create conflicts of interest by incentivizing the Intermediary or its financial professionals to recommend the Funds over other investments. Investors should contact their advisers or other financial professionals for more information about any such compensation. Intermediary information is current only as of the date of this SAI. Any payments made by the Adviser or its affiliates may create an incentive for an Intermediary to encourage customers to purchase Shares.

Such compensation may be provided to Intermediaries that offer services to the Fund, including marketing and educational support (for example, through conferences, webinars, or printed materials). The Adviser will periodically review whether to continue these payments. Compensation to an Intermediary may be significant, and amounts that Intermediaries pay to your adviser, broker, or other investment professional, if any, may also be significant to them. Because Intermediaries may determine which investment options to make available or recommend, and what services to provide in connection with various products, based on the payments they receive or are eligible to receive, these arrangements create conflicts of interest between the Intermediary and its clients. For instance, such financial incentives may lead an Intermediary to recommend the Fund over other investments. The same conflict of interest may arise with respect to your adviser, broker, or other investment professional if they receive similar payments from their Intermediary firm.

Distribution (Rule 12b-1) Plan. The Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for each Fund. No payments under the Plan are expected to be made during the twelve (12) months from the date of this SAI. Fees under the Plan may be imposed only after approval by the Board, including a majority of the Independent Trustees.

Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the Plan or in any related agreements (the "Independent Trustees"). The Plan may be continued from year to year only if, at least annually, the Board, including a majority of the Independent Trustees, concludes that continuation of the Plan is likely to benefit shareholders. The Plan may be terminated at any time by a vote of the Board or by a vote of a majority of the outstanding voting securities of the applicable Fund.

The Plan requires quarterly written reports to be provided to the Board of the amounts expended under the Plan and the purposes for which such expenditures were made. The Plan may not be amended to increase materially the amount that may be spent thereunder without approval by a majority of the outstanding voting securities of the applicable Fund. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and a majority of the Independent Trustees.

Under the Plan, each Fund may pay the Distributor an annual fee of up to 0.25% of the Fund's average daily net assets. The Plan is characterized as a compensation plan because any distribution and/or shareholder servicing fee will be paid to the Distributor without regard to the Distributor's actual distribution expenses or payments to other financial intermediaries. The Trust intends to administer the Plan, if implemented, in accordance with its terms and applicable FINRA rules concerning sales charges.

Subject to applicable law and regulation, payments under the Plan may be used to finance any activity that is primarily intended to result in the sale of Creation Units of a Fund or to provide, or arrange for others to provide, shareholder services and the maintenance of shareholder accounts. Such activities may include, but are not limited to: (1) delivering current Prospectuses, reports, notices, and similar materials to prospective purchasers of Creation Units; (2) advertising and other marketing or promotional services; (3) compensating others, including Authorized Participants with whom the Distributor has written agreements, for providing shareholder servicing on behalf of a Fund; (4) compensating certain Authorized Participants for assistance in distributing Creation Units, including related travel and communication expenses and the salaries and/or commissions of sales personnel; (5) payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment advisers, broker-dealers, mutual fund supermarkets, and affiliates of the Trust's service providers as compensation for services or reimbursement of expenses related to distribution assistance; (6) facilitating communications with beneficial owners of Shares, including the cost of providing, or paying others to provide, services to such beneficial owners (for example, responding to inquiries related to shareholder accounts); and (7) such other services and obligations as may be set forth in the Distribution Agreement.

ADMINISTRATOR

[ ] (the "Administrator") serves as administrator and fund accountant to the Trust and the Funds. The Administrator is located at [ ]. Under an administration agreement between the Trust and the Administrator, the Administrator provides administrative, accounting, and related services to the Trust and the Funds, which may include calculation of net asset value, preparation of financial statements and other regulatory filings, tax and financial reporting support, compliance and governance support, and coordination of service providers. Subject to Board oversight, the Administrator may provide individuals to serve as officers of the Trust.

As compensation for its services, the Administrator is entitled to fees as set forth in the administration agreement, as well as reimbursement of reasonable out-of-pocket expenses. The Funds are new, and the Administrator has not received any fees from the Funds as of the date of this SAI.

TRANSFER AGENT AND ETF ORDER MANAGEMENT

[ ] (the "Transfer Agent") serves as transfer agent, dividend disbursing agent, and ETF order-taking agent for the Funds. The Transfer Agent is located at [ ]. The Transfer Agent maintains the records of Creation Unit holders, processes orders for the purchase and redemption of Creation Units, and performs certain other related services. The Transfer Agent is entitled to fees and reimbursement of certain out-of-pocket expenses as set forth in its agreement with the Trust. In this capacity, the Transfer Agent does not have responsibility for the management of any Fund, the determination of investment policy, or any matter relating to the distribution of Shares.

CUSTODIAN

Pursuant to a custody agreement, [ ] (the "Custodian"), located at [ ], serves as custodian of the Funds' assets. The Custodian holds the assets of the Funds, maintains asset records, collects income, and performs other customary custodial services. The Custodian may appoint domestic and foreign sub-custodians as permitted by applicable law. The Custodian is entitled to fees based on the Funds' assets and to reimbursement of certain out-of-pocket expenses, including settlement charges.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] serves as the independent registered public accounting firm for the Trust and the Funds.

PORTFOLIO HOLDINGS DISCLOSURE POLICIES AND PROCEDURES

The Board has approved written policies and procedures governing the disclosure of information about each Fund's portfolio holdings (the "Holdings Disclosure Policy"). For each Business Day on which a Fund is open for business, the Fund's full portfolio holdings are made publicly available through financial reporting and news services, including on publicly available internet websites, and/or on the Trust's website at www.corgifunds.com. In addition, the composition of the Deposit Securities applicable to purchases and redemptions of Creation Units is generally disseminated prior to the opening of trading on the Exchange (as defined in the Prospectus) through the National Securities Clearing Corporation ("NSCC").

For the avoidance of doubt, each Fund intends to make complete, daily portfolio information available, subject to applicable law and Exchange requirements. For each Fund, daily disclosure includes derivatives and financing positions (for example, total return swaps) and any associated cash and collateral holdings.

The Holdings Disclosure Policy permits disclosure of portfolio information to the Trust's service providers and other parties that have a legitimate business need for the information to provide services to the Trust, including the administrator, custodian, transfer agent and ETF order management agent, distributor, pricing and data vendors, auditors, legal counsel, index calculation agents, and other similar providers (collectively, "Service Providers"). Any such disclosure is made under conditions of confidentiality and solely for the purpose of providing services to the Trust. No Fund, the Adviser, or any affiliate receives compensation or other consideration in connection with the disclosure of non-public portfolio holdings information, other than fees paid to Service Providers for services rendered.

The Trust's Chief Compliance Officer ("CCO") administers the Holdings Disclosure Policy, including maintaining a list of Service Providers and other parties that receive non-public holdings information and the timing of such disclosures, and reports to the Board at least annually regarding the operation of the policy and any material issues that have arisen.

Subject to the Holdings Disclosure Policy, the CCO may authorize immaterial exceptions when the CCO determines that a disclosure serves a legitimate business purpose, is in the best interests of shareholders, and is subject to appropriate confidentiality protections. Any such exceptions will be documented and reported to the Board.

DESCRIPTION OF SHARES

The Agreement and Declaration of Trust (the "Declaration of Trust") of Corgi ETF Trust I (the "Trust") authorizes the issuance of an unlimited number of shares of beneficial interest, no par value per share, in one or more series and classes. Each Fund is a separate series of the Trust. Each share of a Fund represents an equal proportionate interest in the assets of that Fund and is entitled to dividends and distributions, when and if declared by the Board, and to a pro rata share of the Fund's net assets upon liquidation. Shares are fully paid and non-assessable when issued, and shareholders have no preemptive or cumulative voting rights. Each Share entitles its holder to one vote. The Trustees may establish additional series or classes and may divide or combine shares into a greater or lesser number without shareholder approval, as permitted by the Declaration of Trust. All consideration received for Shares of a particular series, and all assets in which such consideration is invested, belong to that series and are subject to its liabilities.

Shares are issued only in book-entry form. The Trust does not issue share certificates. Shares are registered in the name of The Depository Trust Company ("DTC") or its nominee and are held in the account of a DTC Participants (or Indirect Participants). Beneficial ownership of Shares is reflected on the records of DTC and its participants, and transfers of ownership are effected only through those records. The Trust, the Funds, and their transfer agent do not have responsibility for the records of beneficial ownership maintained by DTC or its participants.

Shares of all series of the Trust vote together as a single class, except that (i) if a matter affects only one series, that series votes separately, and (ii) if a matter affects a series differently from other series, that series votes separately on that matter. As a Delaware statutory trust, the Trust is neither required nor intends to hold annual shareholder meetings. The Trust will hold meetings of shareholders to elect Trustees or for other purposes as required by the Investment Company Act of 1940, as amended (the "1940 Act"), or as otherwise determined by the Board. The Trust will call a meeting of shareholders to consider the removal of one or more Trustees and certain other matters upon the written request of shareholders holding at least 10% of the outstanding Shares of the Trust entitled to vote at such meeting.

Under the Declaration of Trust, the Board has the authority to liquidate a Fund without shareholder approval. While the Board has no present intention to exercise this authority, the Board may do so if a Fund fails to achieve a viable size within a reasonable period or for such other reasons as the Board determines to be in the best interests of the Fund and its shareholders.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee is liable only for losses resulting from the Trustee's own willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. A Trustee is not liable for errors in judgment or mistakes of fact or law made in good faith.

The Declaration of Trust provides for indemnification of Trustees and officers (and, upon due approval of the Trustees, other covered persons) for claims and expenses arising in connection with their service, except to the extent resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duties.

Nothing in this section protects or indemnifies any person against liability to which they would otherwise be subject under the federal securities laws.

BROKERAGE TRANSACTIONS

The Adviser, or any subadviser it engages with Board approval, is responsible for executing portfolio transactions for the Funds and for allocating brokerage among eligible broker dealers, subject to the supervision of the Adviser (if a subadviser is engaged) and the Board. In carrying out portfolio transactions, the Adviser or any subadviser seeks the most favorable execution for the Funds, taking into account factors such as price, applicable commissions or dealer spreads, the size and difficulty of the order, market impact, the quality of execution and settlement, and the operational capabilities of the broker dealer. The lowest available commission is not necessarily the most favorable overall result.

Brokerage Transactions. Generally, equity securities, whether listed or over the counter, are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers acting as market makers will include the dealers markup or reflect a markdown. Money market and other debt securities are usually bought directly from the issuer, an underwriter, or a market maker, and the Fund generally will not pay brokerage commissions for those purchases. When the Fund effects transactions in the over the counter market, it will generally deal with primary market makers unless more favorable prices are otherwise obtainable.

The Trust's policy for purchases and sales of portfolio securities for each Fund is to seek the most favorable overall terms reasonably available. Primary consideration is given to obtaining effective execution at competitive prices; this does not require that the lowest available commission be paid in every case. A constant focus on the lowest commission could, in some circumstances, impair effective portfolio management or the quality of execution and related services.

In evaluating execution quality for a particular transaction, the Adviser may consider a range of factors, including but not limited to: price; commission or commission equivalents; spread; size and difficulty of the order; liquidity and market impact; timing and speed; likelihood of execution and settlement; access to block trading and willingness to commit capital; financial condition and operational capabilities of the broker; reliability and accuracy of communications and clearing; the use of alternative trading systems (including electronic crossing networks); and the value of research and brokerage services, if any, consistent with Section 28(e) of the Securities Exchange Act of 1934. The relative importance of these factors will vary depending on the particular transaction.

The Trust has adopted policies and procedures that prohibit considering the sale of Fund shares as a factor in selecting brokers or dealers. The Adviser owes a fiduciary duty of best execution and selects the broker or dealer it believes is most capable of providing the services necessary to obtain the most favorable execution under the circumstances.

Subject to these policies, brokers or dealers selected to execute the Funds' portfolio transactions may include Authorized Participants or their affiliates (see "Purchase and Redemption of Shares in Creation Units"). An Authorized Participant or its affiliate may be selected in connection with an all-cash creation or redemption or with orders that include cash-in-lieu, provided such selection is consistent with best execution and the Trust's policies.

For swaps and other bilateral derivatives, the Adviser selects counterparties based on a range of factors, which may include pricing, execution quality, creditworthiness, collateral terms, operational capabilities, and overall relationship. These transactions are not executed through traditional brokerage in the same manner as equity trades, and commissions may not be paid. For exchange-traded futures and options, the Fund incurs exchange fees and pays commissions or other charges to its futures commission merchants. The Adviser seeks best overall terms reasonably available under the circumstances.

Brokerage Selection. The Trust does not expect to use any single broker dealer exclusively. When one or more brokers are believed capable of providing the best combination of price and execution, the Adviser (or any subadviser) may consider brokerage or research services provided to the Adviser in selecting among such brokers, and may pay a higher commission than might otherwise be available if it makes a good faith determination that the commission is reasonable in relation to the value of the services provided.

Brokerage and Research Services; Section 28(e). Where permitted by law, the Adviser may cause a Fund to pay a broker a commission in excess of that which another broker might have charged in recognition of brokerage and research services provided, consistent with Section 28(e). Research services may include, among other things, market data and analytics, portfolio analytics, execution management and order handling tools that are directly related to investment research, and access to company or industry information. The Adviser will not cause a Fund to pay a commission greater than is reasonable in relation to the value of the brokerage and research services provided, viewed in terms of either that particular transaction or the Adviser's overall responsibilities, in accordance with Section 28(e). The Adviser may also receive proprietary research that is bundled with execution services. The Adviser may use research services obtained for the benefit of any account it manages, and not all such services will necessarily be used in connection with the account that generated the commissions. This may create an incentive to select or recommend brokers based on the research services they provide; the Adviser monitors these arrangements and reports to the Board as part of the Trust's brokerage oversight program. The Adviser does not currently use Fund assets for, or participate in, third party soft dollar arrangements and does not receive proprietary research from full service brokers. The Adviser also does not increase commissions to pay up for any such proprietary research. If, in the future, the Adviser (or any subadviser) obtains brokerage or research services from broker dealers, it would do so only in arrangements consistent with Section 28(e) of the Securities Exchange Act of 1934.

Aggregation and Allocation. When the Adviser considers purchases or sales for a Fund at or about the same time as for other accounts it manages, transactions may be aggregated to seek more favorable execution. Orders are allocated among participating accounts in a manner the Adviser believes to be fair and equitable over time. Aggregation may, in some cases, adversely affect the price or size of the position for a Fund; in other cases, it may be beneficial, for example, by enabling participation in larger transactions or by reducing commissions. From time to time, the Adviser may place a combined order for two or more accounts it manages, including the Funds, when it believes combined execution is in the best interest of each participant and will result in best price and execution. Although joint execution could adversely affect the price or volume obtained by a particular account, in the Advisers judgment, subject to Board oversight, the advantages of combined orders generally outweigh the possible disadvantages.

Affiliated Brokerage; Principal Transactions. Each Fund may effect brokerage transactions through registered broker-dealer affiliates of the Trust or the Adviser, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), the Exchange Act, and SEC rules, including any applicable procedures adopted by the Board (including procedures consistent with Rule 17e-1 under the 1940 Act). Commissions paid to an affiliate will not exceed amounts that are reasonable and fair compared to commissions charged by others for comparable transactions. Principal transactions with affiliates are prohibited unless permitted by rule, regulation, or exemptive relief.

Directed Brokerage. The Funds do not have any practice of directing brokerage for the promotion or sale of Fund shares. The Funds are newly organized and, as of the date of this SAI, have not paid commissions on brokerage transactions directed to brokers pursuant to any arrangement for research or brokerage services.

Regular Brokers or Dealers. Each Fund is required to identify any securities of its regular broker-dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Fund as of the end of the most recent fiscal year. This information is not provided because the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

No brokerage commission information is provided since the Funds had not yet completed their first fiscal year of operations as of the date of this SAI.

PORTFOLIO TURNOVER RATE

The portfolio turnover rate is, in general terms, the percentage obtained by dividing the lesser of a Fund's purchases or sales of securities (excluding short-term instruments and securities received or delivered in-kind) by the average value of the Fund during the period. A rate of 100% indicates that the equivalent of the Fund's entire portfolio has been bought and sold during a year. Higher turnover may increase transaction costs and may affect the amount, timing, and character of distributions for tax purposes. To the extent a Fund realizes net short-term capital gains, distributions attributable to those gains will be treated as ordinary income for federal income tax purposes.

Because the Funds rebalance their exposure daily and primarily use derivatives, their portfolio turnover rate (as calculated pursuant to SEC rules) may be higher than that of traditional index funds, and reported turnover may not fully reflect the extent of derivatives activity. Periods of elevated market volatility typically increase trading activity and costs.

Each Fund is new and does not have a portfolio turnover rate to report as of the date of this SAI.

BOOK ENTRY ONLY SYSTEM

The Depository Trust Company ("DTC") acts as securities depository for the Shares. Shares are represented by securities registered in the name of DTC or its nominee, Cede & Co., and are deposited with, or on behalf of, DTC. Certificates will not be issued for Shares.

DTC is a limited-purpose trust company and a member of the Federal Reserve System, a "clearing agency" registered with the SEC, and a subsidiary of The Depository Trust & Clearing Corporation. DTC holds securities of its participants ("DTC Participants") and facilitates the clearance and settlement of securities transactions among DTC Participants through electronic book-entry changes in accounts of DTC Participants, thereby eliminating the need for physical movement of certificates. DTC Participants include broker-dealers, banks, trust companies, clearing corporations, and other organizations. Access to the DTC system is also available to others such as banks, brokers, and dealers that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants, and persons holding interests through DTC Participants or Indirect Participants (collectively, "Beneficial Owners"). Ownership of beneficial interests in Shares is shown on, and the transfer of ownership is effected only through, records maintained by DTC (for DTC Participants) and by DTC Participants (for Indirect Participants and Beneficial Owners). The Trust recognizes DTC or its nominee as the record owner of all Shares for all purposes. Beneficial Owners are not entitled to have Shares registered in their names and will not receive physical delivery of Share certificates. Beneficial Owners must rely on the procedures of DTC and the DTC Participant or Indirect Participant through which they hold Shares to exercise rights of a holder of Shares.

Notices, statements, and other communications to Beneficial Owners will be transmitted through DTC and DTC Participants. Distributions of dividends and other amounts with respect to Shares will be made to DTC or its nominee, which will credit DTC Participants' accounts in proportion to their respective beneficial interests. Payments by DTC Participants to Indirect Participants and to Beneficial Owners will be governed by standing instructions and customary practices and are the responsibility of such DTC Participants and Indirect Participants, and not of the Trust, the Funds, or their service providers.

DTC may discontinue providing depository services with respect to Shares at any time by giving reasonable notice in accordance with its procedures and applicable law. Under such circumstances, the Trust will seek a replacement for DTC to perform its functions at a comparable cost; if a replacement is not available, the Trust may make other arrangements, which may include issuing printed certificates, as permitted by applicable law (and, if required, in a manner satisfactory to the Fund's listing exchange). The Trust, the Funds, and their service providers have no responsibility for records, notices, or payments maintained or transmitted by DTC, DTC Participants, or Indirect Participants.

PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS

The Trust issues and redeems shares of each Fund (the "Shares") only in aggregations of a specified number of Shares ("Creation Units") on a continuous basis, without a sales load but subject to applicable transaction fees. Creation and redemption orders are effected at the net asset value ("NAV") per Share next determined after an order is received in proper form and accepted on a Business Day by the Trust through its transfer agent (the "Transfer Agent") in accordance with an Authorized Participant Agreement (a "Participant Agreement"). Each Fund's NAV is calculated on each Business Day as of the scheduled close of regular trading on the primary listing exchange for the Shares (generally 4:00 p.m., Eastern Time). A "Business Day" is any day on which the Exchange is open for regular trading. The Funds do not issue fractional Creation Units. Each Creation Unit consists of 25,000 Shares (or such other amount as the Trust may determine and disclose).

The Trust generally expects to permit or require cash creations and redemptions for each Fund in light of the Fund's use of derivatives to achieve its objective. From time to time, a Fund may require all-cash creations and/or redemptions. Cash transactions may cause the Fund to incur costs, including costs of entering into or unwinding derivatives positions, which may be passed through to Authorized Participants via transaction fees designed to approximate the Fund's costs.

Fund Deposit. The consideration for a purchase of a Creation Unit (the "Fund Deposit") generally consists of (i) a designated basket of securities (the "Deposit Securities") together with (ii) a cash amount (the "Cash Component"). The Cash Component equals the difference between the NAV of a Creation Unit and the aggregate value of the Deposit Securities, and may be a positive or negative amount. The Trust may permit or require the substitution of cash in lieu of some or all Deposit Securities ("Deposit Cash"). When a Fund accepts cash (in whole or in part), the Fund may incur costs associated with acquiring portfolio positions that would otherwise have been delivered in kind; such costs may be borne by the Fund, by an Authorized Participant, or otherwise as set forth in the Participant Agreement.

The Fund Deposit (Deposit Securities or Deposit Cash, as applicable, plus the Cash Component) represents the minimum initial and subsequent investment for a Creation Unit. Computation of the Cash Component excludes any stamp duties, transfer taxes, or other similar charges associated with the transfer of beneficial ownership of Deposit Securities, which are the responsibility of the Authorized Participant.

Daily Dissemination. On each Business Day, prior to the opening of regular trading on the Exchange (currently 9:30 a.m., Eastern Time), the names and required quantities of Deposit Securities (or the required amount of Deposit Cash, as applicable) for each Fund, together with the Cash Component, are disseminated via the National Securities Clearing Corporation ("NSCC") based on information as of the close of the prior Business Day. The composition of the Fund Deposit is subject to change and may differ from a Fund's portfolio holdings for a variety of reasons (for example, corporate actions, index rebalances, or operational considerations). Because each Fund may obtain exposure through derivatives such as total return swaps, the Trust may from time to time require cash creations and/or cash redemptions, in whole or in part, to reflect a Fund's investment strategy.

Custom Baskets. Each Fund may accept or deliver "custom baskets" (i.e., baskets that are not a pro rata slice of the Fund's portfolio) consistent with Rule 6c-11 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Adviser has adopted written policies and procedures governing the construction, acceptance, and oversight of custom baskets, which are subject to Board of Trustees (the "Board") oversight.

Eligibility to Transact; Authorized Participants. Orders for Creation Units may be placed only by entities that are (i) participants in the NSCC's Continuous Net Settlement system (each, a "Participating Party") or (ii) participants in The Depository Trust Company ("DTC") (each, a "DTC Participant") and, in each case, that have executed a Participant Agreement with respect to the relevant Fund (each such entity, an "Authorized Participant"). An Authorized Participant agrees, among other things, to pay the Cash Component, applicable creation transaction fees, and any taxes or other charges in connection with an order.

An investor transacting through a broker that is not an Authorized Participant must route orders through an Authorized Participant, and such investor may incur additional charges. At any given time, only a limited number of broker-dealers may have executed a Participant Agreement, and only a subset may support all order types or international settlement capabilities.

Placing Purchase Orders; Cut-Offs. All orders to purchase Shares directly from a Fund must be for one or more whole Creation Units and must be submitted in the manner and by the deadline specified in the Participant Agreement and/or applicable order form. Unless otherwise specified, the purchase order cut-off time is expected to be 4:00 p.m. Eastern Time and may be modified by the Fund. The date on which a purchase order (or a redemption order, as described below) is received in proper form and accepted is the "Order Placement Date." On days when the Exchange closes earlier than normal, the Funds may require that orders be placed earlier. If a market on which a Fund's portfolio investments principally trade is closed, the Fund generally will not accept orders on such day.

Delivery of the Fund Deposit; Settlement; Additional Cash Deposit. Fund Deposits must be delivered by an Authorized Participant through DTC (for equity securities), through the Federal Reserve wire system (for cash), and/or through other arrangements acceptable to the Trust or its agents. The cash portion must be received by the custodian (the "Custodian") no later than the contractual settlement date. The typical settlement cycle for each creation transaction is one Business Day after the trade date ("T+1"), unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Securities Exchange Act of 1934 (the "Exchange Act").

The Funds may permit a creation order to proceed before all Deposit Securities have been received. In such cases, the Authorized Participant must deposit additional cash collateral (the "Additional Cash Deposit") by 4:00 p.m. Eastern Time on the contractual settlement date (or such other time as specified). The Additional Cash Deposit is held in a non-interest bearing account and is subject to increase or decrease until all missing Deposit Securities are received. The Trust may purchase missing Deposit Securities at any time; the Authorized Participant will be liable to the Trust for any costs of such purchases (including any difference between the actual purchase price and the value used for Fund Deposit purposes, plus related transaction costs). Any unused portion of the Additional Cash Deposit will be returned once all missing Deposit Securities have been received or purchased and deposited into the Fund. If the Fund does not receive all required components by the specified time, the order may be canceled; upon written notice to the Transfer Agent, such canceled order may be resubmitted on the next Business Day using the then-current Fund Deposit.

Deemed Receipt; Proper Form. An order is deemed received on the Business Day it is placed only if it is in proper form prior to the applicable cut-off time and federal funds in the appropriate amount are deposited with the Custodian on the contractual settlement date by 4:00 p.m. Eastern Time (or such other time as specified). If proper form or funds are not timely received, the order may be rejected and the Authorized Participant may be liable for any resulting losses.

Issuance of Creation Units. Except as otherwise provided, Creation Units will not be issued until (i) the Transfer Agent has verified receipt of the required Deposit Securities or Deposit Cash, as applicable, (ii) the Custodian has received the Cash Component and any required Additional Cash Deposit, and (iii) all other conditions to creation have been satisfied. Upon confirmation, the Trust will issue and deliver the Creation Units, typically no later than the contractual settlement date. The Authorized Participant is responsible for any losses resulting from untimely delivery of required components.

Acceptance or Rejection of Purchase Orders. The Trust reserves the right to reject any creation order, including if: (1) the order is not in proper form; (2) the Fund Deposit (including the names or quantities of Deposit Securities or the amount of Deposit Cash) does not match the information disseminated through NSCC for that date; (3) the investor(s), upon obtaining the Shares ordered, would beneficially own 80% or more of the outstanding Shares of the Fund (the Trust reserves the right to require information reasonably necessary to determine beneficial ownership for purposes of this 80% test); (4) acceptance of the Fund Deposit would, in the judgment of the Trust, be unlawful; (5) acceptance or receipt of the order would, in the opinion of counsel to the Trust, be unlawful; or (6) circumstances outside the control of the Trust, the Custodian, any sub-custodian, the Transfer Agent, and/or the Adviser make it impracticable to process orders. Illustrative examples include natural disasters; extreme weather; fires or floods; widespread utility or telecommunications outages; market-wide trading halts; or systems failures affecting the Trust, the distributor, the Custodian or any sub-custodian, the Transfer Agent, DTC, NSCC, the Federal Reserve System, or other participants. The Transfer Agent will notify a prospective creator and/or its Authorized Participant of any rejection. The Trust, the Transfer Agent, the Custodian, any sub-custodian, and the distributor have no duty to notify of defects or irregularities in any Fund Deposit and shall not be liable for failure to give such notice. The Trust will exercise any right to reject orders in a manner consistent with Rule 6c-11 and related SEC guidance, including with respect to limited suspensions and extraordinary circumstances, and in a manner designed not to impair the arbitrage mechanism.

All questions as to the composition of the Fund Deposit, the number of shares of each Deposit Security, and the validity, form, eligibility, and acceptance of any securities or cash tendered will be determined by the Trust, and the Trust's determinations will be final and binding.

Creation Transaction Fees. A fixed creation transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing creation orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each creation order regardless of the number of Creation Units purchased in that order. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash creations, partial cash creations, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to purchasing portfolio investments with cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring securities to or from their accounts as part of the creation process.

Risks of Purchasing Creation Units. Purchases of Creation Units directly from a Fund involve certain legal risks. Because Shares may be continuously offered, a "distribution" could be occurring at any time. Depending on the facts and circumstances, activities of a shareholder may cause the shareholder to be deemed a statutory underwriter under the Securities Act of 1933 (the "Securities Act") and subject to prospectus delivery and liability provisions. For example, a shareholder may be deemed a statutory underwriter if it purchases Creation Units, breaks them into Shares, and sells those Shares directly to customers, or combines the creation of new Shares with an active selling effort. Whether a person is an underwriter depends on all facts and circumstances. Dealers participating in a distribution and dealing with Shares as part of an "unsold allotment" within the meaning of Section 4(a)(3)(C) of the Securities Act may be unable to rely on the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act.

Redemption.

Shares may be redeemed only in Creation Units at the NAV next determined after a redemption request in proper form is received and accepted by the Fund through the Transfer Agent on a Business Day. Except upon liquidation of a Fund, the Trust does not redeem Shares in amounts less than a Creation Unit. Investors who are not Authorized Participants must accumulate sufficient Shares in the secondary market to constitute a Creation Unit to redeem. There can be no assurance that secondary-market liquidity will always permit assembly of a Creation Unit; investors should expect to incur brokerage and other costs in connection with aggregating Shares.

Prior to the opening of regular trading on the Exchange on each Business Day, the Custodian, through NSCC, makes available the list of names and quantities of portfolio securities (the "Fund Securities") and the cash amount, if any, that will be applicable to redemption requests received that day in proper form. Fund Securities received upon redemption may differ from the Deposit Securities applicable to creations.

Redemption proceeds are paid in kind, in cash, or a combination thereof, as determined by the Trust in its discretion. For in-kind redemptions, redemption proceeds for a Creation Unit generally consist of the Fund Securities announced for that day, plus or minus a cash amount equal to the difference between the NAV of the Shares being redeemed and the value of the Fund Securities (the "Cash Redemption Amount"), less applicable fees. When the value of the Fund Securities exceeds the NAV of the Shares being redeemed, the redeeming shareholder will be required to pay the difference in cash through its Authorized Participant. The Trust may, in its discretion, substitute cash for any Fund Security.

The typical settlement cycle for each redemption transaction is T+1, unless otherwise agreed by the Fund and the Authorized Participant or as permitted by Rule 15c6-1 under the Exchange Act. In certain cases (for example, due to local market holidays or other market conditions), settlement of redemption proceeds may occur later.

Redemption Transaction Fees. A fixed redemption transaction fee of $300 may be imposed to offset transfer and other transaction costs associated with processing redemption orders. The fixed fee is payable to the Custodian (or another service provider, as applicable) and applies to each redemption order, regardless of the number of Creation Units redeemed. The fixed fee may be changed from time to time and may be waived for certain orders if the Fund determines to waive all or part of the costs, or if another party (such as the Adviser) agrees to pay such fee.

In addition, for cash redemptions, partial cash redemptions, or non-standard orders, a variable fee payable to the Fund of up to 3.00%, which may be charged in addition to the fixed transaction fee, may be charged to cover the Fund's trading costs, taxes, and other expenses related to selling portfolio investments to raise cash. The Adviser may determine not to impose a variable fee when it believes doing so is in the best interests of shareholders.

Investors who use the services of a broker or other intermediary may be charged a fee for such services. Investors are responsible for any costs of transferring Fund Securities from the Trust to their account or as otherwise directed.

Procedures for Redemption of Creation Units; Cut-Offs. Redemption orders must be submitted in proper form to the Transfer Agent by an Authorized Participant prior to 4:00 p.m. Eastern Time (or such other time as specified in the Participant Agreement and/or applicable order form). A redemption request is in proper form if: (i) the Authorized Participant has transferred, or caused to be transferred, the Creation Unit(s) being redeemed through DTC to the account of the Transfer Agent by the time specified; and (ii) the Transfer Agent has received an acceptable redemption request from the Authorized Participant within the time periods specified. If Shares are not received through DTC's facilities by the required time, or the request otherwise is not in proper form, the redemption request will be rejected.

Additional Redemption Procedures. A redeeming shareholder or an Authorized Participant acting on its behalf must maintain appropriate custody arrangements to receive Fund Securities. The Trust may, in its discretion, require or permit cash redemptions. In either case, the redeeming investor will receive a cash amount equal to the NAV of the Shares next determined after receipt of a redemption request in proper form, less applicable fees and charges (including any variable fee for cash redemptions). Upon request, the Trust may deliver a basket of securities that differs from the announced Fund Securities but does not differ in NAV.

Redemptions in kind are subject to applicable federal and state securities laws. The Trust reserves the right to redeem Creation Units for cash to the extent it could not lawfully deliver specific Fund Securities or could not do so without first registering such securities. An Authorized Participant or an investor for which it is acting that is subject to a legal restriction with respect to a particular Fund Security may receive an equivalent amount of cash. An Authorized Participant that is not a "qualified institutional buyer" ("QIB") as defined in Rule 144A under the Securities Act will be unable to receive Fund Securities that are restricted securities eligible for resale under Rule 144A; the Trust may require written confirmation of QIB status as a condition to delivery of such securities.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed: (1) for any period when the Exchange is closed (other than customary weekend and holiday closings); (2) for any period when trading on the Exchange is suspended or restricted; (3) for any period when an emergency exists that makes it not reasonably practicable to dispose of Shares or determine NAV; or (4) in such other circumstances as are permitted by the SEC. The Trust will administer any suspension in a manner consistent with Rule 6c-11 and related SEC guidance and in a manner designed not to impair the arbitrage mechanism.

DETERMINATION OF NET ASSET VALUE

NAV per Share for each Fund is computed by dividing the value of the Fund's net assets (the value of total assets minus total liabilities) by the total number of Shares outstanding, rounded to the nearest cent. Expenses and fees (including any management fees) accrue daily and are reflected in the determination of NAV.

The NAV of each Fund is calculated by the Administrator as of the scheduled close of regular trading on the Fund's primary listing exchange (generally 4:00 p.m., Eastern Time) on each day that the exchange is open for regular trading. If market closures or early closes affect particular asset classes (for example, an early close for certain fixed-income markets announced by the Securities Industry and Financial Markets Association, "SIFMA"), valuations for those holdings may reflect the earlier close on such day.

In valuing portfolio investments, each Fund generally uses market-based valuations. Prices may be obtained from one or more pricing services, directly from an exchange or trading venue, from quotations of major market makers or dealers, or, where appropriate, using amortized cost for short-term instruments. For investments that trade on an exchange, a market valuation generally refers to the last reported sale price or official closing price. Investments and other assets (and liabilities) denominated in currencies other than U.S. dollars are converted to U.S. dollars at current market rates as quoted by one or more sources on the valuation date.

When market quotations are not "readily available" or are deemed unreliable, the Fund will determine a fair value in accordance with Rule 2a-5 under the Investment Company Act of 1940. The Board has adopted valuation policies and procedures and has designated the Adviser as the Fund's valuation designee (the "Valuation Designee") pursuant to Rule 2a-5 to perform fair value determinations, subject to Board oversight. Fair value methodologies may consider, among other things, evaluated prices from pricing services, model inputs, observable market data, corporate actions, trading halts, significant events occurring after market close, and, for derivatives, counterparty quotations and collateral. The use of fair value prices may result in values that differ from quoted or published prices and may cause the Fund's NAV to differ from the value of an index at a point in time.

Derivatives used to obtain leveraged exposure (for example, swaps, futures, and options) are valued pursuant to the Fund's valuation procedures. Depending on the instrument, valuation inputs may include exchange settlement prices, quotations from one or more dealers or pricing services, models that reference observable market data, and, when appropriate, values of related instruments such as an exchange-traded fund designed to track the Fund's relevant reference asset or benchmark (particularly if that benchmark level is not computed as of the U.S. market close). When market quotations are not readily available or are deemed unreliable, such instruments are valued at fair value in good faith under the Fund's Rule 2a-5 procedures.

DIVIDENDS AND DISTRIBUTIONS

The following supplements, and should be read with, the Prospectus section titled "Dividends, Distributions, and Taxes."

General policies. Each Fund intends to distribute substantially all of its net investment income, if any, at least annually, and to distribute any net realized capital gains to shareholders at least annually. The Funds may make additional distributions as necessary to meet distribution requirements under the Internal Revenue Code of 1986, as amended (the "Code"), in a manner consistent with the Investment Company Act of 1940 and to minimize federal excise taxes.

Distributions of income and capital gains, if any, are declared and paid in cash. Dividends and other distributions on Shares are made on a pro rata basis to beneficial owners of record through Depository Trust Company ("DTC") participants and indirect participants, with proceeds transmitted by the Trust to DTC for allocation to DTC participants and then to beneficial owners.

The Trust may declare special dividends or other distributions if, in its reasonable discretion, such action is necessary or advisable to maintain a Fund's status as a regulated investment company ("RIC") or to avoid Fund-level income or excise taxes on undistributed amounts. Each Fund intends to make distributions in amounts and at times intended to avoid the 4% federal excise tax described under "Federal Income Taxes" below.

Use of derivatives may cause each Fund to recognize income, gain, or loss for tax and accounting purposes without a corresponding receipt or payment of cash in the same period. As a result, the Fund may be required to sell investments, including derivatives, at times it would not otherwise do so in order to meet distribution requirements.

Dividend reinvestment service. The Trust does not offer a DTC book-entry dividend reinvestment service. However, certain broker-dealers may offer a dividend reinvestment service for beneficial owners through DTC participants. Investors should contact their brokers to determine availability, applicable procedures, and any deadlines. If such a service is used, distributions will be reinvested in additional whole Shares at the then-current NAV, and such reinvested amounts will be taxable to the same extent as if received in cash.

FEDERAL INCOME TAXES

The following is a summary of certain U.S. federal income tax considerations generally affecting the Funds and their shareholders. It supplements the Prospectus and is not a complete discussion of all tax matters that may be relevant. This summary is based on current provisions of the Code, Treasury regulations, judicial decisions, and administrative rulings and guidance, all of which are subject to change (possibly with retroactive effect). Investors should consult their own tax advisers about federal, state, local, and foreign tax consequences to them in light of their particular circumstances.

Taxation of the Funds. Each Fund intends to elect and qualify each year for treatment as a RIC under the Code. If a Fund qualifies as a RIC and distributes its income and gains in a timely manner to shareholders, the Fund generally will not be subject to U.S. federal income tax on the income and gains it distributes. To qualify as a RIC, among other requirements, a Fund must (1) distribute in each taxable year at least 90% of its "investment company taxable income" and 90% of its net tax-exempt income, if any (the "Distribution Requirement"); (2) derive at least 90% of its gross income each taxable year from certain qualifying sources such as dividends, interest, gains from the sale or other disposition of stock, securities, or foreign currencies, or income derived with respect to its business of investing in such stock, securities, or currencies (the "Qualifying Income Requirement"); and (3) satisfy certain asset diversification tests at the end of each quarter (the "Diversification Requirement").

To the extent a Fund invests in instruments that may generate income that is not qualifying income (which can include certain derivatives), the Fund intends to monitor and limit such investments so that its non-qualifying income does not exceed 10% of gross income. If a Fund were to fail the Qualifying Income Requirement or the Diversification Requirement, relief provisions may be available in limited circumstances if the failure is due to reasonable cause and not willful neglect and the Fund pays a penalty tax and/or takes corrective action. If relief were not available and a Fund failed to qualify for RIC treatment for a taxable year, the Fund would be subject to tax at the Fund level on all of its taxable income at corporate rates, and distributions from earnings and profits (including distributions of net capital gain) would be taxable to shareholders as ordinary income. The Fund could be required to recognize and distribute earnings and profits as a condition to requalifying as a RIC in a subsequent year.

A Fund may elect to treat part or all of certain "late-year losses" as incurred in the following taxable year for purposes of determining its taxable income and distributions. Net capital losses (capital losses in excess of capital gains) generally may be carried forward indefinitely by a RIC to offset future capital gains, subject to limitations. The carryover of losses may be limited following certain ownership changes.

Each Fund may be subject to a 4% nondeductible federal excise tax on certain undistributed amounts if it does not distribute during each calendar year at least (i) 98% of its ordinary income for the calendar year and (ii) 98.2% of its capital gain net income for the one-year period ending on October 31 (or, if the Fund makes an election, for its fiscal year), plus any shortfalls from the prior year. The Funds intend to make distributions in amounts and at times intended to minimize excise tax, but there can be no assurance that all such liability will be eliminated.

If a Fund retains net capital gain, it may designate the retained amount as "undistributed capital gains" in a notice to shareholders. In that case, shareholders would (i) be required to include their share of such undistributed amount in income as long-term capital gain, (ii) be entitled to a credit for their share of the tax paid by the Fund on such undistributed amount, and (iii) increase their tax basis in Shares by the excess of the amount included in income over the tax deemed paid.

Taxation of shareholders - distributions. Distributions of a Fund's "investment company taxable income" (computed without regard to the dividends-paid deduction) are taxable to shareholders as ordinary income, whether paid in cash or reinvested. Distributions of a Fund's net capital gain (net long-term capital gains in excess of net short-term capital losses) are taxable as long-term capital gains, regardless of how long a shareholder has held Shares. A portion of ordinary income dividends paid to non-corporate shareholders may be eligible to be taxed at the reduced rates applicable to "qualified dividend income" if certain holding period and other requirements are met by both the Fund and the shareholder. To the extent properly reported, certain dividends received by corporate shareholders may be eligible for the dividends-received deduction, subject to holding period and other limitations.

Distributions are generally taxable when paid; however, any dividend declared in October, November, or December with a record date in such month and paid in January is treated for U.S. federal income tax purposes as received on December 31 of the year declared. Distributions may also be subject to state and local taxes.

If a Fund's distributions exceed its current and accumulated earnings and profits, all or a portion of such excess will be treated as a return of capital to shareholders, reducing each shareholder's tax basis in Shares (and, after such basis is reduced to zero, resulting in capital gain).

Taxation of shareholders - sale or exchange of Shares. A sale or other taxable disposition of Shares generally will result in a capital gain or loss equal to the difference between the amount realized and the shareholder's adjusted tax basis in the Shares. The gain or loss will be long-term if the Shares were held for more than one year, and short-term otherwise. Any loss realized on a disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of any amounts treated as long-term capital gain that were distributed (or deemed distributed) with respect to such Shares. Losses may be disallowed under the "wash sale" rules if substantially identical Shares are acquired within 30 days before or after the disposition. Shareholders should consult their brokers regarding available cost-basis reporting methods and elections.

Special and Complex Rules Applicable to Derivatives.

Each Funds' investments in derivatives are subject to special and complex U.S. federal income tax rules that can affect the character, timing, and amount of the Fund's income, gains, losses, and distributions.

Certain exchange-traded futures and options may be treated as "Section 1256 contracts" and are required to be marked to market at year end. Gains or losses on Section 1256 contracts generally are treated as 60% long-term and 40% short-term capital gain or loss, regardless of holding period, and may be required to be recognized for tax purposes even if no corresponding cash is received.

Payments (or accruals) under swap agreements and other non-Section 1256 derivatives generally are treated as ordinary income or loss. The "straddle," "wash sale," and "constructive sale" rules may defer losses, accelerate recognition of gains, or otherwise affect the character of the Fund's income and gains. The Fund's use of derivatives could also affect whether the Fund has made sufficient distributions to maintain its qualification as a regulated investment company and to avoid fund-level tax. Shareholders should consult their tax advisers regarding how these rules may affect their own tax situation. See Federal Income Taxes in this SAI for additional details.

Creations and redemptions by Authorized Participants. An Authorized Participant that exchanges securities for Creation Units generally will recognize gain or loss equal to the difference between the market value of the Creation Units at the time and the sum of the Authorized Participant's aggregate basis in the securities surrendered plus the cash paid, if any. An Authorized Participant that redeems Creation Units generally will recognize gain or loss equal to the difference between the Authorized Participant's basis in the Creation Units and the sum of the aggregate market value of any securities received plus the cash received, if any. The Internal Revenue Service may take the position that a loss realized upon an exchange of securities for Creation Units may be disallowed under the wash sale rules (for an exchanger that does not mark-to-market) or on the basis that there has been no significant change in economic position. If, after a creation, a purchaser (or group) would own 80% or more of a Fund's outstanding Shares and Section 351 of the Code otherwise would apply, the Fund may reject the order and may require beneficial ownership information reasonably necessary to evaluate the application of Section 351. If the Fund nonetheless issues Creation Units in such circumstances, the Authorized Participant may not recognize gain or loss on the exchange. Authorized Participants should consult their own tax advisers.

Taxation of Fund investments. Certain investments (including, without limitation, derivatives, foreign currency contracts, and transactions subject to the "straddle," "constructive sale," or "mark-to-market" rules) may be subject to complex provisions of the Code that, among other things, could affect the character of gains and losses realized by a Fund, accelerate the recognition of income to a Fund, defer losses, or affect whether income is qualifying income for RIC purposes. These rules may also require a Fund to recognize income or gains without a corresponding receipt of cash, potentially requiring the Fund to sell securities to meet the Distribution Requirement. Each Fund intends to monitor transactions, make appropriate elections, and maintain books and records as required to mitigate adverse tax consequences and preserve RIC status.

Backup withholding and reporting. A Fund may be required to withhold federal income tax ("backup withholding") from dividends, capital gain distributions, and redemption proceeds payable to shareholders who fail to provide a correct taxpayer identification number, who are subject to backup withholding due to under-reporting, who fail to certify that they are not subject to backup withholding, or who fail to certify their U.S. status. Backup withholding is not an additional tax and amounts withheld may be credited against a shareholder's federal income tax liability.

Net investment income tax. Certain individuals, trusts, and estates are subject to a 3.8% tax on their "net investment income," (the "NII tax") which generally includes distributions from a Fund and net gains from the sale or other disposition of Shares.

Non-U.S. shareholders. Distributions to non-U.S. shareholders generally will be subject to U.S. withholding tax at the rate of 30% (or a lower applicable treaty rate) to the extent derived from ordinary income. Subject to certain requirements, a Fund may report a portion of its distributions as "interest-related dividends" or "short-term capital gain dividends," which generally are exempt from such withholding for non-U.S. shareholders; special rules and exceptions apply, including for individuals present in the United States for 183 days or more during the year. Gains realized by non-U.S. shareholders on the sale of Shares generally are not subject to U.S. federal income tax, subject to certain exceptions. Non-U.S. shareholders may be subject to backup withholding if they fail to provide required certifications.

FATCA. Under the Foreign Account Tax Compliance Act ("FATCA"), a Fund may be required to withhold 30% on ordinary income distributions paid to certain foreign financial institutions and non-financial foreign entities that fail to satisfy documentation, reporting, or other requirements. FATCA may also affect a Fund's returns on certain investments. Investors should consult their tax advisers regarding FATCA.

Tax-exempt shareholders. Tax-exempt investors (including retirement plans and IRAs) are generally exempt from federal income tax on Fund distributions and gains, except to the extent that such amounts constitute unrelated business taxable income ("UBTI"). In certain circumstances, investments by a Fund (for example, in residual interests of real estate mortgage investment conduits or certain real estate investment trusts) could generate UBTI to tax-exempt shareholders. Tax-exempt investors should consult their tax advisers.

Certain reporting. Shareholders may be required to file IRS Form 8886 if they recognize a loss on a disposition of Shares that exceeds applicable thresholds. Significant penalties may apply for failure to comply with reporting requirements. The fact that a loss is reportable does not affect whether the treatment of the loss is proper.

The tax information provided here is only a summary of certain considerations. Prospective investors should consult their own tax advisers regarding the U.S. federal, state, local, and foreign tax consequences of an investment in the Funds.

FINANCIAL STATEMENTS

The Funds have not yet commenced investment operations and, therefore, have not produced financial statements. Once produced, you can obtain copies of the Annual Report without charge by calling the Fund at [ ] or visiting the SEC's website at www.sec.gov.

CORGI ETF TRUST I

PART C: OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit
(a)(i)	Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(i).
(a)(ii)

Certificate of Amendment to Certificate of Trust. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (a)(ii).

(a)(iii)	Agreement and Declaration of Trust. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (a)(iii).
(b)	By-Laws. Incorporated by reference to Accession No. 0002078265-25-000002, Exhibit (b).
(c)	Instruments Defining Rights of Security Holders - See relevant portions of Declaration of Trust and By-Laws.
(d)(i)

Investment Advisory Agreement between the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (d)(i).

(d)(ii)	Investment Sub-Advisory Agreement - to be filed by subsequent amendment.
(e)(i)

Distribution Agreement between the Trust and Paralel Distributors LLC. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(i).

(e)(ii)

Form of Authorized Participant Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (e)(ii).

(f)	Not applicable.
(g)

Custodian Agreement between the Trust and U.S. Bank National Association. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (g).

(h)(i)

Fund Administration, Fund Accounting and Transfer Agent Services Agreement between the Registrant and U.S. Bank Global Fund Services. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (h)(i).

(h)(ii)	Not separately filed. The services described in Item 28(h)(ii) are provided under the agreement filed as Exhibit (h)(i).
(h)(iii)	Not separately filed. The services described in Item 28(h)(iii) are provided under the agreement filed as Exhibit (h)(i).
(i)	Opinion and Consent of Counsel - to be filed by subsequent amendment.
(j)	Consent of Independent Registered Public Accounting Firm - to be filed by subsequent amendment.
(k)	Not applicable.
(l)

Form of Subscription Agreement. Incorporated by reference to the Registrants Pre-Effective Amendment No. 1 on Form N-1A, filed October 24, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000006, Exhibit (l).

(m)	Rule 12b-1 Plan. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (m).
(n)	Not applicable.
(o)	Reserved.
(p)(i)

Joint Code of Ethics for the Registrant and Corgi Strategies, LLC. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (p)(i).

(p)(ii)	Code of Ethics for Sub-Adviser - to be filed by subsequent amendment.
(q)	Powers of Attorney. Incorporated by reference to the Registrants Form N-1A filed August 25, 2025 (File Nos. 333-289838; 811-24117), Accession No. 0002078265-25-000002, Exhibit (q).

Item 29. Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification

Reference is made to Article IX of the Registrant's Agreement and Declaration of Trust. In general, that provision authorizes indemnification of Trustees, officers, employees, and agents of the Trust for liabilities and expenses arising in connection with their service to the Trust, subject to the limitations set forth therein and under applicable law.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the "Securities Act"), the Registrant furnishes the following undertaking: "Insofar as indemnification for liability arising under the Securities Act may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. If a claim for indemnification against such liabilities is made (other than reimbursement by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless its counsel determines that the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Securities Act, and the Registrant will be bound by the court's final adjudication of the issue."

Item 31. Business and Other Connections of Investment Adviser

Corgi Strategies, LLC - SEC File No. 801-134212

This item incorporates by reference the Uniform Application for Investment Adviser Registration (Form ADV) of Corgi Strategies, LLC, which is on file with the Securities and Exchange Commission. The Form ADV is available at www.adviserinfo.sec.gov.

[ ] (Sub-Adviser) - SEC File No. 801-[ ]

Information regarding the business and other connections of the sub-adviser is set forth in its Form ADV on file with the SEC and incorporated by reference. The Form ADV is available at www.adviserinfo.sec.gov.

The other business activities of the officers and managing members of the adviser and sub-adviser are described in their respective Forms ADV, including Schedules A and D, which are incorporated by reference.

Item 32. Principal Underwriter

The principal underwriter for the Funds (the "Distributor") will be [ ].

(a)	[ ]
(b)	None.
(c)	None.

Item 33. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

Records Relating to:	Are located at:
Registrant's Fund Administrator, Fund Accountant and Transfer Agent	[ ] [ ]

Registrant's Custodian	[ ] [ ]

Registrant's Principal Underwriter	[ ] [ ]

Registrant's Investment Adviser	Corgi Strategies, LLC 425 Bush St, Suite 500 San Francisco, CA 94104

Registrant's Sub-Adviser	[ ] [ ]

Item 34. Management Services

Not applicable.

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in San Francisco, California, on January 29, 2026.

Corgi ETF Trust I

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on January 29, 2026.

Signature	Title

/s/ Emily Z. Yuan	President and Principal Executive Officer; Trustee
Emily Z. Yuan

/s/ Nicolas S. Laqua	Trustee; Chair; Principal Financial Officer;
Nicolas S. Laqua	Principal Accounting Officer (Treasurer)

/s/ Conor M. Murray	Lead Independent Trustee
Conor M. Murray

/s/ Bryant C. Lee	Trustee
Bryant C. Lee

/s/ Jennifer X. Benson	Trustee
Jennifer X. Benson